UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21475

                         RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

                                 Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

                        Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 313-1341

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2011

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds
About Your Semi Annual Report

This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of Contents
	Equity Portfolio Managers	1
	Performance Summary	3
	RBC SMID Cap Growth Fund	8
	RBC Enterprise Fund	9
	RBC Small Cap Core Fund	10
	RBC Microcap Value Fund	11
	RBC Mid Cap Value Fund	12
	Schedules of Portfolio Investments	13
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	38
	- Statements of Changes in Net Assets	39
	Financial Highlights	44
	Notes to Financial Statements	54
	Share Class Information	66
	Supplemental Information	67

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the RBC Equity Funds, with no individual team member being solely responsible for the investment decisions.

Gordon Telfer

Chief Investment Officer, Equity Products, Managing Director, Head of Growth Equities US.

Gordon Telfer is Chief Investment Officer, Equity Products and is responsible for directing RBC GAM (US)’s U.S. equities research efforts. He joined RBC GAM (US) in 2003 from Alliance Capital Management where he was a senior portfolio manager and a member of Alliance’s Investment Policy Group. Prior to Alliance, he worked for Scudder Kemper Investments as senior vice president and global strategist and spokesperson for Scudder Kemper’s U.S. and International Portfolio Management Group. Gordon began his career in the investment industry in 1986 at Murray Johnstone International in portfolio management. He has spoken at numerous regional and national conferences on portfolio management and been a guest on CNBC. A native of Glasglow, Scotland, Gordon received his Stock Exchange Diploma from the Herriott Watt University, Edinburgh, Scotland

1

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, and RBC Microcap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

George Prince

Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

EQUITY PORTFOLIO MANAGERS

2

Kenneth A. Tyszko, CPA, CFA

Vice President, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund (formerly known as RBC Mid Cap Growth Fund). He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management Inc., ABN AMRO Asset Management (USA) Inc., and Sears Investment Management Co. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken began his career in the investment industry in 1984. He received a BS in Accountancy from the University of Illinois. Ken is both a CFA charterholder and a Certified Public Accountant. He is a member of the Illinois CPA Society, the CFA Society of Chicago and the CFA Institute. Ken has been a guest on Bloomberg Television, Bloomberg Radio, and WebFN.

Stephen E. Kylander

Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2011(Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	25.14%	5.10%	1.21%	5.46%	10.83%
- At Net Asset Value	32.78%	7.21%	2.41%	6.09%	11.16%	1.35%	1.79%

Class C (c)
- Including Contingent Deferred Sales Charge of 1.00%	30.75%	6.37%	1.62%	5.29%	10.33%
- At Net Asset Value	31.75%	6.37%	1.62%	5.29%	10.33%	2.09%	2.53%

Class I	33.08%	7.50%	2.68%	6.36%	11.49%	1.10%	1.54%

Class S (d)	33.08%	7.47%	2.66%	6.36%	11.49%	1.10%	1.54%

Russell 2500
Growth Index*	30.08%	9.67%	5.25%	7.54%	10.19%

Russell Midcap
Growth Index*	26.60%	7.63%	4.93%	6.94%	10.63%

RBC Enterprise Fund (e)
	1 Year	3 Year	5 Year	10 Year	Since Inception(f)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (g)
- Including Maximum Sales Charge of 5.75%	18.56%	3.55%	(0.92)%	8.75%	10.39%
- At Net Asset Value	25.81%	5.62%	0.26%	9.39%	10.63%	1.33%	1.76%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	23.80%	4.81%	(0.50)%	8.57%	9.81%
- At Net Asset Value	24.80%	4.81%	(0.50)%	8.57%	9.81%	2.08%	2.51%

Class I (h)	26.11%	5.88%	0.51%	9.67%	10.91%	1.08%	1.51%

Class S	26.04%	5.87%	0.50%	9.67%	10.91%	1.08%	1.51%

Russell 2000 Index*	25.79%	8.57%	3.35%	7.87%	9.30%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

PERFORMANCE SUMMARY

RBC Small Cap Core Fund (i)
	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (g)
- Including Maximum Sales Charge of 5.75%	23.87%	10.02%	3.42%	8.32%	10.29%
- At Net Asset Value	31.45%	12.21%	4.65%	8.96%	10.63%	1.47%	2.28%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	29.36%	11.37%	3.94%	8.18%	9.82%
- At Net Asset Value	30.36%	11.37%	3.94%	8.18%	9.82%	2.23%	2.99%

Class S	31.75%	12.50%	4.98%	9.26%	10.92%	1.22%	2.04%

Russell 2000
Index*	25.79%	8.57%	3.35%	7.87%	9.89%

RBC Microcap Value Fund (k)
	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (g)
- Including Maximum Sales Charge of 5.75%	13.00%	2.02%	(1.07)%	8.09%	8.61%
- At Net Asset Value	19.86%	4.06%	0.11%	8.74%	8.89%	1.32%	1.64%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	17.92%	3.30%	(0.65)%	7.93%	8.08%
- At Net Asset Value	18.92%	3.30%	(0.65)%	7.93%	8.08%	2.07%	2.39%

Class S	20.16%	4.34%	0.36%	9.01%	9.16%	1.07%	1.39%

Russell 2000
Value Index*	20.63%	6.76%	2.23%	9.01%	10.20%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

PERFORMANCE SUMMARY

RBC Mid Cap Value Fund

	1 Year	Since Inception(m)	Net Expense Ratio(1)(2)(3)(4)	Gross Expense Ratio(1)(2)(3)(4)
Class I - At Net Asset Value	25.16%	26.90%	0.90%	12.64%

Russell MidCap Value Index*	22.26%	34.02%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1)	The Funds’ expenses reflect the most recent fiscal year-end (September 30, 2010).

(2) The Adviser has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2012.

(3)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

(4)	Annualized

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.

(c)	The inception date for Class C Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C Shares, as applicable (and where applicable, the maximum sales charges of the Class C Shares).

(d)	The inception date for Class S Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S Shares.

(e)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund . Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

PERFORMANCE SUMMARY

(g)	The inception date for Class A and Class C Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A and Class C Shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C Shares).

(h)	The inception date for Class I Shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I Shares, as applicable.

(i)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(k)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund . Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(l)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(m)	The since inception date (commencement of operations) of the Fund is December 31, 2009. The performance of the index since inception of the Fund is calculated from December 31, 2009.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Microcap Index is an unmanaged index that measures the performance of 1000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership.

This Page Intentionally Left Blank

	MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
	RBC SMID Cap Growth Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Growth Index and Russell 2500 Growth Index
Asset Allocation (as of 3/31/11) (% of fund’s investments) & Top Five Industries (as of 3/31/11) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/11) (% of fund’s net assets)	Tractor Supply Co.	2.88%	AMETEK, Inc.	1.86%
	Fossil, Inc.	2.71%	Altera Corp.	1.80%
	Catalyst Health Solutions, Inc.	2.21%	LKQ Corp.	1.68%
	Ross Stores, Inc.	2.00%	Roper Industries, Inc.	1.66%
	Airgas, Inc.	1.89%	United Natural Foods, Inc.	1.65%
	*A listing of all portfolio holdings can be found beginning on page 13.
Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 2001 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC Enterprise Fund

Long-term growth of capital.				Investment Objective
Russell 2000 Index				Benchmark
				Asset Allocation (as of 3/31/11) (% of fund’s investments) & Top Five Industries (as of 3/31/11) (% of fund’s net assets)
LaBarge, Inc.	5.03%	AZZ, Inc.	3.04%	Top Ten Holdings
Universal Electronics, Inc.	4.78%	Columbus McKinnon Corp.	3.04%	(as of 3/31/11)
Universal Stainless & Alloy	3.97%	Interactive Intelligence, Inc.	2.99%	(% of fund’s
Acacia Research - Acacia	3.17%	Casual Male Retail Group, Inc.	2.89%	net assets)
Technologies		NIC, Inc.	2.88%
Steinway Musical Instruments	3.08%

*A listing of all portfolio holdings can be found beginning on page 16.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.					9

	MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
	RBC Small Cap Core Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell 2000 Index
Asset Allocation (as of 3/31/11) (% of fund’s investments) & Top Five Industries (as of 3/31/11) (% of fund’s net assets)

Top Ten Holdings (as of 3/31/11) (% of fund’s net assets)	Universal Electronics, Inc.	3.65%	Steinway Musical Instruments	2.53%
	Gardner Denver, Inc.	3.02%	Koppers Holdings, Inc.	2.46%
	World Fuel Services Corp.	2.99%	AZZ, Inc.	2.39%
	Universal Stainless & Alloy	2.77%	Compass Diversified Holdings	1.98%
	Casual Male Retail Group, Inc.	2.68%	Spectrum Control, Inc.	1.96%
	*A listing of all portfolio holdings can be found beginning on page 19.

Growth of $10,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark
				Asset Allocation (as of 3/31/11) (% of fund’s investments) & Top Five Industries (as of 3/31/11) (% of fund’s net assets)

Innospec, Inc.	0.78%	Elizabeth Arden, Inc.	0.59%	Top Ten Holdings (as of 3/31/11) (% of fund’s net assets)
SFN Group, Inc.	0.73%	Harvest Natural Resources, Inc.	0.59%
Omega Protein Corp.	0.61%	Knightsbridge Tankers Ltd.	0.59%
Standex International Corp.	0.60%	Measurement Specialties, Inc.	0.58%
Cantel Medical Corp.	0.59%	Insight Enterprises, Inc.	0.58%
*A listing of all portfolio holdings can be found beginning on page 22.

				Growth of $10,000 Initial Investment Over 10 Years
The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S Shares. The performance of the Fund for the period from March 31, 2001 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

	RBC Mid Cap Value Fund
Investment	Long-term capital appreciation.
Objective
Benchmark	Russell Mid Cap Value Index
Asset Allocation (as of 3/31/11) (% of fund’s investments) & Top Five Industries (as of 3/31/11) (% of fund’s net assets)

Top Ten Holdings (as of 3/31/11) (% of fund’s net assets)	Kohl’s Corp.	4.59%	Jarden Corp.	2.87%
	Reinsurance Group of America, Inc.	4.43%	AmerisourceBergen Corp.	2.79%
	KKR Financial Holdings LLC REIT	4.13%	Cytec Industries, Inc.	2.60%
	Celanese Corp., Class A	2.96%	Harris Corp.	2.57%
	Meritor, Inc.	2.90%	Navistar International Corp.	2.19%
	*A listing of all portfolio holdings can be found beginning on page 33.

Growth of $10,000 Initial Investment Since Inception (12/30/09)
	The graph reflects an initial investment of $10,000 over the period from December 30,2009 to March 31, 2011 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2011 (Unaudited)

Shares		Value
Common Stocks — 98.44%
Consumer Discretionary — 12.74%
22,300	Fossil, Inc.*	$2,088,395
19,200	Guess?, Inc.	755,520
53,760	LKQ Corp.*	1,295,616
9,700	Panera Bread Co., Class A*	1,231,900
21,700	Ross Stores, Inc.	1,543,304
37,100	Tractor Supply Co.	2,220,806
19,200	WMS Industries, Inc.*	678,720

		9,814,261

Consumer Staples — 4.87%
9,600	Church & Dwight Co., Inc.	761,664
28,400	Pricesmart, Inc.	1,040,576
9,900	Ralcorp Holdings, Inc.*	677,457
28,400	United Natural Foods, Inc.*	1,272,888

		3,752,585

Energy — 6.31%
14,400	Dril-Quip, Inc.*	1,138,032
13,690	Oceaneering International, Inc.*	1,224,571
16,700	Oil States International, Inc.*	1,271,538
19,800	Unit Corp.*	1,226,610

		4,860,751

Financials — 5.57%
20,800	Eaton Vance Corp.	670,592
17,500	Federated Investors, Inc., Class B	468,125
31,800	HCC Insurance Holdings, Inc.	995,658
32,700	Raymond James Financial, Inc.	1,250,448
37,700	Tower Group, Inc.	905,931

		4,290,754

Health Care — 23.27%
52,800	Bruker Corp.*	1,100,880
30,400	Catalyst Health Solutions, Inc.*	1,700,272
9,900	Cerner Corp.*	1,100,880
11,700	Charles River Laboratories International, Inc.*	449,046
11,300	Edwards Lifesciences Corp.*	983,100
12,500	Gen-Probe, Inc.*	829,375
17,800	Henry Schein, Inc.*	1,249,026
14,100	IDEXX Laboratories, Inc.*	1,088,802
14,900	Integra LifeSciences Holdings Corp.*	706,558
7,500	Laboratory Corp of America Holdings*	690,975
17,500	Meridian Bioscience, Inc.	419,825
6,600	Mettler-Toledo International, Inc.*	1,135,200
12,800	MWI Veterinary Supply, Inc.*	1,032,704

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
20,500	NuVasive, Inc.*	$519,060
18,300	Parexel International Corp.*	455,670
10,800	Perrigo Co.	858,816
24,400	Pharmaceutical Product Development, Inc.	676,124
9,900	Varian Medical Systems, Inc.*	669,636
26,400	Volcano Corp.*	675,840
11,700	Waters Corp.*	1,016,730
12,500	West Pharmaceutical Services, Inc.	559,625

		17,918,144

Industrials — 17.71%
9,900	Alliant Techsystems, Inc.	699,633
32,700	AMETEK, Inc.	1,434,549
15,820	Donaldson Co., Inc.	969,608
14,480	Expeditors International of Washington, Inc.	726,027
7,700	Flowserve Corp.	991,760
11,340	Huron Consulting Group, Inc.*	314,005
16,200	Jacobs Engineering Group, Inc.*	833,166
15,000	Landstar System, Inc.	685,200
17,500	MSC Industrial Direct Co., Class A	1,198,225
14,790	Roper Industries, Inc.	1,278,743
13,300	Stericycle, Inc.*	1,179,311
14,700	Teledyne Technologies, Inc.*	760,137
17,400	Towers Watson & Co., Class A	965,004
22,400	Waste Connections, Inc.	644,896
27,700	Woodward Governor Co.	957,312

		13,637,576

Information Technology — 22.46%
25,900	Akamai Technologies, Inc.*	984,200
31,500	Altera Corp.	1,386,630
15,120	ANSYS, Inc.*	819,353
26,610	Autodesk, Inc.*	1,173,767
14,100	Comtech Telecommunications Corp.	383,238
24,100	Digital River, Inc.*	902,063
14,140	Dolby Laboratories, Inc., Class A*	695,829
10,600	F5 Networks, Inc.*	1,087,242
22,700	Global Payments, Inc.	1,110,484
29,300	Logitech International SA*	531,209
9,900	Mantech International Corp., Class A*	419,760
24,150	Microchip Technology, Inc.	917,941
24,900	MICROS Systems, Inc.*	1,230,807
26,350	National Instruments Corp.	863,490
17,500	Open Text Corp.*	1,090,600
24,100	Plexus Corp.*	844,946
32,100	Riverbed Technology, Inc.*	1,208,565

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
24,200	Synopsys, Inc.*	$669,130
16,600	Ultimate Software Group, Inc.*	975,250

		17,294,504

Materials — 5.51%
21,900	Airgas, Inc.	1,454,598
21,100	AptarGroup, Inc.	1,057,743
14,700	Reliance Steel & Aluminum Co.	849,366
13,900	Sigma-Aldrich Corp.	884,596

		4,246,303

Total Common Stocks		75,814,878

(Cost $51,490,429)
Investment Company — 2.38%
1,837,365	JPMorgan Prime Money Market Fund	1,837,365

Total Investment Company		1,837,365

(Cost $1,837,365)

Total Investments		$77,652,243
(Cost $53,327,794)(a) — 100.82%

Liabilities in excess of other assets — (0.82)%		(634,115)

NET ASSETS — 100.00%		$77,018,128

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2011 (Unaudited)

Shares		Value
Common Stocks — 93.36%
Consumer Discretionary — 17.04%
428,178	Benihana, Inc., Class A*	$3,618,104
88,400	Books-A-Million, Inc.	365,092
932,773	Casual Male Retail Group, Inc.*	4,579,915
94,151	Delta Apparel, Inc.*	1,345,418
58,630	Mac-Gray Corp.	945,702
41,000	Red Robin Gourmet Burgers, Inc.*	1,102,900
198,809	RG Barry Corp.	2,602,410
219,956	Steinway Musical Instruments*	4,885,223
256,700	Universal Electronics, Inc.*	7,588,052

		27,032,816

Energy — 5.18%
28,000	Gulf Island Fabrication, Inc.	900,760
117,400	Gulfport Energy Corp.*	4,244,010
19,154	OYO Geospace Corp.*	1,888,201
54,300	Tesco Corp.*	1,191,885

		8,224,856

Financials — 9.87%
277,300	Asta Funding, Inc.	2,373,688
96,100	Boston Private Financial Holdings, Inc.	679,427
91,059	CoBiz Financial, Inc.	632,860
220,900	Compass Diversified Holdings	3,256,066
55,500	Cypress Sharpridge Investments, Inc. REIT	703,740
68,800	Firstcity Financial Corp.*	443,760
107,800	Imperial Holdings LLC*	1,094,170
63,400	LaSalle Hotel Properties REIT	1,711,800
27,626	Mercantile Bank Corp.*	270,735
95,389	MetroCorp Bancshares, Inc.*	634,337
93,000	National Interstate Corp.	1,939,050
64,074	Northrim BanCorp, Inc.	1,223,172
50,000	Washington Banking Co.	705,000

		15,667,805

Health Care — 8.04%
23,995	America Service Group, Inc.	615,232
203,500	BioScrip, Inc.*	958,485
97,900	Exactech, Inc.*	1,718,145
8,032	HMS Holdings Corp.*	657,419
76,600	Kensey Nash Corp.*	1,908,106
7,200	Landauer, Inc.	442,944
49,200	LHC Group, Inc.*	1,476,000
76,700	Meridian Bioscience, Inc.	1,840,033
73,100	Symmetry Medical, Inc.*	716,380
108,700	US Physical Therapy, Inc.	2,428,358

		12,761,102

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
Industrials — 25.38%
147,200	Acacia Research - Acacia Technologies*	$5,037,184
250,200	Air Transport Services Group, Inc.*	2,114,190
111,456	Allied Defense Group, Inc. (The)*	392,325
105,900	AZZ, Inc.	4,829,040
261,325	Columbus McKinnon Corp.*	4,824,060
185,000	Eagle Bulk Shipping, Inc.*	688,200
81,600	Ennis, Inc.	1,389,648
81,800	Greenbrier Cos., Inc.*	2,321,484
26,900	Hurco Cos, Inc.*	820,450
99,600	Kimball International, Inc., Class B	697,200
451,194	LaBarge, Inc.*	7,986,134
19,000	Marten Transport Ltd.	423,700
49,300	NN, Inc.*	900,218
133,333	OceanFreight, Inc.*	93,333
42,150	Old Dominion Freight Line, Inc.*	1,479,044
149,900	Orion Marine Group, Inc.*	1,609,926
406,000	PGT, Inc.*	954,100
23,373	Powell Industries, Inc.*	921,831
63,674	Standard Parking Corp.*	1,130,850
32,500	Sun Hydraulics Corp.	1,400,750
135,800	TBS International PLC, Class A*	264,810

		40,278,477

Information Technology — 16.67%
183,682	Aspen Technology, Inc.*	2,753,393
75,374	Computer Task Group, Inc.*	1,001,721
23,585	EMS Technologies, Inc.*	463,563
122,700	Interactive Intelligence, Inc.*	4,749,717
524,238	Lionbridge Technologies, Inc.*	1,798,136
366,400	NIC, Inc.	4,565,344
197,897	Spectrum Control, Inc.*	3,894,613
23,451	Tessco Technologies, Inc.	269,687
40,300	TNS, Inc.*	627,471
130,300	Tyler Technologies, Inc.*	3,089,413
289,700	Xyratex Ltd.*	3,238,846

		26,451,904

Materials — 9.08%
317,116	Intertape Polymer Group, Inc.*	396,395
101,700	Koppers Holdings, Inc.	4,342,590
160,300	Landec Corp.*	1,041,950
294,900	Omnova Solutions, Inc.*	2,320,863
186,688	Universal Stainless & Alloy*	6,296,986

		14,398,784

Utilities — 2.10%
76,700	Central Vermont Public Service Corp.	1,786,343

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
65,800	Unitil Corp.	$1,550,248

		3,336,591

Total Common Stocks		148,152,335

(Cost $107,802,605)
Rights/Warrants — 0.00%
135,800	TBS International Rights, Expire 3/31/11(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)	0

Total Rights/Warrants		0

(Cost $0)

Exchange Traded Fund — 1.97%
117,800	SPDR KBW Regional Banking	3,133,480

Total Exchange Traded Fund		3,133,480

(Cost $3,028,573)
Investment Company — 3.34%
5,292,735	JPMorgan Prime Money Market Fund	5,292,735

Total Investment Company		5,292,735

(Cost $5,292,735)

Total Investments		$156,578,550
(Cost $116,123,913)(c) — 98.67%

Other assets in excess of liabilities — 1.33%		2,105,884

NET ASSETS — 100.00%		$158,684,434

*	Non-income producing security.
(a)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
(c)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2011 (Unaudited)

Shares		Value
Common Stocks — 96.55%
Consumer Discretionary — 17.10%
27,500	Ascena Retail Group, Inc.*	$891,275
83,819	Benihana, Inc., Class A*	708,271
300,400	Casual Male Retail Group, Inc.*	1,474,964
22,000	Drew Industries, Inc.	491,260
24,200	Grand Canyon Education, Inc.*	350,900
11,723	RG Barry Corp.	153,454
41,400	Sally Beauty Holdings, Inc.*	580,014
62,707	Steinway Musical Instruments*	1,392,722
11,850	Steven Madden Ltd.*	556,121
33,900	True Religion Apparel, Inc.*	795,633
67,923	Universal Electronics, Inc.*	2,007,804

		9,402,418

Consumer Staples — 1.39%
20,200	Nash Finch Co.	766,388

Energy — 6.49%
2,900	CARBO Ceramics, Inc.	409,248
28,500	Georesources, Inc.*	891,195
8,100	Gulfport Energy Corp*	292,815
7,300	Tesco Corp.*	160,235
15,700	Willbros Group, Inc.*	171,444
40,500	World Fuel Services Corp.	1,644,705

		3,569,642

Financials — 10.47%
34,600	Amerisafe, Inc.*	765,006
39,300	Ares Capital Corp.	664,170
46,327	Asta Funding, Inc.	396,559
73,700	Compass Diversified Holdings	1,086,338
17,900	Cypress Sharpridge Investments, Inc. REIT	226,972
31,225	Delphi Financial Group, Inc., Class A	958,920
26,500	LaSalle Hotel Properties REIT	715,500
10,300	ProAssurance Corp.*	652,711
21,500	SeaBright Insurance Holdings, Inc.	220,375
4,072	Trico Bancshares	66,414

		5,752,965

Health Care — 6.53%
13,700	Kinetic Concepts, Inc.*	745,554
19,000	Meridian Bioscience, Inc.	455,810
28,275	PSS World Medical, Inc.*	767,666
27,800	Symmetry Medical, Inc.*	272,440
17,000	Thoratec Corp.*	440,810
20,300	West Pharmaceutical Services, Inc.	908,831

		3,591,111

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
Industrials — 28.59%
31,000	Acacia Research - Acacia Technologies*	$1,060,820
76,900	ACCO Brands Corp.*	733,626
5,800	American Science & Engineering, Inc.	535,688
11,800	Atlas Air Worldwide Holdings, Inc.*	822,696
28,808	AZZ, Inc.	1,313,645
13,500	Chart Industries, Inc.*	743,040
56,800	Columbus McKinnon Corp.*	1,048,528
21,300	Gardner Denver, Inc.	1,662,039
28,600	Greenbrier Cos., Inc.*	811,668
17,500	II-VI, Inc.*	870,625
43,500	Insteel Industries, Inc.	615,090
55,400	Interface, Inc., Class A	1,024,346
14,900	Knoll, Inc.	312,304
36,900	LaBarge, Inc.*	653,130
12,200	LB Foster Co., Class A	525,942
12,100	Marten Transport Ltd.	269,830
49,900	Meritor, Inc.*	846,803
8,200	Old Dominion Freight Line, Inc.*	287,738
6,878	Powell Industries, Inc.*	271,268
10,400	Sun Hydraulics Corp.	448,240
12,700	Wabtec Corp.	861,441

		15,718,507

Information Technology — 14.62%
43,500	Aspen Technology, Inc.*	652,065
8,200	Blue Coat Systems, Inc.*	230,912
22,200	Checkpoint Systems, Inc.*	499,056
4,700	EMS Technologies, Inc.*	92,379
16,100	InterDigital, Inc.	768,131
58,200	NIC, Inc.	725,172
12,700	Skyworks Solutions, Inc.*	411,734
54,800	Spectrum Control, Inc.*	1,078,464
52,500	STEC, Inc.*	1,054,725
51,500	Take-Two Interactive Software, Inc.*	791,555
35,600	Tyler Technologies, Inc.*	844,076
79,400	Xyratex Ltd.*	887,692

		8,035,961

Materials — 9.15%
12,600	AMCOL International Corp.	453,348
31,700	Koppers Holdings, Inc.	1,353,590
101,900	Omnova Solutions, Inc.*	801,953
9,600	Rockwood Holdings, Inc.*	472,512
8,400	Schweitzer-Mauduit International, Inc.	425,124
45,091	Universal Stainless & Alloy*	1,520,919

		5,027,446

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
Utilities — 2.21%
13,300	Energen Corp.	$839,496
10,400	Unisource Energy Corp.	375,752

		1,215,248

Total Common Stocks		53,079,686

(Cost $33,922,331)
Investment Company — 3.55%
1,949,435	JPMorgan Prime Money Market Fund	1,949,435

Total Investment Company		1,949,435

(Cost $1,949,435)

Total Investments		$55,029,121
(Cost $35,871,766)(a) — 100.10%

Liabilities in excess of other assets — (0.10)%		(53,872)

NET ASSETS — 100.00%		$54,975,249

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

  See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2011 (Unaudited)

Shares		Value
Common Stocks — 98.22%
Consumer Discretionary — 20.12%
89,000	Adams Golf, Inc.*	$485,050
3,725	Ambassadors International, Inc.*	10,430
14,500	America’s Car-Mart, Inc.*	373,810
29,000	Arctic Cat, Inc.*	450,950
31,000	Asbury Automotive Group, Inc.*	573,190
59,000	Audiovox Corp., Class A*	472,000
66,000	Benihana, Inc., Class A*	557,700
900	Biglari Holdings, Inc.*	381,195
54,000	Bluegreen Corp.*	221,940
7,000	Blyth, Inc.	227,430
46,000	Books-A-Million, Inc.	189,980
15,127	Bowl America, Inc., Class A	189,390
60,000	Build-A-Bear Workshop, Inc.*	363,000
44,000	Carriage Services, Inc.*	242,440
35,000	Christopher & Banks Corp.	226,800
13,000	Core-Mark Holding Co., Inc.*	429,650
89,000	Craftmade International, Inc.*	380,030
24,000	CSS Industries, Inc.	452,400
38,000	Delta Apparel, Inc.*	543,020
12,700	Dorman Products, Inc.*	534,543
11,000	DSW, Inc., Class A*	439,560
17,500	Duckwall-ALCO Stores, Inc.*	221,900
23,000	Entercom Communications Corp., Class A*	253,460
27,000	Finish Line, Inc. (The), Class A	535,950
31,000	Flexsteel Industries	469,650
36,000	Fred’s, Inc., Class A	479,520
70,000	Golfsmith International Holdings, Inc.*	295,400
11,000	Group 1 Automotive, Inc.	470,800
58,000	Hastings Entertainment, Inc.*	276,660
17,000	Helen of Troy Ltd.*	499,800
31,000	Hooker Furniture Corp.	370,760
50,000	HOT Topic, Inc.	285,000
59,000	Isle of Capri Casinos, Inc.*	560,500
31,000	Jakks Pacific, Inc.*	599,850
24,000	Johnson Outdoors, Inc., Class A*	364,560
82,000	Journal Communications, Inc., Class A*	492,000
36,000	Kid Brands, Inc.*	264,600
50,310	Lakeland Industries, Inc.*	448,765
95,270	Lazare Kaplan International, Inc.*	125,756
47,000	La-Z-Boy, Inc.*	448,850
31,000	Lifetime Brands, Inc.*	465,000
39,000	Lithia Motors, Inc., Class A	568,620
46,000	Luby’s, Inc.*	243,340
33,000	Mac-Gray Corp.	532,290
33,000	Marcus Corp.	359,700

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
19,000	MarineMax, Inc.*	$187,340
53,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	382,660
7,500	McRae Industries, Inc., Class A	107,550
26,000	Media General, Inc., Class A*	178,880
16,000	Meritage Homes Corp.*	386,080
21,300	Mestek, Inc.*	178,920
20,000	Modine Manufacturing Co.*	322,800
23,400	Movado Group, Inc.*	343,512
18,300	Nobel Learning Communities, Inc.*	180,621
10,300	Nobility Homes, Inc.*	94,760
32,000	O’Charleys, Inc.*	191,040
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
20,350	Perry Ellis International, Inc.*	560,032
135,000	Point.360*	79,650
90,600	Radio One, Inc., Class D*	176,670
20,000	RC2 Corp.*	562,000
56,000	Red Lion Hotels Corp.*	459,200
37,550	Rex Stores Corp.*	599,298
40,000	Rocky Brands, Inc.*	611,200
34,000	Ruby Tuesday, Inc.*	445,740
18,000	Saga Communications, Inc., Class A*	626,040
45,150	Salem Communications Corp., Class A	169,313
45,000	Shiloh Industries, Inc.	525,600
33,000	Stage Stores, Inc.	634,260
48,000	Standard Motor Products, Inc.	663,840
33,000	Stein Mart, Inc.	333,630
26,000	Steinway Musical Instruments*	577,460
88,000	Stewart Enterprises, Inc., Class A	672,320
17,000	Strattec Security Corp.	569,670
6,000	Sturm Ruger & Co, Inc.	137,820
27,000	Superior Industries International, Inc.	692,280
20,000	Syms Corp.*	134,400
40,000	Systemax, Inc.*	540,800
75,000	Trans World Entertainment Corp.*	126,000
38,000	Tuesday Morning Corp.*	186,200
30,000	Universal Travel Group*	128,400
20,000	Walking Co. Holdings, Inc. (The)*	59,000
12,400	Weyco Group, Inc.	303,304

		30,505,529

Consumer Staples — 4.12%
16,600	Andersons, Inc. (The)	808,752
61,000	Central Garden and Pet Co.*	537,410
36,000	Chiquita Brands International, Inc.*	552,240
30,000	Elizabeth Arden, Inc.*	900,300
34,000	Ingles Markets, Inc., Class A	673,540
73,000	ML Macadamia Orchards LP*	185,420
10,000	Nash Finch Co.	379,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
8,000	Oil-Dri Corp. of America	$170,400
69,000	Omega Protein Corp.*	930,810
44,000	Prestige Brands Holdings, Inc.*	506,000
31,000	Schiff Nutrition International, Inc.	282,410
22,000	Spartan Stores, Inc.	325,380

		6,252,062

Energy — 4.00%
39,000	Bronco Drilling Co., Inc.*	440,700
29,000	Calumet Specialty Products Partners LP	616,250
31,000	Constellation Energy Partners LLC*	69,750
9,942	Enbridge Energy Management LLC*	625,253
9,000	Global Partners LP	234,000
59,000	Harvest Natural Resources, Inc.*	899,160
17,000	Hornbeck Offshore Services, Inc.*	524,450
36,000	Knightsbridge Tankers Ltd.	901,440
19,000	Natural Gas Services Group, Inc.*	337,440
30,000	Newpark Resources, Inc.*	235,800
30,000	North American Energy Partners, Inc.*	369,900
14,600	PHI, Inc.*	328,500
15,000	PHI, Inc., Non voting*	331,800
14,000	Teekay Tankers, Ltd., Class A	146,440
110,300	Trico Marine Services, Inc.*	7,721

		6,068,604

Financials — 20.51%
70,000	21st Century Holding Co.	215,600
40,000	Affirmative Insurance Holdings, Inc.*	101,200
9,000	Agree Realty Corp. REIT	202,050
58,000	American Equity Investment Life Holding Co.	760,960
75,000	American Independence Corp.*	405,000
23,000	American Safety Insurance Holdings Ltd.*	492,890
34,190	Ameris Bancorp*	347,370
71,000	Asta Funding, Inc.	607,760
20,000	Baldwin & Lyons, Inc., Class B	468,400
14,000	Banco Latinoamericano de Comercio Exterior SA	244,440
63,600	Bancorp, Inc.*	587,028
57,600	Banner Corp.	136,512
100,000	Beverly Hills Bancorp, Inc.*	1,000
41,000	California First National Bancorp	626,070
21,000	Camco Financial Corp.*	40,110
5,200	Capital Southwest Corp.	475,956
38,000	Capitol Bancorp Ltd.*	7,790
15,750	Citizens South Banking Corp.	70,088
48,150	Citizens, Inc.*	351,495
133,000	Consumer Portfolio Services*	139,650
15,000	Cypress Sharpridge Investments, Inc. REIT	190,200
35,777	Donegal Group, Inc., Class A	478,338

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
8,444	Donegal Group, Inc., Class B	$142,366
3,000	Duff & Phelps Corp., Class A	47,940
63,040	Dynex Capital, Inc. REIT	634,182
27,000	EMC Insurance Group, Inc.	670,410
20,000	Federal Agricultural Mortgage Corp., Class C	382,200
34,300	First Defiance Financial Corp.*	488,775
11,000	First Financial Corp.	365,640
45,400	First Financial Holdings, Inc.	513,474
54,000	First Industrial Realty Trust, Inc. REIT*	642,060
54,000	First Merchants Corp.	446,580
47,200	First Pactrust Bancorp, Inc.	750,952
38,000	First Place Financial Corp.*	86,640
42,000	First State Bancorp*	756
25,000	Firstcity Financial Corp.*	161,250
6,600	Flagstar Bancorp, Inc.*	9,900
45,000	FNB United Corp.*	13,500
19,500	FPIC Insurance Group, Inc.*	739,050
62,000	Franklin Bank Corp.*	136
2,250	FRMO Corp.*	6,075
45,000	Gladstone Investment Corp.	349,200
50,400	Green Bankshares, Inc.*	140,616
78,000	Guaranty Bancorp*	100,620
11,850	Hampton Roads Bankshares, Inc.*	10,073
59,528	Hercules Technology Growth Capital, Inc.	654,808
38,000	HF Financial Corp.	424,080
36,000	Independence Holding Co.	287,280
13,000	Indiana Community Bancorp	202,150
10,000	Infinity Property & Casualty Corp.	594,900
31,000	Intervest Bancshares Corp., Class A*	79,050
8,300	Investors Title Co.	263,276
24,000	Jefferson Bancshares, Inc.*	84,960
24,000	JMP Group, Inc.	206,640
17,000	Kansas City Life Insurance Co.	543,660
36,930	LaBranche & Co., Inc.*	145,135
53,000	Marlin Business Services Corp.*	654,020
98,000	MCG Capital Corp.	637,000
78,750	Meadowbrook Insurance Group, Inc.	815,063
62,000	Medallion Financial Corp.	544,980
136,000	MicroFinancial, Inc.	599,760
52,100	MutualFirst Financial, Inc.	482,446
5,300	National Security Group, Inc.	69,218
4,000	National Western Life Insurance Co., Class A	649,000
11,400	Navigators Group, Inc.*	587,100
43,000	NGP Capital Resources Co.	414,520
44,000	Nicholas Financial, Inc.*	536,360
2,250	Old Republic International Corp.	28,553
67,400	Old Second Bancorp, Inc.	67,400
13,000	One Liberty Properties, Inc. REIT	196,040

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
15,000	Onebeacon Insurance Group, Ltd., Class A	$202,950
6,000	Oppenheimer Holdings, Inc., Class A	201,060
18,000	Pacific Mercantile Bancorp*	76,500
16,000	Parkway Properties, Inc. REIT	272,000
29,000	Peoples Bancorp, Inc.	348,580
37,900	PMC Commercial Trust REIT	328,593
40,000	Presidential Life Corp.	381,200
47,705	Prospect Capital Corp.	582,478
19,000	Provident Financial Holdings, Inc.	157,510
20,000	Ramco-Gershenson Properties Trust REIT	250,600
59,000	Reis, Inc.*	466,100
25,000	Resource America, Inc., Class A	160,000
11,000	Safety Insurance Group, Inc.	507,210
37,000	Sanders Morris Harris Group, Inc.	296,370
42,000	SeaBright Insurance Holdings, Inc.	430,500
109,000	Signature Group Holdings, Inc.*	72,703
14,000	Simmons First National Corp., Class A	379,260
32,000	Southern Community Financial Corp.*	47,360
38,300	Southwest Bancorp, Inc.*	543,477
25,000	Sterling Bancorp NY	250,250
75,600	Sun Bancorp, Inc.*	263,088
46,500	SWS Group, Inc.	282,255
54,000	TierOne Corp.*	216
62,000	Unico American Corp.	604,500
99,716	United Community Financial Corp.*	133,619
19,000	United Western Bancorp, Inc.*	608
29,000	Winthrop Realty Trust REIT	355,250
4,600	Ziegler Cos., Inc. (The)*	77,326

		31,091,264

Health Care — 6.39%
11,200	Air Methods Corp.*	753,200
34,000	Albany Molecular Research, Inc.*	144,840
128,000	Allied Healthcare International, Inc.*	325,120
11,000	American Shared Hospital Services*	38,610
40,000	Angiodynamics, Inc.*	604,800
8,000	Assisted Living Concepts, Inc., Class A*	313,120
77,000	BioScrip, Inc.*	362,670
35,000	Cantel Medical Corp.	901,250
45,000	Capital Senior Living Corp.*	477,900
25,000	Conmed Corp.*	657,000
46,000	Cross Country Healthcare, Inc.*	360,180
40,000	CryoLife, Inc.*	244,000
27,970	Hanger Orthopedic Group, Inc.*	728,059
20,313	IntegraMed America, Inc.*	209,224
20,000	Invacare Corp.	622,400
7,100	Kewaunee Scientific Corp.	81,650
30,000	Lannett Co., Inc.*	167,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
15,000	Medcath Corp.*	$209,250
19,000	Mediware Information Systems*	235,980
33,000	MedQuist, Inc.	339,240
51,000	PharMerica Corp.*	583,440
22,000	RehabCare Group, Inc.*	811,140
25,000	Symmetry Medical, Inc.*	245,000
13,000	Triple-S Management Corp., Class B*	267,540

		9,683,013

Industrials — 22.12%
45,839	Aceto Corp.	365,337
24,000	Alamo Group, Inc.	658,800
117,000	Allied Motion Technologies, Inc.*	824,850
12,000	Altra Holdings, Inc.*	283,440
8,000	Ampco-Pittsburgh Corp.	220,640
10,000	Amrep Corp.*	97,500
31,000	Beacon Roofing Supply, Inc.*	634,570
17,000	CAI International, Inc.*	439,620
16,800	Cascade Corp.	748,944
30,000	CBIZ, Inc.*	216,300
48,000	Celadon Group, Inc.*	779,520
93,525	Cenveo, Inc.*	610,718
2,800	Chicago Rivet & Machine Co.	49,420
16,400	CIRCOR International, Inc.	771,128
40,000	Compx International, Inc.	630,400
15,000	Consolidated Graphics, Inc.*	819,450
58,000	Contra Mair Holdings, Inc.*(a)(b)(c)	0
20,000	Dolan Co. (The)*	242,800
26,000	Ducommun, Inc.	621,400
43,000	Eagle Bulk Shipping, Inc.*	159,960
14,700	Eastern Co. (The)	281,064
9,880	Ecology and Environment, Inc., Class A	189,696
23,000	Encore Wire Corp.	559,820
42,000	Ennis, Inc.	715,260
15,000	EnPro Industries, Inc.*	544,800
31,000	Espey Manufacturing & Electronics Corp.	768,800
62,000	Excel Maritime Carriers Ltd.*	265,980
30,000	Federal Signal Corp.	195,300
69,000	Frozen Food Express Industries*	238,740
21,000	G&K Services, Inc., Class A	698,250
9,000	Geo Group, Inc. (The)*	230,760
40,000	Gibraltar Industries, Inc.*	477,200
35,000	Griffon Corp.*	459,550
25,750	Hardinge, Inc.	352,775
3,000	Insituform Technologies, Inc., Class A*	80,250
23,350	International Shipholding Corp.	581,415
26,000	Jinpan International Ltd.	304,720
12,000	Key Technology, Inc.*	242,520

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
37,000	Kforce, Inc.*	$677,100
40,000	Kimball International, Inc., Class B	280,000
9,000	Ladish Co., Inc.*	491,850
64,000	LECG Corp.*	12,902
38,000	LS Starrett Co., Class A	533,520
51,750	LSI Industries, Inc.	374,670
61,000	Lydall, Inc.*	542,290
24,875	Marten Transport Ltd.	554,713
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
38,117	Met-Pro Corp.	453,592
49,000	Miller Industries, Inc.	795,760
39,000	NN, Inc.*	712,140
18,800	Northwest Pipe Co.*	431,084
82,000	On Assignment, Inc.*	775,720
20,000	Orion Marine Group, Inc.*	214,800
53,600	PAM Transportation Services, Inc.*	651,240
62,000	Paragon Shipping, Inc., Class A	176,700
43,160	Patrick Industries, Inc.*	120,848
29,000	RCM Technologies, Inc.*	147,610
4,100	Robbins & Myers, Inc.	188,559
38,500	Rush Enterprises, Inc., Class A*	762,300
13,000	Schawk, Inc.	252,720
21,000	School Specialty, Inc.*	300,300
78,000	SFN Group, Inc.*	1,099,020
13,800	SL Industries, Inc.*	252,678
24,000	Standex International Corp.	909,360
41,000	Superior Uniform Group, Inc.	476,010
58,115	Supreme Industries, Inc., Class A*	153,424
5,269	Sykes Enterprises, Inc.*	104,168
31,000	Tredegar Corp.	668,980
8,000	Trex Co., Inc.*	260,960
21,000	United Capital Corp.*	594,300
17,000	Universal Forest Products, Inc.	623,050
16,000	USA Truck, Inc.*	208,000
38,000	Vitran Corp., Inc.*	535,420
43,200	Volt Information Sciences, Inc.*	354,240
102,000	WCA Waste Corp.*	612,000
75,000	Willdan Group, Inc.*	303,750
45,000	Willis Lease Finance Corp.*	568,800

		33,536,275

Information Technology — 11.30%
72,000	Acorn Energy, Inc.*	258,480
31,000	Agilysys, Inc.*	177,940
36,000	Anaren, Inc.*	723,600
14,000	Black Box Corp.	492,100
77,000	Ciber, Inc.*	515,900
50,000	Comarco, Inc.*	12,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
23,000	Communications Systems, Inc.	$355,120
82	DG FastChannel, Inc.*	2,642
30,000	Digi International, Inc.*	316,800
53,598	Dynamics Research Corp.*	876,327
30,000	Edgewater Technology, Inc.*	95,700
46,000	Electro Rent Corp.	790,280
33,000	Electro Scientific Industries, Inc.*	572,880
32,400	ePlus, Inc.*	862,164
37,000	Gerber Scientific, Inc.*	346,320
21,332	GSI Group, Inc.*	219,720
19,000	GTSI Corp.*	87,210
32,000	Infospace, Inc.*	277,120
52,000	Insight Enterprises, Inc.*	885,560
16,000	Integral Systems, Inc.*	194,720
68,375	Integrated Silicon Solution, Inc.*	633,836
36,000	Keynote Systems, Inc.	667,800
21,000	Magal Security Systems Ltd.*	64,470
26,000	Measurement Specialties, Inc.*	885,560
56,000	Methode Electronics, Inc.	676,480
45,000	Newport Corp.*	802,350
29,000	Oplink Communications, Inc.*	565,210
4,000	Opnet Technologies, Inc.	155,960
83,000	Optical Cable Corp.	412,510
78,000	PC Connection, Inc.*	691,080
67,000	Perceptron, Inc.*	428,130
120,000	Performance Technologies, Inc.*	255,600
37,930	Photronics, Inc.*	340,232
28,000	Retalix Ltd.*	404,040
47,000	Richardson Electronics Ltd.	619,460
9,000	Rosetta Stone, Inc.*	118,890
29,000	Rudolph Technologies, Inc.*	317,260
70,000	Sigmatron International, Inc.*	379,400
31,500	Tessco Technologies, Inc.	362,250
30,000	WebMediaBrands, Inc.*	42,000
100,000	WPCS International, Inc.*	240,000

		17,125,601

Materials — 5.35%
70,200	American Pacific Corp.*	426,816
37,000	Blue Earth Refineries, Inc.*	21,090
29,000	Buckeye Technologies, Inc.	789,670
20,000	China Green Agriculture, Inc.*	138,000
18,000	Friedman Industries	182,700
5,000	Hawkins, Inc.	205,400
50,000	Headwaters, Inc.*	295,000
37,000	Innospec, Inc.*	1,181,780
25,000	Myers Industries, Inc.	248,250
10,400	North American Palladium Ltd.*	67,496

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
21,000	Olympic Steel, Inc.	$689,010
38,000	Penford Corp.*	236,740
10,000	PolyOne Corp.	142,100
6,000	Quaker Chemical Corp.	241,020
29,000	Schulman (A), Inc.	716,880
45,000	Spartech Corp.*	326,250
8,000	Stepan Co.	580,000
89,294	Terra Nova Royalty Corp.	768,821
16,000	Universal Stainless & Alloy*	539,680
3,200	Vulcan International Corp.	116,800
25,000	Wausau Paper Corp.	191,000

		8,104,503

Telecommunication Services — 0.83%
30,000	Premiere Global Services, Inc.*	228,600
41,000	SureWest Communications*	589,580
30,000	USA Mobility, Inc.	434,700

		1,252,880

Utilities — 3.48%
9,000	American States Water Co.	322,740
3,054	California Water Service Group	113,517
29,000	Central Vermont Public Service Corp.	675,410
12,000	CH Energy Group, Inc.	606,480
16,990	Chesapeake Utilities Corp.	707,124
21,500	Connecticut Water Service, Inc.	566,525
9,000	Delta Natural Gas Co., Inc.	283,770
18,600	Empire District Electric Co. (The)	405,294
28,400	Middlesex Water Co.	516,596
6,500	RGC Resources, Inc.	222,950
17,800	SJW Corp.	412,070
18,476	Unitil Corp.	435,295

		5,267,771

Total Common Stocks		148,887,502

(Cost $153,081,666)
Preferred Stock — 0.55%
3,053	Alere, Inc.*	841,101

Total Preferred Stock		841,101

(Cost $505,044)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
Exchange Traded Funds — 0.21%
2,700	iShares Russell Microcap Index Fund	$143,532
13,400	PowerShares Zacks Micro Cap Portfolio	167,282

Total Exchange Traded Funds		310,814

(Cost $210,668)
Rights/Warrants — 0.00%
1,232	Aventine Renewable Energy Holdings, Inc. Warrants, Expire
	3/15/15*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(c)	0

Total Rights/Warrants		0

(Cost $0)

Principal Amount
Corporate Bonds — 0.00%
$1947	Trenwick America Corp.*(a)(b)(c)	0
1625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 1.19%
1,809,587	JPMorgan Prime Money Market Fund	$1,809,587

Total Investment Company		1,809,587

(Cost $1,809,587)

Total Investments		$151,849,004
(Cost $155,606,965)(d) — 100.17%

Liabilities in excess of other assets — (0.17)%		(260,807)

NET ASSETS — 100.00%		$151,588,197

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2011 (Unaudited)

*	Non-income producing security.
(a)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

  The total investment in restricted and illiquid securities representing $0.00 or 0.00% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/11 Carrying Value Per Unit
	Aventine Renewable
1,232	Energy Holdings,Inc., Warrants	04/14/2010	$—	$—
58,000	Contra Mair Holdings, Inc.	09/04/2008	$6,960	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	5/18/2006	$—	$—
$1,625	Trenwick America Corp.	5/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

March 31, 2011 (Unaudited)

Shares		Value
Common Stocks — 98.74%
Consumer Discretionary — 15.22%
1,460	Ascena Retail Group, Inc.*	$47,319
1,760	Jarden Corp.	62,603
1,890	Kohl’s Corp.	100,245
470	Leggett & Platt, Inc.	11,515
1,780	Mattel, Inc.	44,375
620	Tenneco, Inc.*	26,319
320	VF Corp.	31,530
100	Whirlpool Corp.	8,536

		332,442

Consumer Staples — 1.11%
1,020	Conagra Foods, Inc.	24,225

Energy — 6.11%
420	Berry Petroleum Co., Class A	21,189
430	Cameron International Corp.*	24,553
410	Dresser-Rand Group, Inc.*	21,984
370	Forest Oil Corp.*	13,997
240	Peabody Energy Corp.	17,270
850	World Fuel Services Corp.	34,519

		133,512

Financials — 29.67%
220	Ameriprise Financial, Inc.	13,438
2,740	Ares Capital Corp.	46,306
580	Comerica, Inc.	21,297
770	Delphi Financial Group, Inc., Class A	23,647
780	Discover Financial Services	18,814
2,630	First Niagara Financial Group, Inc.	35,715
750	Hartford Financial Services Group, Inc. (The)	20,197
1,050	HCC Insurance Holdings, Inc.	32,875
3,150	Huntington Bancshares, Inc.	20,916
9,220	KKR Financial Holdings LLC REIT	90,264
730	LaSalle Hotel Properties REIT	19,710
2,500	MFA Financial Inc., REIT	20,500
1,780	New York Community Bancorp, Inc.	30,723
3,360	People’s United Financial, Inc.	42,269
480	Principal Financial Group, Inc.	15,413
580	ProAssurance Corp.*	36,755
1,540	Reinsurance Group of America, Inc.	96,681
1,450	Starwood Property Trust, Inc. REIT	32,335
1,270	Tower Group, Inc.	30,518

		648,373

Health Care — 5.78%
1,540	AmerisourceBergen Corp.	60,922

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
510	Humana, Inc.*	$35,670
1,310	Mylan, Inc.*	29,698

		126,290

Industrials — 14.56%
660	Brady Corp., Class A	23,555
70	Flowserve Corp.	9,016
390	Fluor Corp.	28,727
430	Gardner Denver, Inc.	33,553
3,730	Meritor, Inc.*	63,298
690	Navistar International Corp.*	47,838
180	Regal-Beloit Corp.	13,289
1,240	Republic Services, Inc.	37,250
380	SPX Corp.	30,168
150	Wabtec Corp.	10,175
800	Werner Enterprises, Inc.	21,176

		318,045

Information Technology — 8.74%
1,070	Avnet, Inc.*	36,476
1,650	Fairchild Semiconductor International, Inc.*	30,030
1,130	Harris Corp.	56,048
1,390	Ingram Micro, Inc., Class A*	29,232
860	MEMC Electronic Materials, Inc.*	11,146
2,450	Micron Technology, Inc.*	28,077

		191,009

Materials — 14.60%
690	Ashland, Inc.	39,854
1,460	Celanese Corp., Class A	64,780
980	Crown Holdings, Inc.*	37,809
1,044	Cytec Industries, Inc.	56,762
250	Eastman Chemical Co.	24,830
1,260	International Paper Co.	38,027
460	Owens-Illinois, Inc.*	13,887
70	Reliance Steel & Aluminum Co.	4,045
770	Schweitzer-Mauduit International, Inc.	38,970

		318,964

Utilities — 2.95%
860	Avista Corp.	19,892
420	Edison International	15,368
360	EQT Corp.	17,964
310	Unisource Energy Corp.	11,200

		64,424

Total Common Stocks		2,157,284

(Cost $1,910,225)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2011 (Unaudited)

Shares		Value
Investment Company — 0.90%
19,697	JPMorgan Prime Money Market Fund	$19,697

Total Investment Company		19,697

(Cost $19,697)

Total Investments		$2,176,981
(Cost $1,929,922)(a) — 99.64%

Other assets in excess of liabilities — 0.36%		7,916

NET ASSETS — 100.00%		$2,184,897

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2011 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Assets:
Investments, at value (cost $53,327,794, $116,123,913, $35,871,766, $155,606,965 and $1,929,922, respectively)	$77,652,243	$156,578,550	$55,029,121	$151,849,004	$2,176,981
Interest and dividends receivable	16,619	132,448	44,665	135,467	2,024
Receivable from advisor	—	—	—	—	5,334
Receivable for capital shares issued	—	222	3,050	120,670	—
Receivable for investments sold	606,142	2,467,822	668,980	—	57,496
Prepaid expenses	41,551	42,446	27,378	33,638	5,392

Total Assets	78,316,555	159,221,488	55,773,194	152,138,779	2,247,227

Liabilities:
Payable for capital shares redeemed	29,621	90,209	2,982	338,976	—
Payable for investments purchased	1,169,726	256,284	725,773	—	39,375
Accrued expenses and other payables:
Investment advisory fees	30,185	90,677	23,502	85,895	—
Administration fees	4,749	9,559	3,300	9,447	135
Audit fees	14,929	14,925	14,929	14,921	16,221
Trustees’ fees	—	—	—	41	43
Distribution fees	17,723	2,842	845	8,367	—
Shareholder reports	—	3,456	—	—	3,520
Transfer agent fees	27,723	61,148	21,989	85,553	404
Other	3,771	7,954	4,625	7,382	2,632

Total Liabilities	1,298,427	537,054	797,945	550,582	62,330

Net Assets	$77,018,128	$158,684,434	$54,975,249	$151,588,197	$2,184,897

Net Assets Consist Of:
Capital	$56,227,694	$142,585,489	$34,544,806	$177,905,250	$1,729,610
Undistributed net investment income (loss)	(213,139)	(99,334)	22,857	394,419	2,522
Accumulated net realized gains (losses) from investment transactions and foreign currency	(3,320,876)	(24,256,358)	1,250,231	(22,953,512)	205,706
Net unrealized appreciation (depreciation) on investments and foreign currency	24,324,449	40,454,637	19,157,355	(3,757,960)	247,059

Net Assets	$77,018,128	$158,684,434	$54,975,249	$151,588,197	$2,184,897

Net Assets:
Class A	$30,585,380	$1,856,264	$924,881	$6,119,637	N/A
Class I	44,882,375	31,349,162	N/A	N/A	$2,184,897
Class C	49,259	612,135	47,159	908,922	N/A
Class S	1,501,114	124,866,873	54,003,209	144,559,638	N/A

Total	$77,018,128	$158,684,434	$54,975,249	$151,588,197	$2,184,897

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,267,668	103,757	36,159	344,760	N/A
Class I	3,179,559	1,721,829	N/A	N/A	176,090
Class C	3,865	36,638	1,965	53,750	N/A
Class S	106,334	6,860,721	2,066,105	8,139,912	N/A

Total	5,557,426	8,722,945	2,104,229	8,538,422	176,090

Net Asset Values and Redemption Prices per
Share:
Class A(a)	$13.49	$17.89	$25.58	$17.75	N/A

Class I	$14.12	$18.21	N/A	N/A	$12.41

Class C(b)	$12.74	$16.71	$24.00	$16.91	N/A

Class S	$14.12	$18.20	$26.14	$17.76	N/A

Maximum Offering Price Per Share:
Class A	$14.31	$18.98	$27.14	$18.83	N/A

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.
(b)	For Class C shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase. Such reduction is not reflected in the net asset value and the redemption price per share.

See	notes to financial statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Investment Income:
Dividend income	$212,909	$666,904	$289,225	$1,312,834	$20,815
Foreign tax withholding	—	—	—	(1,339)	—

Total Investment Income	212,909	666,904	289,225	1,311,495	20,815

Expenses:
Investment advisory fees	250,154	697,601	260,384	687,568	6,954
Distribution fees - Class A	32,683	2,754	813	8,380	—
Distribution fees - Class C	267	2,999	385	4,404	—
Accounting fees	14,250	16,163	13,734	16,285	11,271
Administration fees	26,802	55,462	19,027	57,297	745
Audit fees	15,695	15,708	15,691	15,709	15,258
Custodian fees	1,112	2,833	2,098	2,925	4,291
Insurance fees	2,850	2,850	2,850	2,850	2,850
Legal fees	928	1,975	647	2,176	266
Registration and filing fees	44,127	43,102	41,106	37,312	3,144
Shareholder reports	1,615	3,379	979	4,010	279
Transfer agent fees	109,090	143,095	43,133	198,822	1,859
Trustees’ fees	670	1,428	472	1,569	—
Other fees	3,635	4,180	3,171	10,925	2,126

Total expenses before fee waiver/reimbursement	503,878	993,529	404,490	1,050,232	49,043
Expenses waived/reimbursed by:
Adviser	(77,830)	(189,121)	(136,908)	(220,006)	(40,103)

Net Expenses	426,048	804,408	267,582	830,226	8,940

Net Investment Income (Loss)	(213,139)	(137,504)	21,643	481,269	11,875

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	2,963,096	4,790,804	4,367,648	3,993,678	257,868
Net realized losses from foreign currency	—	—	—	(1,467)	—
Net change in unrealized appreciation/depreciation on investments	12,258,680	27,529,040	8,261,641	26,125,654	162,088
Net change in unrealized appreciation/depreciation on foreign currency	—	—	—	373	—

Net realized/unrealized gains from investments	15,221,776	32,319,844	12,629,289	30,118,238	419,956

Change in net assets resulting from operations	$15,008,637	$32,182,340	$12,650,932	$30,599,507	$431,831

See notes to the financial statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(213,139)	$ (391,733)
Net realized gains from investment transactions	2,963,096	9,006,109
Net change in unrealized appreciation/depreciation on investments	12,258,680	3,635,810

Change in net assets resulting from operations	15,008,637	12,250,186

Capital Transactions:
Proceeds from shares issued	6,380,573	7,133,544
Cost of shares redeemed	(9,321,532)	(15,569,207)

Change in net assets resulting from capital transactions	(2,940,959)	(8,435,663)

Net increase in net assets	12,067,678	3,814,523
Net Assets:
Beginning of period	64,950,450	61,135,927

End of period	$77,018,128	$ 64,950,450

Undistributed net investment loss	$(213,139)	$ —

Share Transactions:
Issued	520,427	686,333
Redeemed	(732,034)	(1,600,438)

Change in shares resulting from capital transactions	(211,607)	(914,105)

See notes to financial statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$ (137,504)	$ (157,013)
Net realized gains (losses) from investment transactions	4,790,804	(10,852,614)
Net change in unrealized appreciation/depreciation on investments	27,529,040	21,627,462

Change in net assets resulting from operations	32,182,340	10,617,835

Capital Transactions:
Proceeds from shares issued	2,238,211	2,760,853
Cost of shares redeemed	(14,976,203)	(20,830,494)

Change in net assets resulting from capital transactions	(12,737,992)	(18,069,641)

Net increase (decrease) in net assets	19,444,348	(7,451,806)
Net Assets:
Beginning of period	139,240,086	146,691,892

End of period	$158,684,434	$139,240,086

Undistributed net investment income (loss)	$ (99,334)	$ 38,170

Share Transactions:
Issued	137,448	200,184
Redeemed	(917,032)	(1,522,849)

Change in shares resulting from capital transactions	(779,584)	(1,322,665)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$ 21,643	$ (96,644)
Net realized gains from investment transactions	4,367,648	1,727,391
Net change in unrealized appreciation/depreciation on investments	8,261,641	5,509,913

Change in net assets resulting from operations	12,650,932	7,140,660

Capital Transactions:
Proceeds from shares issued	4,792,847	5,425,799
Cost of shares redeemed	(6,513,930)	(9,705,897)

Change in net assets resulting from capital transactions	(1,721,083)	(4,280,098)

Net increase in net assets	10,929,849	2,860,562
Net Assets:
Beginning of period	44,045,400	41,184,838

End of period	$54,975,249	$44,045,400

Undistributed net investment income	$ 22,857	$ 1,214

Share Transactions:
Issued	220,908	287,779
Redeemed	(275,653)	(503,926)

Change in shares resulting from capital transactions	(54,745)	(216,147)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30,2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$ 481,269	$ 578,943
Net realized gains (losses) from investment transactions and foreign currency	3,992,211	(2,011,700)
Net change in unrealized appreciation/depreciation on investments	26,126,027	18,307,643

Change in net assets resulting from operations	30,599,507	16,874,886

Distributions to Class A Shareholders:
From net investment income	(10,208)	(11,456)
Distributions to Class S Shareholders:
From net investment income	(587,562)	(675,364)

Change in net assets resulting from shareholder distributions	(597,770)	(686,820)

Capital Transactions:
Proceeds from shares issued	9,579,734	26,521,029
Distributions reinvested	578,852	655,144
Cost of shares redeemed	(42,369,263)	(61,601,127)

Change in net assets resulting from capital transactions	(32,210,677)	(34,424,954)

Net decrease in net assets	(2,208,940)	(18,236,888)
Net Assets:
Beginning of period	153,797,137	172,034,025
End of period	$151,588,197	$153,797,137

Undistributed net investment income	$ 905,339	$ 510,920

Share Transactions:
Issued	600,727	1,851,377
Reinvested	34,292	49,595
Redeemed	(2,622,476)	(4,426,661)

Change in shares resulting from capital transactions	(1,987,457)	(2,525,689)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Mid Cap Value Fund
	For the Six Months Ended March 31, 2011	For the Period Ended September 30, 2010(b)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$11,875	$3,194
Net realized gains from investment transactions	257,868	30,401
Net change in unrealized appreciation/depreciation on investments	162,088	84,971

Change in net assets resulting from operations	431,831	118,566

Distributions to Class I Shareholders:
From net investment income	(76,421)	—
From net realized gains	(83,847)	—

Change in net assets resulting from shareholder distributions	(160,268)	—

Capital Transactions:
Proceeds from shares issued	—	1,634,500
Distributions reinvested	160,268	—

Change in net assets resulting from capital transactions	160,268	1,634,500

Net increase in net assets	431,831	1,753,066

Net Assets
Beginning of period	1,753,066	—

End of period	$2,184,897	$1,753,066

Undistributed net investment income	$2,522	$67,068

Share Transactions:
Issued	—	162,274
Reinvested	13,816	—

Change in shares resulting from capital transactions	13,816	162,274

(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

	(Selected data for a share outstanding throughout the years indicated)
		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2011 (Unaudited)	$10.94	(0.05	)(a)	2.60	(b	)	2.55	—	—	$13.49
Year Ended September 30, 2010	8.89	(0.08	)(a)	2.13	(b	)	2.05	—	—	10.94
Year Ended September 30, 2009	10.18	(0.04	)(a)	(1.17)	(b	)	(1.21)	(0.08)	(0.08)	8.89
Year Ended September 30, 2008	13.90	(0.09	)(a)	(2.52)	(b	)	(2.61)	(1.11)	(1.11)	10.18
Year Ended September 30, 2007	12.47	(0.10	)(a)	1.88	(b	)	1.78	(0.35)	(0.35)	13.90
Year Ended September 30, 2006	11.71	(0.08	)(a)	1.07	(b	)	0.99	(0.23)	(0.23)	12.47
Class I
Six Months Ended March 31, 2011 (Unaudited)	$11.43	(0.03	)(a)	2.72	(b	)	2.69	—	—	$14.12
Year Ended September 30, 2010	9.27	(0.06	)(a)	2.22	(b	)	2.16	—	—	11.43
Year Ended September 30, 2009	10.58	(0.02	)(a)	(1.21)	(b	)	(1.23)	(0.08)	(0.08)	9.27
Year Ended September 30, 2008	14.36	(0.06	)(a)	(2.61)	(b	)	(2.67)	(1.11)	(1.11)	10.58
Year Ended September 30, 2007	12.85	(0.07	)(a)	1.93	(b	)	1.86	(0.35)	(0.35)	14.36
Year Ended September 30, 2006	12.03	(0.05	)(a)	1.10	(b	)	1.05	(0.23)	(0.23)	12.85
Class C
Six Months Ended March 31, 2011 (Unaudited)	$10.38	(0.09	)(a)	2.45	(b	)	2.36	—	—	$12.74
Year Ended September 30, 2010	8.50	(0.14	)(a)	2.02	(b	)	1.88	—	—	10.38
Year Ended September 30, 2009	9.81	(0.09	)(a)	(1.14)	(b	)	(1.23)	(0.08)	(0.08)	8.50
Year Ended September 30, 2008	13.53	(0.18	)(a)	(2.43)	(b	)	(2.61)	(1.11)	(1.11)	9.81
Year Ended September 30, 2007	12.24	(0.19	)(a)	1.83	(b	)	1.64	(0.35)	(0.35)	13.53
Year Ended September 30, 2006	11.59	(0.17	)(a)	1.05	(b	)	0.88	(0.23)	(0.23)	12.24
Class S
Six Months Ended March 31, 2011 (Unaudited)	$11.43	(0.03	)(a)	2.72	(b	)	2.69	—	—	$14.12
Year Ended September 30, 2010	9.28	(0.06	)(a)	2.21	(b	)	2.15	—	—	11.43
Year Ended September 30, 2009	10.59	(0.02	)(a)	(1.21)	(b	)	(1.23)	(0.08)	(0.08)	9.28
Year Ended September 30, 2008	14.38	(0.06	)(a)	(2.62)	(b	)	(2.68)	(1.11)	(1.11)	10.59
Year Ended September 30, 2007	12.86	(0.07	)(a)	1.94	(b	)	1.87	(0.35)	(0.35)	14.38
Year Ended September 30, 2006	12.03	(0.05	)(a)	1.11	(b	)	1.06	(0.23)	(0.23)	12.86

(a) Per share net investment income (loss) has been calculated using the average daily shares method.	(b) Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund (cont.)        (Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2011 (Unaudited)	23.31%(c)	$30,585	1.35%(d)	(0.77%)(d)	1.57%(d)	9%
Year Ended September 30, 2010	23.06%	21,940	1.35%	(0.81%)	1.79%	89%
Year Ended September 30, 2009	(11.61%)	19,421	1.35%	(0.47%)	1.88%	62%
Year Ended September 30, 2008	(20.14%)	25,483	1.32%	(0.74%)	1.68%	46%
Year Ended September 30, 2007	14.52%	33,887	1.35%	(0.78%)	1.72%	31%
Year Ended September 30, 2006	8.52%	43,803	1.35%	(0.66%)	1.73%	23%
Class I
Six Months Ended March 31, 2011 (Unaudited)	23.53%(c)	$44,882	1.10%(d)	(0.50%)(d)	1.32%(d)	9%
Year Ended September 30, 2010	23.30%	41,121	1.10%	(0.57%)	1.54%	89%
Year Ended September 30, 2009	(11.36%)	40,098	1.10%	(0.21%)	1.38%	62%
Year Ended September 30, 2008	(19.95%)	60,998	1.07%	(0.48%)	1.19%	46%
Year Ended September 30, 2007	14.89%	75,721	1.10%	(0.53%)	1.21%	31%
Year Ended September 30, 2006	8.71%	72,866	1.10%	(0.41%)	1.23%	23%
Class C
Six Months Ended March 31, 2011 (Unaudited)	22.74%(c)	$49	2.09%(d)	(1.49%)(d)	2.32%(d)	9%
Year Ended September 30, 2010	22.12%	67	2.09%	(1.57%)	2.53%	89%
Year Ended September 30, 2009	(12.26%)	98	2.10%	(1.21%)	2.38%	62%
Year Ended September 30, 2008	(20.72%)	129	2.07%	(1.52%)	2.16%	46%
Year Ended September 30, 2007	13.73%	1,265	2.10%	(1.52%)	2.23%	31%
Year Ended September 30, 2006	7.56%	2,054	2.10%	(1.40%)	2.22%	23%
Class S
Six Months Ended March 31, 2011 (Unaudited)	23.53%(c)	$1,501	1.10%(d)	(0.55%)(d)	1.32%(d)	9%
Year Ended September 30, 2010	23.17%	1,822	1.10%	(0.56%)	1.54%	89%
Year Ended September 30, 2009	(11.35%)	1,501	1.10%	(0.22%)	1.38%	62%
Year Ended September 30, 2008	(19.94%)	1,495	1.06%	(0.49%)	1.18%	46%
Year Ended September 30, 2007	14.88%	1,878	1.10%	(0.53%)	1.21%	31%
Year Ended September 30, 2006	8.79%	1,870	1.10%	(0.41%)	1.23%	23%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)	Not annualized. (d) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2011 (Unaudited)	$14.43	(0.03)(a)	3.49	(b)	3.46	—	—	—	$ 17.89
Year Ended September 30, 2010	13.37	(0.05)(a)	1.11	(b)	1.06	—	—	—	14.43
Year Ended September 30, 2009	16.95	(0.02)(a)	(1.98)	(b)	(2.00)	—	(1.58)	(1.58)	13.37
Year Ended September 30, 2008	25.86	(0.08)(a)	(5.31)	(b)	(5.39)	(0.02)	(3.50)	(3.52)	16.95
Year Ended September 30, 2007	25.12	0.03(a)	2.95	(b)	2.98	—	(2.24)	(2.24)	25.86
Year Ended September 30, 2006	26.46	(0.04)(a)	1.80	(b)	1.76	—	(3.10)	(3.10)	25.12
Class I
Six Months Ended March 31, 2011 (Unaudited)	$14.67	(0.01)(a)	3.55	(b)	3.54	—	—	—	$ 18.21
Year Ended September 30, 2010	13.57	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.67
Year Ended September 30, 2009	17.13	0.01(a)	(1.99)	(b)	(1.98)	—	(1.58)	(1.58)	13.57
Year Ended September 30, 2008	26.10	(0.04)(a)	(5.34)	(b)	(5.38)	(0.09)	(3.50)	(3.59)	17.13
Year Ended September 30, 2007	25.31	0.09(a)	2.96	(b)	3.05	(0.02)	(2.24)	(2.26)	26.10
Year Ended September 30, 2006	26.57	0.02(a)	1.82	(b)	1.84	—	(3.10)	(3.10)	25.31
Class C
Six Months Ended March 31, 2011 (Unaudited)	$13.53	(0.09)(a)	3.27	(b)	3.18	—	—	—	$ 16.71
Year Ended September 30, 2010	12.64	(0.14)(a)	1.03	(b)	0.89	—	—	—	13.53
Year Ended September 30, 2009	16.25	(0.10)(a)	(1.93)	(b)	(2.03)	—	(1.58)	(1.58)	12.64
Year Ended September 30, 2008	25.09	(0.22)(a)	(5.12)	(b)	(5.34)	—	(3.50)	(3.50)	16.25
Year Ended September 30, 2007	24.62	(0.16)(a)	2.87	(b)	2.71	—	(2.24)	(2.24)	25.09
Year Ended September 30, 2006	26.17	(0.21)(a)	1.76	(b)	1.55	—	(3.10)	(3.10)	24.62
Class S
Six Months Ended March 31, 2011 (Unaudited)	$14.66	(0.01)(a)	3.55	(b)	3.54	—	—	—	$ 18.20
Year Ended September 30, 2010	13.56	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.66
Year Ended September 30, 2009	17.12	0.01(a)	(1.99)	(b)	(1.98)	—	(1.58)	(1.58)	13.56
Year Ended September 30, 2008	26.09	(0.04)(a)	(5.34)	(b)	(5.38)	(0.09)	(3.50)	(3.59)	17.12
Year Ended September 30, 2007	25.30	0.09(a)	2.96	(b)	3.05	(0.02)	(2.24)	(2.26)	26.09
Year Ended September 30, 2006	26.56	0.02(a)	1.82	(b)	1.84	—	(3.10)	(3.10)	25.30

(a) Per share net investment income (loss) has been calculated using the average daily shares method.	(b) Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2011 (Unaudited)	23.98%(c)	$1,856	1.33%(d)	(0.40%)(d)	1.59%(d)	10%
Year Ended September 30, 2010	7.93%	2,426	1.33%	(0.35%)	1.76%	22%
Year Ended September 30, 2009	(8.83%)	3,320	1.33%	(0.15%)	2.01%	20%
Year Ended September 30, 2008	(23.07%)	6,398	1.33%	(0.43%)	1.80%	23%
Year Ended September 30, 2007	12.40%	18,933	1.33%	0.09%	1.80%	22%
Year Ended September 30, 2006	7.72%	17,586	1.33%	(1.17%)	1.77%	27%
Class I
Six Months Ended March 31, 2011 (Unaudited)	24.13%(c)	$31,349	1.08%(d)	(0.18%)(d)	1.32%(d)	10%
Year Ended September 30, 2010	8.11%	25,999	1.08%	(0.10%)	1.51%	22%
Year Ended September 30, 2009	(8.60%)	25,543	1.08%	0.06%	1.50%	20%
Year Ended September 30, 2008	(22.82%)	29,388	1.08%	(0.19%)	1.31%	23%
Year Ended September 30, 2007	12.62%	43,096	1.08%	0.35%	1.30%	22%
Year Ended September 30, 2006	8.02%	34,478	1.08%	0.08%	1.27%	27%
Class C
Six Months Ended March 31, 2011 (Unaudited)	23.50%(c)	$612	2.08%(d)	(1.18%)(d)	2.34%(d)	10%
Year Ended September 30, 2010	7.04%	568	2.08%	(1.10%)	2.51%	22%
Year Ended September 30, 2009	(9.47%)	778	2.08%	(0.92%)	2.50%	20%
Year Ended September 30, 2008	(23.61%)	1,269	2.08%	(1.19%)	2.30%	23%
Year Ended September 30, 2007	11.50%	2,356	2.08%	(0.66%)	2.30%	22%
Year Ended September 30, 2006	6.93%	2,366	2.08%	(0.86%)	2.26%	27%
Class S
Six Months Ended March 31, 2011 (Unaudited)	24.15%(c)	$124,867	1.08%(d)	(0.18%)(d)	1.34%(d)	10%
Year Ended September 30, 2010	8.11%	110,248	1.08%	(0.10%)	1.51%	22%
Year Ended September 30, 2009	(8.60%)	117,009	1.08%	0.08%	1.51%	20%
Year Ended September 30, 2008	(22.83%)	160,478	1.08%	(0.19%)	1.31%	23%
Year Ended September 30, 2007	12.62%	281,867	1.08%	0.33%	1.30%	22%
Year Ended September 30, 2006	8.02%	304,960	1.08%	0.06%	1.27%	27%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Not annualized.	(d) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2011 (Unaudited)	$19.99	(0.02)(a)	5.61	(b)	5.59	—	—	—	$25.58
Year Ended September 30, 2010	17.04	(0.09)(a)	3.04	(b)	2.95	—	—	—	19.99
Year Ended September 30, 2009	21.27	(0.03)(a)	(2.17)	(b)	(2.20)	—	(2.03)	(2.03)	17.04
Year Ended September 30, 2008	31.72	(0.17)(a)	(4.79)	(b)	(4.96)	—	(5.49)	(5.49)	21.27
Year Ended September 30, 2007	31.74	0.16(a)	3.34	(b)	3.50	(0.11)	(3.41)	(3.52)	31.72
Year Ended September 30, 2006	32.96	(0.15)(a)	4.03	(b)	3.88	—	(5.10)	(5.10)	31.74
Class C
Six Months Ended March 31, 2011 (Unaudited)	$18.83	(0.09)(a)	5.26	(b)	5.17	—	—	—	$24.00
Year Ended September 30, 2010	16.18	(0.22)(a)	2.87	(b)	2.65	—	—	—	18.83
Year Ended September 30, 2009	20.47	(0.13)(a)	(2.13)	(b)	(2.26)	—	(2.03)	(2.03)	16.18
Year Ended September 30, 2008	30.86	(0.34)(a)	(4.56)	(b)	(4.90)	—	(5.49)	(5.49)	20.47
Year Ended September 30, 2007	31.08	(0.12)(a)	3.31	(b)	3.19	—	(3.41)	(3.41)	30.86
Year Ended September 30, 2006	32.59	(0.38)(a)	3.97	(b)	3.59	—	(5.10)	(5.10)	31.08
Class S
Six Months Ended March 31, 2011 (Unaudited)	$20.41	0.01(a)	5.72	(b)	5.73	—	—	—	$26.14
Year Ended September 30, 2010	17.35	(0.04)(a)	3.10	(b)	3.06	—	—	—	20.41
Year Ended September 30, 2009	21.55	0.01(a)	(2.18)	(b)	(2.17)	—	(2.03)	(2.03)	17.35
Year Ended September 30, 2008	31.94	(0.11)(a)	(4.75)	(b)	(4.86)	(0.04)	(5.49)	(5.53)	21.55
Year Ended September 30, 2007	31.95	0.23(a)	3.36	(b)	3.59	(0.19)	(3.41)	(3.60)	31.94
Year Ended September 30, 2006	33.06	(0.07)(a)	4.06	(b)	3.99	—	(5.10)	(5.10)	31.95

(a) Per share net investment income (loss) has been calculated using the average daily shares method.	(b) Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2011 (Unaudited)	27.96%(c)	$925	1.30%(d)	(0.17%)(d)	1.83%(d)	22%
Year Ended September 30, 2010	17.31%	519	1.47%†	(0.48%)	2.28%	31%
Year Ended September 30, 2009	(7.07%)	656	1.55%	(0.20%)	2.65%	47%
Year Ended September 30, 2008	(17.15%)	1,046	1.54%	(0.71%)	2.27%	47%
Year Ended September 30, 2007	11.86%	1,401	1.55%	0.49%	2.13%	44%
Year Ended September 30, 2006	13.85%	2,382	1.55%	(0.49%)	2.15%	35%
Class C
Six Months Ended March 31, 2011 (Unaudited)	27.46%(c)	$47	2.04%(d)	(0.89%)(d)	2.60%(d)	22%
Year Ended September 30, 2010	16.38%	86	2.23%†	(1.26%)	2.99%	31%
Year Ended September 30, 2009	(7.70%)	297	2.30%	(0.96%)	3.16%	47%
Year Ended September 30, 2008	(17.52%)	384	2.29%	(1.47%)	2.76%	47%
Year Ended September 30, 2007	11.01%	570	2.30%	(0.41%)	2.62%	44%
Year Ended September 30, 2006	13.01%	366	2.30%	(1.24%)	2.65%	35%
Class S
Six Months Ended March 31, 2011 (Unaudited)	28.08%(c)	$54,003	1.05%(d)	0.09%(d)	1.59%(d)	22%
Year Ended September 30, 2010	17.64%	43,441	1.22%†	(0.21%)	2.04%	31%
Year Ended September 30, 2009	(6.81%)	40,205	1.30%	0.04%	2.16%	47%
Year Ended September 30, 2008	(16.68%)	45,905	1.29%	(0.46%)	1.76%	47%
Year Ended September 30, 2007	12.10%	65,771	1.30%	0.70%	1.62%	44%
Year Ended September 30, 2006	14.18%	64,750	1.30%	(0.22%)	1.65%	35%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning May 26, 2010, the net operating expenses were contractually limited to 1.30%, 2.05% and 1.05% of average daily net assets for Class A, Class C, and Class S respectively. The rate of net expenses to average net assets represents a blended percentage for the year ended September 30, 2010.

(c) Not annualized.	(d) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2011 (Unaudited)	$14.59	0.03(a)	3.15	(b)	3.18	(0.02)	—	(0.02)	$17.75
Year Ended September 30, 2010	13.15	0.02(a)	1.44	(b)	1.46	(0.02)	—	(0.02)	14.59
Year Ended September 30, 2009	16.38	0.05(a)	(2.30)	(b)	(2.25)	(0.03)	(0.95)	(0.98)	13.15
Year Ended September 30, 2008	22.34	0.05(a)	(4.49)	(b)	(4.44)	(0.02)	(1.50)	(1.52)	16.38
Year Ended September 30, 2007	22.17	0.03(a)	1.68	(b)	1.71	—	(1.54)	(1.54)	22.34
Year Ended September 30, 2006	21.52	0.00(a)	2.53	(b)	2.53	(0.04)	(1.84)	(1.88)	22.17
Class C
Six Months Ended March 31, 2011 (Unaudited)	$13.93	(0.03)(a)	3.01	(b)	2.98	—	—	—	$16.91
Year Ended September 30, 2010	12.64	(0.08)(a)	1.37	(b)	1.29	—	—	—	13.93
Year Ended September 30, 2009	15.86	(0.03)(a)	(2.24)	(b)	(2.27)	—	(0.95)	(0.95)	12.64
Year Ended September 30, 2008	21.82	(0.08)(a)	(4.38)	(b)	(4.46)	—	(1.50)	(1.50)	15.86
Year Ended September 30, 2007	21.84	(0.13)(a)	1.65	(b)	1.52	—	(1.54)	(1.54)	21.82
Year Ended September 30, 2006	21.33	(0.16)(a)	2.51	(b)	2.35	—	(1.84)	(1.84)	21.84
Class S
Six Months Ended March 31, 2011 (Unaudited)	$14.62	0.05(a)	3.16	(b)	3.21	(0.07)	—	(0.07)	$17.76
Year Ended September 30, 2010	13.19	0.05(a)	1.44	(b)	1.49	(0.06)	—	(0.06)	14.62
Year Ended September 30, 2009	16.47	0.08(a)	(2.32)	(b)	(2.24)	(0.09)	(0.95)	(1.04)	13.19
Year Ended September 30, 2008	22.47	0.10(a)	(4.52)	(b)	(4.42)	(0.08)	(1.50)	(1.58)	16.47
Year Ended September 30, 2007	22.27	0.09(a)	1.68	(b)	1.77	(0.03)	(1.54)	(1.57)	22.47
Year Ended September 30, 2006	21.59	0.05(a)	2.55	(b)	2.60	(0.08)	(1.84)	(1.92)	22.27

(a) Per share net investment income (loss) has been calculated using the average daily shares method.	(b) Less than $0.01 or $(0.01) per share.

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2011 (Unaudited)	21.83%(c)	$6,120	1.32%(d)	0.43%(d)	1.62%(d)	2%
Year Ended September 30, 2010	11.12%	6,968	1.32%	0.12%	1.64%	9%
Year Ended September 30, 2009	(11.74%)	8,358	1.32%	0.50%	1.87%	17%
Year Ended September 30, 2008	(20.74%)	19,641	1.31%	0.29%	1.74%	18%
Year Ended September 30, 2007	7.68%	43,004	1.32%	0.14%	1.78%	17%
Year Ended September 30, 2006	12.67%	29,186	1.33%	0.01%	1.74%	20%
Class C
Six Months Ended March 31, 2011 (Unaudited)	21.39%(c)	$909	2.07%(d)	(0.38%)(d)	2.37%(d)	2%
Year Ended September 30, 2010	10.21%	850	2.07%	(0.63%)	2.39%	9%
Year Ended September 30, 2009	(12.36%)	1,124	2.07%	(0.25%)	2.37%	17%
Year Ended September 30, 2008	(21.34%)	1,723	2.06%	(0.45%)	2.23%	18%
Year Ended September 30, 2007	6.89%	3,981	2.07%	(0.60%)	2.28%	17%
Year Ended September 30, 2006	11.86%	2,073	2.08%	(0.73%)	2.25%	20%
Class S
Six Months Ended March 31, 2011 (Unaudited)	21.97%(c)	$144,560	1.07%(d)	0.65%(d)	1.37%(d)	2%
Year Ended September 30, 2010	11.33%	145,979	1.07%	0.37%	1.39%	9%
Year Ended September 30, 2009	(11.47%)	162,465	1.07%	0.76%	1.37%	17%
Year Ended September 30, 2008	(20.53%)	261,041	1.07%	0.56%	1.26%	18%
Year Ended September 30, 2007	7.95%	318,947	1.07%	0.39%	1.27%	17%
Year Ended September 30, 2006	12.97%	261,594	1.09%	0.24%	1.23%	20%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended March 31, 2011 (Unaudited)	$10.80	0.07	(a)	2.53	—	2.60	(0.47)	(0.52)	(0.99)	$12.41
Period Ended September 30, 2010(b)	10.00	0.02	(a)	0.78	—	0.80	—	—	—	10.80

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net InvestmentIncome (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate
Class I
Six Months Ended March 31, 2011 (Unaudited)	24.69%(c)	$2,185	0.90%(d)	1.20%(d)	4.94%(d)	83%
Period Ended September 30, 2010(b)	8.00%(c)	1,753	0.90%(d)	0.26%(d)	12.64%(d)	161%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

1.Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This semi annual report includes the following five investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

The SMID Cap Growth and Enterprise Funds offer four share classes: Class A, Class C, Class I and Class S shares. The Small Cap Core and Microcap Value Funds offer three share classes: Class A, Class C, and Class S shares. The Mid Cap Value Fund offers Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the co-administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the valuation time. Valuation time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities yield, quality, coupon rate,

NOTES TO FINANCIAL STATEMENTS

maturity and type of issue. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

Fair Value Measurements:

Various input levels are used in determining the fair value of investments which are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

• Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2011 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Securities
SMID Cap Growth Fund	77,652,243(a)	$—	$—	$77,652,243
Enterprise Fund	156,578,550(a)	—	—	156,578,550
Small Cap Core Fund	55,029,121(a)	—	—	55,029,121
Microcap Value Fund	151,849,004(a)	—	—	151,849,004
Mid Cap Value Fund	2,176,981(a)	—	—	2,176,981

(a) The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2011.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund (Common Stocks) Consumer Discretionary and Industrials)
Balance as of 09/30/10 (value)	$ —
Transfers in	6,263
Change in unrealized (depreciation) *	(6,263)

Balance as of 3/31/11(value)	$ —

*	Net change in unrealized appreciation/(depreciation) in level 3 securities still held at March 31, 2011.

During the six months ended March 31, 2011, the Funds recognized no significant transfers to/from level 1 or 2. The Fund’s policy is to recognize transfers between level 1 and level 2 at the end of the reporting cycle. Additional disclosure surrounding the activity in level 3 fair value measurement

NOTES TO FINANCIAL STATEMENTS

will be effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statement disclosures.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Adviser has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held at March 31, 2011.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are return of capital, are recorded as a reduction to the cost of the individual REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks ), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon

NOTES TO FINANCIAL STATEMENTS

average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%
Small Cap Core Fund	Up to $30 million	1.00%
	Over $30 million	0.90%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%

On September 29, 2010, the Board approved a revised investment advisory agreement with respect to Enterprise Fund and Small Cap Core Fund that reflects the fee rates above and became effective November 22, 2010. For the period of October 1, 2010 to November 22, 2010, these two Funds paid RBC GAM (US) a monthly fee based on a percentage of the average daily net assets of the Funds shown below:

	Average Daily Net Assets of Fund	Annual Rate
Enterprise Fund	Up to $30 million	1.40%
	Over $30 million	0.90%
Small Cap Core Fund	Up to $30 million	1.40%
	Over $30 million	0.90%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each Fund and Class I shares of each Fund (except Small Cap Core Fund and Microcap Value Fund, which do not offer Class I shares) to the following levels. This expense limitation agreement is in place until January 31, 2012.

Annual Rate
SMID Cap Growth Fund	1.10%
Enterprise Fund	1.08%
Small Cap Core Fund	1.05%
Microcap Value Fund	1.07%
Mid Cap Value Fund	0.90%

Classes A and C vary from these limits only by the addition of class-specific 12b-1 fees. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At March 31, 2011, the amounts subject to possible recoupment under the expense limitation agreement are $233,163, $514,736, $358,861, $496,019 and $117,737 for SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Mid Cap Value Fund, respectively.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net

NOTES TO FINANCIAL STATEMENTS

assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $30,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan; and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

	Class A	Class C
12b-1 Plan Fee	0.25%*	1.00%

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

For the six months ended March 31, 2011, Quasar Distributors LLC received commissions of $3,231 from front-end sales charges of Class A shares of the Funds, of which $481 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributors.

Quasar Distributors LLC also received $10 from CDSC fees from Class A and Class C shares of the Funds during the six months ended March 31, 2011.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2011 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$ 6,284,923	$ 8,565,447
Enterprise Fund	14,545,149	32,295,103
Small Cap Core Fund	10,854,876	13,477,451
Microcap Value Fund	2,406,405	29,257,025
Mid Cap Value Fund	1,628,058	1,622,848

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio

NOTES TO FINANCIAL STATEMENTS

transactions under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$3,928,507	$1,261,111	$3,111	$143,799
Distributions reinvested	—	—	—	—
Cost of shares redeemed	(730,094)	(2,989,849)	(1,051,869)	(1,231,670)

Change in Class A	$3,198,413	$(1,728,738)	$(1,048,758)	$(1,087,871)

Class I
Proceeds from shares issued	$2,305,786	$5,807,346	$1,663,510	$2,078,172
Distributions reinvested	—	—	—	—
Cost of shares redeemed	(7,796,964)	(12,418,052)	(2,424,635)	(3,565,672)

Change in Class I	$(5,491,178)	$(6,610,706)	$(761,125)	$(1,487,500)

Class C
Proceeds from shares issued	$—	$—	$2,934	$3,067
Distributions reinvested	—	—	—	—
Cost of shares redeemed	(28,463)	(44,116)	(86,371)	(251,543)

Change in Class C	$(28,463)	$(44,116)	$(83,437)	$(248,476)

Class R
Proceeds from shares issued	$—	$261	$—	$714
Distributions reinvested	—	—	—	—
Cost of shares redeemed and			—
automatic conversion of shares	—	(22,822)		(43,439)

Change in Class R	$—	$(22,561)	$—	$(42,725)

Class S
Proceeds from shares issued	$146,280	$64,826	$568,656	$535,101
Distributions reinvested	—	—	—	—
Cost of shares redeemed	(766,011)	(94,368)	(11,413,328)	(15,738,170)

Change in Class S	$(619,731)	$(29,542)	$(10,844,672)	$(15,203,069)

Change in net assets resulting from capital transactions	$(2,940,959)	$(8,435,663)	$(12,737,992)	$(18,069,641)

NOTES TO FINANCIAL STATEMENTS

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)		(Unaudited)
SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	320,529	125,150	193	10,663
Reinvested	—	—	—	—
Redeemed	(59,030)	(302,606)	(64,539)	(90,815)

Change in Class A	261,499	(177,456)	(64,346)	(80,152)

Class I
Issued	188,586	554,729	102,256	150,826
Reinvested	—	—	—	—
Redeemed	(606,083)	(1,281,686)	(153,043)	(261,179)

Change in Class I	(417,497)	(726,957)	(50,787)	(110,353)

Class C
Issued	—	—	192	245
Reinvested	—	—	—	—
Redeemed	(2,567)	(5,044)	(5,558)	(19,808)

Change in Class C	(2,567)	(5,044)	(5,366)	(19,563)

Class R
Issued	—	27	—	55
Reinvested	—	—	—	—
Redeemed and			—
automatic conversion of shares	—	(2,262)		(3,219)

Change in Class R	—	(2,235)	—	(3,164)

Class S
Issued	11,312	6,427	34,807	38,395
Reinvested	—	—	—	—
Redeemed	(64,354)	(8,840)	(693,892)	(1,147,828)

Change in Class S	(53,042)	(2,413)	(659,085)	(1,109,433)

Change in shares resulting from capital transactions	(211,607)	(914,105)	(779,584)	(1,322,665)

	Small Cap Core Fund		Microcap Value Fund
	For the Six Month Ended March 31, 2011	For the Year Ended September 30, 2010	For the Six Month Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$296,958	$43,795	$241,437	$779,295
Distributions reinvested	—	—	8,348	8,406
Cost of shares redeemed	(53,948)	(263,834)	(2,459,084)	(2,944,244)
Change in Class A	$243,010	$(220,039)	$(2,209,299)	$(2,156,543)
Class C
Proceeds from shares issued	$—	$—	$18,512	$42,984
Distributions reinvested	—	—	—	—
Cost of shares redeemed	(56,663)	(240,507)	(129,314)	(406,090)
Change in Class C	$(56,663)	$(240,507)	$(110,802)	$(363,106)
Class R
Proceeds from shares issued	$—	$11,429	$—	$400,301
Distributions reinvested	—	—	—	—
Cost of shares redeemed and automatic conversion of shares	—	(40,820)		(503,076)
Change in Class R	$—	$(29,391)	$—	$(102,775)
Class S
Proceeds from shares issued	$4,495,889	$5,370,575	$9,319,785	$25,298,449
Distributions reinvested	—	—	570,504	646,738
Cost of shares redeemed	(6,403,319)	(9,160,736)	(39,780,865)	(57,747,717)
Change in Class S	$(1,907,430)	$(3,790,161)	$(29,890,576)	$(31,802,530)
Change in net assets resulting from capital transactions	$(1,721,083)	$(4,280,098)	$(32,210,677)	$(34,424,954)
SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	12,574	2,379	14,753	55,684
Reinvested	—	—	494	636
Redeemed	(2,369)	(14,929)	(148,108)	(214,031)
Change in Class A	10,205	(12,550)	(132,861)	(157,711)
Class C
Issued	—	—	1,165	3,062
Reinvested	—	—	—	—
Redeemed	(2,582)	(13,839)	(8,399)	(31,012)
Change in Class C	(2,582)	(13,839)	(7,234)	(27,950)
Class R
Issued	—	630	—	29,103
Reinvested	—	—	—	—
Redeemed and automatic conversion of shares	—	(2,183)	—	(35,808)
Change in Class R	—	(1,553)	—	(6,705)

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Month Ended March 31, 2011	For the Year Ended September 30, 2010	For the Six Month Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited )		(Unaudited )
(cont)
Class S
Issued	208,334	284,770	584,809	1,763,528
Reinvested	—	—	33,798	48,959
Redeemed	(270,702)	(472,975)	(2,465,969)	(4,145,810)

Change in Class S	(62,368)	(188,205)	(1,847,362)	(2,333,323)

Change in shares resulting from capital transactions	(54,745)	(216,147)	(1,987,457)	(2,525,689)

	Mid Cap Value Fund
	For the Six Months Ended March 31, 2011	For the Period Ended September 30, 2010(a)
	(Unaudited)

CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$ —	$1,634,500
Distributions reinvested	160,268	—
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	$160,268	$1,634,500

SHARE TRANSACTIONS:
Class I
Issued	—	162,274
Reinvested	13,816	—
Redeemed	—	—

Change in shares resulting from capital transactions	13,816	162,274

(a)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (for the tax years ended September 30 of the years 2007, 2008, 2009 and 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$53,810,392	$25,336,289	$(1,584,438)	$23,751,851
Enterprise Fund	117,164,802	51,250,984	(11,837,236)	39,413,748
Small Cap Core Fund	36,213,144	20,154,693	(1,338,717)	18,815,976
Microcap Value Fund	155,678,777	39,382,816	(43,212,588)	(3,829,772)
Mid Cap Value Fund	1,945,818	261,078	(29,915)	231,163

The tax character of distributions during the fiscal year ended September 30, 2010 was as follows:

Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$—	$—	$—
Enterprise Fund	—	—	—	—
Small Cap Core Fund	—	—	—	—
Microcap Value Fund	686,820	—	686,820	686,820
Mid Cap Value Fund	—	—	—	—

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2011.

As of September 30, 2010, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Capital Loss Carryforward	Expires
SMID Cap Growth Fund	$1,284,433	2017
	4,512,029	2018
Enterprise Fund	81,333	2017
	17,937,957	2018
Small Cap Core Fund	547,840	2017
	2,190,352	2018
Microcap Value Fund	1,092,919	2017
	23,135,136	2018

NOTES TO FINANCIAL STATEMENTS

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after September 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending September 30, 2012 financial statements.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2011 and as such are included in current year earnings.

Deferred Post-October Losses
Enterprise Fund	$10,319,912
Microcap Value Fund	2,929,944

8. Market Timing

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Adviser. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the statement of changes in net assets.

During the six months ended March 31, 2011, the redemption fees collected by the Funds were as follows:

Redemption Fees
SMID Cap Growth Fund	$205
Enterprise Fund	7
Small Cap Core Fund	112
Microcap Value Fund	1,741
Mid Cap Value Fund	—

9. Soft Dollars

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2011, certain of the Funds used soft dollar arrangements on a limited basis. Fund

NOTES TO FINANCIAL STATEMENTS

management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer up to four share classes. These four share classes are the A, C, I, and S classes.

Class A

Class A shares of all Funds except Mid Cap Value are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. Class A shares have a higher up-front sales charge (load) than Class C shares, but a lower annual expense ratio.

Class C

Class C shares of all Funds except Mid Cap Value are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

Class S

Class S shares of all Funds except Mid Cap Value are available to investors purchasing shares directly through the Fund or its agent, U.S. Bancorp Fund Services LLC, or through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class I

Class I shares are available in the SMID Cap Growth, Enterprise and Mid Cap Value Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

For an investor purchasing RBC Funds shares through a financial services intermediary, the question as to which share class, A or C, is the better choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period* 10/1/10-3/31/11	Annualized Expense Ratio During Period 10/1/10- 3/31/11
SMID Cap Growth Fund	Class A	$1,000.00	$1,233.10	$ 7.52	1.35%
	Class I	1,000.00	1,235.30	6.13	1.10%
	Class C	1,000.00	1,227.40	11.61	2.09%
	Class S	1,000.00	1,235.30	6.13	1.10%

Enterprise Fund	Class A	1,000.00	1,239.80	7.43	1.33%
	Class I	1,000.00	1,241.30	6.03	1.08%
	Class C	1,000.00	1,235.00	11.59	2.08%
	Class S	1,000.00	1,241.50	6.04	1.08%

Small Cap Core Fund	Class A	1,000.00	1,279.60	7.39	1.30%
	Class C	1,000.00	1,274.60	11.57	2.04%
	Class S	1,000.00	1,280.80	5.97	1.05%

Microcap Value Fund	Class A	1,000.00	1,218.30	7.30	1.32%
	Class C	1,000.00	1,213.90	11.43	2.07%
	Class S	1,000.00	1,219.70	5.92	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,246.90	5.04	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2010	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10-3/31/11	Annualized Expense Ratio During Period 10/1/10-3/31/11
SMID Cap Growth Fund	Class A	$1,000.00	$1,018.20	$ 6.79	1.35%
	Class I	1,000.00	1,019.45	5.54	1.10%
	Class C	1,000.00	1,014.51	10.50	2.09%
	Class S	1,000.00	1,019.45	5.54	1.10%

Enterprise Fund	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%
	Class C	1,000.00	1,014.56	10.45	2.08%
	Class S	1,000.00	1,019.55	5.44	1.08%

Small Cap Core Fund	Class A	1,000.00	1,018.45	6.54	1.30%
	Class C	1,000.00	1,014.76	10.25	2.04%
	Class S	1,000.00	1,019.70	5.29	1.05%

Microcap Value Fund	Class A	1,000.00	1,018.35	6.64	1.32%
	Class C	1,000.00	1,014.61	10.40	2.07%
	Class S	1,000.00	1,019.60	5.39	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,020.44	4.53	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2011.

NOT FDIC INSURED —NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management, Inc. serves as investment adviser for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-11

	RBC Funds
About Your Semi Annual Report	This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of holdings.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and additional performance information are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of Contents

	Money Market Portfolio Managers	1
	Performance Summary	3
	Schedules of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	40
	- Statements of Operations	42
	- Statements of Changes in Net Assets	43
	Financial Highlights	46
	Notes to Financial Statements	49
	Supplemental Information	57

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

John M. Huber, CFA

Senior Managing Director, Chief Investment Officer — Fixed Income

John Huber directs RBC GAM (US)’s fixed income group. John joined RBC GAM (US) in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

1

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach is an active member of the Credit Team and serves as primary portfolio manager for the Tax-Free Money Market Fund. He has extensive experience working with taxable and tax-exempt municipal fixed income securities. Prior to his experience at RBC GAM (US), Raye was employed at First Bank where he managed the municipal and money market trust funds. Raye also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank’s investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and joined RBC GAM (US) in 1983. He received a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder and member of the CFA Society of Minnesota.

Scott Cabalka

Vice President, Client Service Portfolio Manager

Scott Cabalka is a portfolio manager on RBC GAM (US)’s Institutional Portfolio Management Team overseeing portfolio strategy and investment activity for clients. Scott has particular expertise managing short duration mandates, and he co-manages the Money Market Funds. Before joining RBC GAM (US) in 1993, he was an account executive with Merrill Lynch, where he focused on short-term investment strategies for institutional investors. Scott began his career in the investment industry in 1980. He received a BS and an MBA in Finance from the University of Minnesota Carlson School of Management.

MONEY MARKET PORTFOLIO MANAGERS

Brandon T. Swensen, CFA

Vice President, Portfolio Manager

Brandon Swensen is a portfolio manager on the Spread Management Team and leads the firm’s trading activity in short duration investment services. Brandon also has specific research responsibilities for finance companies, automobile, auto asset backed securities and asset backed commercial paper. He joined RBC GAM (US) in 2000 and has held several key roles including senior structured product analyst and credit analyst in the fixed income group. Brandon began his career in the investment industry in 1998. He received a BS in Finance from St. Cloud State University and an MBA in Finance from the University of St. Thomas. Brandon is a CFA charterholder and member of the CFA Society of Minnesota.

2

PERFORMANCE SUMMARY

Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

				Investment Objective
	Total Return for the Six Months Ended March 31, 2011	SEC 7-Day Annualized Yield (1)
		March 31, 2011 (Unaudited)	September 30, 2010
Prime Money Market Fund*
RBC Institutional Class 1	0.08%	0.15%	0.23%
RBC Institutional Class 2	0.03%	0.05%	0.13%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%

U.S. Government Money Market Fund*
RBC Institutional Class 1	0.04%	0.06%	0.14%
RBC Institutional Class 2	0.01%	0.01%	0.04%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%

Tax-Free Money Market Fund*
RBC Institutional Class 1	0.07%	0.11%	0.24%
RBC Institutional Class 2	0.02%	0.01%	0.14%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

				3

	PERFORMANCE SUMMARY

*The inception date for the RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares.

(1)       As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

Asset Allocation	Money Market Maturity Schedules as a percentage of value of investments based on effective maturity as of March 31, 2011.
		Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
	Less than 8 days	45.8%	56.1%	77.8%
	8 to 14 Days	9.2%	8.4%	0.0%
	15 to 30 Days	8.8%	4.2%	0.0%
	31 to 180 Days	27.4%	17.1%	15.2%
	181 to 365 Days	8.8%	14.2%	7.0%

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

March 31, 2011 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 0.91%
Asset Backed Auto Receivables — 0.91%
$ 17,333,219	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A1, 0.34%, 10/11/11(a)	$17,333,219
21,383,116	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A1, 0.31%, 12/15/11	21,383,116
2,245,152	Hyundai Auto Receivables Trust Series 2010-B Class A1, 0.37%, 9/15/11	2,245,152
10,864,765	Hyundai Auto Receivables Trust, Series 2011-A, Class A1, 0.32%, 2/15/12	10,864,765
25,447,696	Volkswagen Auto Lease Trust Series 2010-A Class A1, 0.30%, 11/21/11	25,447,696
70,000,000	World Omni Auto Receivables Trust Series 2011-A Class A1, 0.29%, 3/15/12	70,000,000

Total Asset Backed Securities		147,273,948

(Cost $147,273,948)
Asset Backed Commercial Paper — 2.13%
Finance - Diversified Domestic — 2.13%
100,000,000	Kells Funding LLC, 0.32%, 4/1/11(a)(b)	100,000,000
50,000,000	Kells Funding LLC, 0.39%, 12/1/11(a)	50,000,000
100,000,000	Kells Funding LLC, 0.40%, 6/15/11(a)(b)	99,916,667
50,000,000	Kells Funding LLC, 0.40%, 12/1/11(a)	50,000,000
45,000,000	Straight-A Funding LLC, 0.21%, 4/6/11(a)(b)	44,998,687

		344,915,354

Total Asset Backed Commercial Paper		344,915,354

(Cost $344,915,354)
Commercial Paper — 26.89%
Agriculture — 0.28%
46,000,000	Deere & Co., 0.17%, 4/28/11(a)(b)	45,994,135

Banks - Australia & New Zealand — 1.85%
100,000,000	Commonwealth Bank Australia, 0.34%, 2/24/12(a)(b)	100,000,000
100,000,000	Commonwealth Bank Australia, 0.35%, 9/16/11(a)(b)	100,000,000
100,000,000	Westpac Banking Corp., 0.33%, 9/26/11(a)(b)	100,000,000

		300,000,000

Banks - Canadian — 1.31%
213,000,000	Bank of Nova Scotia, 0.27%, 4/1/11(b)	213,000,000

Banks - Foreign — 7.34%
50,000,000	DnB NOR Bank ASA, 0.35%, 1/23/12(a)(b)	50,000,000
50,000,000	Nordea North America, Inc., 0.23%, 5/9/11(b)	49,988,125
25,000,000	NRW Bank, 0.30%, 4/18/11(b)	24,996,458
175,000,000	NRW Bank, 0.30%, 5/3/11(b)	174,953,333
100,000,000	NRW Bank, 0.34%, 5/9/11(b)	99,964,111

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 100,000,000	Santander Central Hispano Financial, 0.45%, 4/11/11(b)	$99,987,500
60,700,000	Santander Central Hispano Financial, 0.46%, 4/15/11(b)	60,689,142
39,300,000	Santander Central Hispano Financial, 0.46%, 4/29/11(b)	39,285,939
100,000,000	Santander Central Hispano Financial, 0.67%, 4/18/11(b)	99,968,361
90,000,000	Skandinaviska Enskilda Banken, 0.34%, 5/24/11(a)(b)	89,954,950
100,000,000	Skandinaviska Enskilda Banken, 0.35%, 4/18/11(a)(b)	99,983,472
100,000,000	Skandinaviska Enskilda Banken, 0.35%, 5/10/11(a)(b)	99,962,084
100,000,000	Societe Generale North America, 0.36%, 4/6/11(b)	99,995,000
50,000,000	Societe Generale North America, 0.38%, 5/17/11(b)	49,975,722
50,000,000	Societe Generale North America, 0.38%, 6/3/11(b)	49,966,750

		1,189,670,947

Banks - United Kingdom — 3.08%
50,000,000	Abbey National North America LLC, 0.16%, 4/4/11(b)	49,999,333
50,000,000	Abbey National North America LLC, 0.24%, 5/2/11(b)	49,989,667
25,000,000	Abbey National North America LLC, 0.43%, 6/13/11(b)	24,978,201
100,000,000	Abbey National North America LLC, 0.53%, 7/1/11(b)	99,866,028
60,000,000	Abbey National North America LLC, 0.54%, 7/6/11(b)	59,913,600
15,000,000	Abbey National North America LLC, 0.64%, 5/2/11(b)	14,991,733
100,000,000	Barclays Bank PLC, 0.30%, 5/2/11(a)(b)	99,974,167
100,000,000	Barclays Bank PLC, 0.38%, 8/1/11(a)(b)	99,871,222

		499,583,951

Chemicals — 0.62%
100,000,000	BASF AG, 0.19%, 4/6/11(a)(b)	99,997,361

Consumer Discretionary — 0.39%
63,000,000	Johnson & Johnson, 0.31%, 5/11/11(a)(b)	62,978,300

Consumer Staples — 1.02%
100,000,000	Coca-Cola Co., 0.17%, 5/2/11(a)(b)	99,985,361
50,000,000	Coca-Cola Co., 0.17%, 5/4/11(a)(b)	49,992,209
15,000,000	Coca-Cola Co., 0.62%, 4/4/11(a)(b)	14,999,225

		164,976,795

Finance - Diversified Domestic — 4.26%
50,000,000	John Deere Capital Corp., 0.18%, 4/27/11(a)(b)	49,993,500
60,000,000	KFW, 0.20%, 4/4/11(a)(b)	59,999,000
13,600,000	Novartis Finance Corp., 0.20%, 4/14/11(a)(b)	13,599,018
50,000,000	Reckitt Benckiser Treasury Services, 0.44%, 4/15/11(a)(b)	49,991,444
100,000,000	Reckitt Benckiser Treasury Services, 0.55%, 9/6/11(a)(b)	99,758,611
75,000,000	Reckitt Benckiser Treasury Services, 0.55%, 10/3/11(a)(b)	74,788,021
25,000,000	Reckitt Benckiser Treasury Services, 0.60%, 10/18/11(a)(b)	24,916,667
50,000,000	Reckitt Benckiser Treasury Services, 0.72%, 2/28/12(a)(b)	49,667,000
42,520,000	Toyota Motor Credit Corp., 0.23%, 5/27/11(b)	42,504,787
75,000,000	Toyota Motor Credit Corp., 0.29%, 5/13/11(b)	74,974,625
75,000,000	Toyota Motor Credit Corp., 0.32%, 4/1/11(b)	75,000,000
75,000,000	Toyota Motor Credit Corp., 0.36%, 4/27/11(b)	74,980,500

		690,173,173

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Health Care — 0.28%
$ 20,000,000	Dean Health Systems, Inc., 0.25%, 4/5/11(b)	$19,999,444
25,000,000	Dean Health Systems, Inc., 0.28%, 5/10/11(b)	24,992,417

		44,991,861

Information Technology — 0.62%
100,000,000	Google, Inc., 0.40%, 9/12/11(a)(b)	99,817,778

Insurance — 3.41%
75,000,000	AXA Financial, Inc., 0.25%, 4/6/11(a)(b)	74,997,396
60,000,000	AXA Financial, Inc., 0.25%, 4/26/11(a)(b)	59,989,583
65,000,000	AXA Financial, Inc., 0.28%, 5/23/11(a)(b)	64,973,711
75,000,000	AXA Financial, Inc., 0.30%, 4/5/11(a)(b)	74,997,500
25,000,000	AXA Financial, Inc., 0.31%, 4/1/11(a)(b)	25,000,000
8,625,000	Mass Mutual Life, 0.20%, 4/12/11(a)(b)	8,624,473
16,375,000	Mass Mutual Life, 0.20%, 4/14/11(a)(b)	16,373,818
25,000,000	Mass Mutual Life, 0.21%, 4/8/11(a)(b)	24,998,979
24,100,000	Mass Mutual Life, 0.21%, 4/19/11(a)(b)	24,097,470
50,000,000	Metlife Short Term Funding LLC, 0.25%, 4/4/11(a)(b)	49,998,958
25,000,000	Metlife Short Term Funding LLC, 0.26%, 5/10/11(a)(b)	24,992,958
25,000,000	Metlife Short Term Funding LLC, 0.43%, 8/29/11(a)(b)	24,955,208
24,000,000	New York Life Capital Corp., 0.19%, 4/13/11(a)(b)	23,998,480
22,000,000	New York Life Capital Corp., 0.21%, 5/24/11(a)(b)	21,993,198
33,796,000	New York Life Capital Corp., 0.22%, 4/13/11(a)(b)	33,793,522

		553,785,254

Oil & Gas — 0.46%
49,500,000	Shell International Finance BV, 0.64%, 5/11/11(a)(b)	49,464,800
20,000,000	Shell International Finance BV, 0.68%, 6/14/11(a)(b)	19,972,045
5,000,000	Shell International Finance BV, 0.69%, 6/2/11(a)(b)	4,994,058

		74,430,903

Transportation — 0.15%
25,000,000	Regional Transportation Authority, 0.27%, 5/24/11	25,000,000

Utilities — 1.82%
55,000,000	Electricite de France, 0.23%, 4/15/11(a)(b)	54,995,081
16,000,000	Electricite de France, 0.25%, 4/29/11(a)(b)	15,996,889
25,000,000	Electricite de France, 0.25%, 5/3/11(a)(b)	24,994,444
140,000,000	Electricite de France, 0.26%, 4/29/11(a)(b)	139,971,689
60,000,000	Electricite de France, 0.27%, 4/12/11(a)(b)	59,995,050

		295,953,153

Total Commercial Paper		4,360,353,611

(Cost $4,360,353,611)

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Certificates of Deposit, Domestic — 3.45%
Banks - Domestic — 3.45%
$ 130,000,000	BB&T Corp. 0.01%, 4/1/11	$130,000,000
300,000,000	Citibank NA 0.13%, 4/1/11	300,000,000
130,000,000	Wells Fargo Bank NA 0.05%, 4/1/11	130,000,000

		560,000,000

Total Certificates of Deposit, Domestic		560,000,000

(Cost $560,000,000)
Certificates of Deposit, Yankee(c) — 10.72%
Banks - Australia & New Zealand — 0.31%
50,000,000	Westpac Banking Corp., 0.41%, 6/21/11	50,001,116

Banks - Canadian — 3.92%
100,000,000	Bank of Montreal Chicago, 0.06%, 4/1/11	100,000,000
100,000,000	Bank of Montreal Chicago, 0.19%, 4/5/11	100,000,000
100,000,000	Bank of Montreal Chicago, 0.23%, 4/8/11	100,000,000
86,090,000	Bank of Nova Scotia, 0.56%, 3/5/12	86,266,530
100,000,000	Toronto Dominion Bank NY, 0.20%, 4/13/11	100,000,000
50,000,000	Toronto Dominion Bank NY, 0.33%, 10/28/11	50,000,000
50,000,000	Toronto Dominion Bank NY, 0.34%, 1/12/12	50,000,000
50,000,000	Toronto Dominion Bank NY, 0.41%, 9/19/11	50,000,000

		636,266,530

Banks - Foreign — 6.49%
100,000,000	Barclays Capital, Inc., 0.10%, 4/1/11	100,000,000
200,000,000	BNP Paribas NY Branch, 0.06%, 4/1/11	200,000,000
40,000,000	BNP Paribas NY Branch, 0.53%, 8/22/11	40,000,000
60,000,000	BNP Paribas NY Branch, 0.55%, 9/7/11	60,005,199
10,000,000	DnB NOR Bank ASA, 0.20%, 4/18/11	10,000,024
100,000,000	Nordea Bank Finland NY, 0.32%, 4/15/11	100,001,164
5,450,000	Nordea Bank Finland NY, 0.60%, 10/14/11	5,457,513
90,000,000	Nordea Bank Finland NY, 0.60%, 10/20/11	90,145,809
29,275,000	Nordea Bank Finland NY, 0.60%, 4/13/12	29,352,433
100,000,000	Rabobank Nederland NY, 0.34%, 2/3/12	100,000,000
50,000,000	Rabobank Nederland NY, 0.36%, 4/2/12	50,000,000
50,000,000	Rabobank Nederland NY, 0.37%, 8/3/11	50,000,000
50,000,000	Rabobank Nederland NY, 0.50%, 9/14/11	50,005,732
50,000,000	Societe Generale NY, 0.35%, 5/4/11	50,000,229
50,000,000	Societe Generale NY, 0.36%, 2/9/12	50,000,000
41,000,000	Svenska Handelsbanken NY, 0.28%, 4/21/11	41,001,365
26,150,000	Svenska Handelsbanken NY, 0.28%, 5/2/11	26,150,673

		1,052,120,141

Total Certificates of Deposit, Yankee		1,738,387,787

(Cost $1,738,387,787)

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Corporate Bonds — 14.84%
Banks - Australia & New Zealand — 1.64%
$ 100,000,000	Australia & New Zealand Banking Group Ltd., 0.33%, 11/8/11(a)	$100,000,000
5,000,000	Australia & New Zealand Banking Group Ltd., 0.60%, 10/21/11(a)(d)	5,007,263
10,350,000	Australia & New Zealand Banking Group Ltd., 0.91%, 8/4/11(a)(d)	10,370,689
50,000,000	Westpac Banking Corp., 0.32%, 7/29/11(a)(d)	50,003,703
100,000,000	Westpac Banking Corp., 0.33%, 4/10/12(a)(d)	99,972,184

		265,353,839

Banks - Domestic — 2.42%
150,000,000	Bank of America NA, 0.36%, 7/27/11(d)	150,000,000
10,000,000	Bank of America NA, 5.38%, 8/15/11	10,182,617
60,000,000	Regions Bank (FDIC Insured under TLGP), 3.25%, 12/9/11	61,209,600
13,200,000	Wells Fargo & Co., 0.46%, 3/1/12(d)	13,212,189
10,000,000	Wells Fargo & Co., 4.00%, 6/2/11	10,061,179
91,748,000	Wells Fargo & Co., 5.30%, 8/26/11	93,531,623
52,437,000	Wells Fargo & Co., 5.30%, 10/15/11	53,780,234

		391,977,442

Banks - Foreign — 2.41%
48,550,000	Credit Suisse USA, Inc., 0.51%, 8/16/11(d)	48,576,114
28,736,000	Credit Suisse USA, Inc., 5.50%, 8/16/11	29,284,075
86,196,000	Credit Suisse USA, Inc., 6.13%, 11/15/11	89,179,305
70,753,000	Credit Suisse USA, Inc., 6.50%, 1/15/12	74,030,236
109,000,000	Dexia Credit Local SA, 2.38%, 9/23/11(a)	109,785,392
40,000,000	Rabobank Nederland NY, 0.41%, 3/17/12(a)(d)	40,019,076

		390,874,198

Banks - United Kingdom — 0.70%
96,895,000	Royal Bank of Scotland PLC (The), 1.45%, 10/20/11(a)	97,372,247
16,518,000	Royal Bank of Scotland PLC (The), 3.00%, 12/9/11(a)	16,793,917

		114,166,164

Consumer Discretionary — 0.32%
50,000,000	Kimberly-Clark Corp., 4.43%, 12/19/11(a)	51,328,354

Consumer Staples — 0.62%
100,000,000	Wal-Mart Stores, Inc. STEP, 5.32%, 6/1/11(d)	100,795,674

Finance - Diversified Domestic — 4.08%
11,870,000	ETC Holdings LLC, 0.26%, 4/1/28(d)	11,870,000
3,705,000	GBG LLC, 0.30%, 9/1/27(a)(d)	3,705,000
9,727,000	General Electric Capital Corp., 0.38%, 8/15/11(d)	9,728,315
27,805,000	General Electric Capital Corp., 4.38%, 3/3/12	28,756,300
29,835,000	General Electric Capital Corp., 5.00%, 4/10/12	31,193,898
101,436,000	General Electric Capital Corp., 5.88%, 2/15/12	106,065,908
12,824,000	JPMorgan Chase & Co., 0.40%, 2/22/12(d)	12,830,018

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 9,000,000	JPMorgan Chase & Co., 0.43%, 12/21/11(d)	$9,006,121
14,688,000	JPMorgan Chase & Co., 0.49%, 2/1/12(d)	14,706,666
50,860,000	JPMorgan Chase & Co., 0.50%, 11/28/11(d)	50,915,529
8,700,000	JPMorgan Chase & Co., 4.50%, 1/15/12	8,970,400
93,171,000	JPMorgan Chase & Co., 5.35%, 2/1/12	96,866,321
28,600,000	JPMorgan Chase & Co., 5.50%, 8/15/11	29,126,791
25,713,000	JPMorgan Chase & Co., 5.60%, 6/1/11	25,935,197
40,000,000	JPMorgan Chase & Co. (FDIC Insured Under TLGP), 3.13%, 12/1/11	40,740,007
33,050,000	MassMutual Global Funding II, 0.40%, 8/26/11(a)(d)	33,059,541
55,750,000	NGSP, Inc., 0.26%, 6/1/46(d)	55,750,000
11,040,000	Ring-Missouri LP, 0.39%, 9/1/18(d)	11,040,000
10,790,000	Schlitz Park Associates II LP, 0.26%, 12/1/21(d)	10,790,000
15,175,000	SF Tarns LLC, 0.34%, 1/1/28(d)	15,175,000
55,000,000	Twins Ballpark LLC, 0.30%, 10/1/34(a)(d)	55,000,000

		661,231,012

Health Care — 0.07%
11,565,000	The Portland Clinic LLP, 0.27%, 11/20/33(d)	11,565,000

Industrials — 0.03%
4,000,000	3M Co., 4.50%, 11/1/11	4,096,891

Information Technology — 0.04%
7,300,000	International Business Machines Corp., 0.35%, 11/4/11(d)	7,303,149

Insurance — 2.20%
40,000,000	AARP, 0.27%, 5/1/31(d)	40,000,000
10,765,000	Berkshire Hathaway, Inc., 0.49%, 2/10/12(d)	10,782,367
200,000,000	Metropolitan Life Global Funding, Series I, 2.30%, 4/14/11(a)(d)	200,000,000
90,000,000	New York Life Global Funding, 0.26%, 4/1/11(a)(d)	90,000,000
16,125,000	New York Life Global Funding, 0.43%, 6/16/11(a)(d)	16,129,425

		356,911,792

Oil & Gas — 0.31%
50,000,000	Shell International Finance NV, 1.30%, 9/22/11	50,212,667

Total Corporate Bonds		2,405,816,182

(Cost $2,405,816,182)
Municipal Bonds — 20.53%
Arizona — 0.06%
9,800,000	Yuma Industrial Development Authority Refunding Revenue, 0.25%, 8/1/43, (LOC: JP Morgan Chase Bank)(d)	9,800,000

California — 4.93%
23,200,000	Abag Finance Authority For Nonprofit Corps. Refunding Revenue, Series C, 0.23%, 8/1/35, (LOC: Citibank NA)(d)	23,200,000
99,365,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.25%, 6/1/37, (LOC: LaSalle Bank NA)(d)	99,365,000
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.24%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$67,220,000	California Housing Finance Agency Revenue, Series B, 0.22%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(d)	$67,220,000
37,785,000	California Housing Finance Agency Revenue, Series F, 0.22%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(d)	37,785,000
83,435,000	California Housing Finance Agency Revenue, Series F, 0.22%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(d)	83,435,000
5,000,000	California Statewide Communities Development Authority Revenue, Floaters Series 2114, 0.30%, 9/1/46(d)	5,000,000
46,200,000	California Statewide Communities Development Authority, Los Angeles County Museum of Art Refunding Revenue, Series A, 0.22%, 12/1/37, (LOC: Wells Fargo Bank)(d)	46,200,000
29,500,000	California Statewide Communities Development Authority, Los Angeles County Museum of Art Refunding Revenue, Series B, 0.22%, 12/1/37, (LOC: Wells Fargo Bank)(d)	29,500,000
15,600,000	City of Riverside Pension Obligation Refunding Revenue, Series A, 1.25%, 6/1/11	15,600,000
43,600,000	City of Whittier Refunding Revenue, Series A, 0.21%, 6/1/36, (LOC: U.S. Bank NA)(d)	43,600,000
24,408,000	County of San Bernardino Refunding Program COP, Series B, 0.26%, 3/1/17, (LOC: Bank of America NA)(d)	24,408,000
50,000,000	Los Angeles County Revenue, Series R-13101CE, 0.27%, 6/30/11(a)(d)	50,000,000
43,080,000	Los Angeles Department of Water & Power Revenue, Series R-11625, 0.25%, 7/1/36, (Credit Support: BHAC-CR, MBIA), Callable 7/1/12 @ 100(a)(d)	43,080,000
12,243,000	Los Angeles Metro Transportation TECP, 0.31%, 4/5/11(b)	12,243,000
61,525,000	The Olympic Club Refunding Revenue, 0.25%, 9/30/32, (LOC: Bank of America NA)(d)	61,525,000
13,665,000	Port of Oakland Airport and Marina Revenue, Series R-11690, 0.30%, 11/1/27, (Credit Support: BHAC-CR, MBIA, FGIC), Callable 11/1/12 @ 100(a)(d)	13,665,000
8,200,000	San Francisco City & County Housing Authority Refunding Revenue, 0.25%, 9/1/49, (LOC: Citibank NA)(d)	8,200,000
79,200,000	Southern California Public Power Authority Refunding Revenue, 0.24%, 7/1/36, (LOC: Bank of America NA)(d)	79,200,000

		798,676,000

Colorado — 0.40%
27,760,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, Floaters Series 1557, 0.25%, 3/1/35, (Credit Support: FGIC)(d)	27,760,000
16,610,000	Crystal Valley Metropolitan District No. 1 Revenue, 0.24%, 10/1/34, (LOC: Wells Fargo Bank)(d)	16,610,000
20,840,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Refunding Revenue, Series A, 0.24%, 11/15/34, (LOC: Wells Fargo Bank)(d)	20,840,000

		65,210,000

Georgia — 0.23%
37,885,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.26%, 6/1/28, (LOC: Wells Fargo Bank)(d)	37,885,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Illinois — 0.46%
$58,125,000	Chicago Midway Airport Revenue, Series A, 0.24%, 1/1/29, (LOC: JPMorgan Chase Bank)(d)	$58,125,000
16,000,000	Regional Transport Authority TECP, 0.35%, 5/24/11(b)	16,000,000

		74,125,000

Indiana — 0.44%
29,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.23%, 11/15/37, (Credit Support: Fannie Mae)(d)	29,700,000
42,500,000	Indiana Finance Authority Parkview Health System Refunding Revenue, Series D, 0.23%, 11/1/39, (LOC: Citibank NA)(d)	42,500,000

		72,200,000

Kentucky — 0.00%
725,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.75%, 7/1/33, (LOC: JP Morgan Chase Bank)(d)	725,000

Maryland — 0.34%
45,141,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series D, 0.25%, 1/1/29, (LOC: Bank of America NA)(d)	45,141,000
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.29%, 7/1/39, (LOC: Fannie Mae, Freddie Mac)(d)	10,475,000

		55,616,000

Massachusetts — 0.69%
38,800,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-2, 0.24%, 7/1/31, (LOC: Bank of America NA)(d)	38,800,000
18,335,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-4A, 0.24%, 7/1/39, (LOC: Bank of America NA)(d)	18,335,000
55,500,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.26%, 10/1/34, (LOC: Bank of America NA)(d)	55,500,000

		112,635,000

Michigan — 1.26%
50,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.25%, 9/1/50, (LOC: Bank of America NA)(d)	50,000,000
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.27%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000
59,800,000	Michigan State Hospital Finance Authority Henry Ford Health System Revenue, 0.24%, 11/15/42, (LOC: JP Morgan Chase Bank)(d)	59,800,000
69,300,000	Michigan Strategic Fund Van Andel Research Refunding Revenue, 0.25%, 4/1/43, (LOC: Bank of America NA)(d)	69,300,000

		204,100,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Minnesota — 0.43%
$69,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series A, 0.22%, 8/15/32(d)	$69,500,000

Mississippi — 0.24%
22,700,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.19%, 12/1/30(d)	22,700,000
15,475,000	Mississippi Development Bank Special Obligation Refunding Revenue, Series B, 0.34%, 10/1/31, (LOC: Bank of America NA)(d)	15,475,000

		38,175,000

Nebraska — 0.06%
10,000,000	Nebraska Investment Finance Authority Multi Family Housing Revenue, Series A, 0.27%, 10/1/42, (LOC: Citibank NA)(d)	10,000,000

New Jersey — 0.04%
6,675,000	New Jersey Economic Development Authority Marina Energy Revenue, Series B, 0.26%, 9/1/21, (LOC: Wells Fargo Bank)(d)	6,675,000

New York — 4.97%
27,300,000	City of New York Public Improvement GO, Series F-6, 0.25%, 2/15/18, (LOC: Morgan Guaranty Trust)(d)	27,300,000
27,600,000	City of New York Public Improvement GO, Sub-Series H-2, 0.21%, 3/1/34, (LOC: Bank of New York)(d)	27,600,000
45,085,000	City of New York Refunding GO, Sub-Series C-5, 0.21%, 8/1/20, (LOC: Bank of New York)(d)	45,085,000
15,000,000	Metropolitan Transportation Authority TECP, 0.27%, 5/2/11(b)	15,000,000
25,000,000	Metropolitan Transportation Authority Transit Improvement Revenue, Sub-series E2, 0.22%, 11/1/35, (LOC: BNP Paribas)(d)	25,000,000
7,945,000	Nassau County Industrial Development Agency Nursing Home Improvement Revenue, Series D, 0.31%, 1/1/28, (LOC: Bank of America NA)(d)	7,945,000
9,895,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B, 0.28%, 1/1/37, (LOC: Bank of America NA)(d)	9,895,000
23,820,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.28%, 7/1/37, (LOC: Bank of America NA)(d)	23,820,000
106,600,000	New York City Housing Development Corp. Multi Family Housing Revenue, 0.25%, 6/15/47, (LOC: Citibank NA)(d)	106,600,000
66,600,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.22%, 4/15/35, (Credit Support: Fannie Mae)(d)	66,600,000
22,400,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series A, 0.24%, 11/1/48, (LOC: Bank of America NA)(d)	22,400,000
41,360,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.25%, 4/15/36, (Credit Support: Fannie Mae)(d)	41,360,000
112,490,000	New York State Dormitory Authority Revenue, Series A, 0.22%, 11/15/36, (Credit Support: Fannie Mae)(d)	112,490,000

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$13,000,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.27%, 8/1/15, (LOC: AMBAC, Wells Fargo Bank)(d)	$13,000,000
23,390,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series A, 0.23%, 5/1/42, (LOC: Wells Fargo Bank)(d)	23,390,000
40,500,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series B, 0.23%, 5/1/42, (LOC: Wells Fargo Bank)(d)	40,500,000
43,785,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series A, 0.23%, 5/1/35, (Credit Support: Freddie Mac)(d)	43,785,000
15,100,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series B, 0.26%, 11/1/36, (LOC: Bank of America NA)(d)	15,100,000
39,000,000	New York State Housing Finance Agency Multi Family Housing Worth St. Revenue, Series A, 0.25%, 5/15/33, (Credit Support: Fannie Mae)(d)	39,000,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.23%, 5/1/42, (LOC: Wells Fargo Bank)(d)	16,400,000
83,510,000	New York State Urban Development Corp. State Personal Income Tax Revenue, 0.65%, 12/15/11	83,510,000

		805,780,000

North Carolina — 0.14%
23,165,000	Roman Catholic Diocese of Raleigh Revenue, Series A, 0.27%, 6/1/18, (LOC: Bank of America NA)(d)	23,165,000

Ohio — 0.50%
10,670,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.32%, 6/15/30, (Credit Support: Fannie Mae)(d)	10,670,000
57,605,000	County of Cuyahoga MetroHealth System Refunding Revenue, 0.21%, 2/1/35, (LOC: PNC Bank NA)(d)	57,605,000
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.26%, 5/1/42, (LOC: U.S. Bank NA)(d)	12,500,000

		80,775,000

Pennsylvania — 1.32%
49,800,000	Allegheny County Industrial Development Authority Children’s Hospital Revenue, Series A, 0.22%, 10/1/32, (LOC: Bank of America NA)(d)	49,800,000
40,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.27%, 10/1/28, (LOC: PNC Bank NA)(d)	40,900,000
18,910,000	City of Philadelphia Refunding Revenue, Series C, 0.23%, 6/15/25, (LOC: TD Bank NA)(d)	18,910,000
20,855,000	City of Reading Refunding GO, Series D, 0.26%, 11/1/32, (LOC:Wells Fargo Bank)(d)	20,855,000
19,990,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.27%, 11/1/30, (LOC: PNC Bank NA)(d)	19,990,000

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 33,400,000	Pennsylvania Economic Development Financing Authority Revenue, 0.26%, 11/1/28, (LOC: Bank of America NA)(d)	$33,400,000
29,460,000	Pennsylvania Higher Educational Facilties Authority Drexel University Revenue, Series B, 0.24%, 5/1/37, (LOC: Wells Fargo Bank)(d)	29,460,000

		213,315,000

Rhode Island — 0.13%
20,940,000	Rhode Island Health & Educational Building Corp. School of Design Refunding Revenue, Series A, 0.25%, 8/15/34, (LOC: Bank of America NA)(d)	20,940,000

South Carolina — 0.19%
30,095,000	South Carolina Transportation Infrastructure Bank Refunding Revenue, Series B-1, 0.25%, 10/1/31, (LOC: Bank of America NA)(d)	30,095,000

South Dakota — 0.33%
15,700,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.24%, 5/1/37(d)	15,700,000
25,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series G, 0.24%, 5/1/35(d)	25,000,000
13,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.24%, 5/1/38(d)	13,200,000

		53,900,000

Tennessee — 0.35%
25,000,000	Chattanooga Industrial Development Board Revenue, 0.26%, 1/1/28, (LOC: Bank of America NA)(d)	25,000,000
20,000,000	Johnson City Health & Educational Facilities Board Revenue, Series B2, 0.27%, 7/1/33, (LOC: PNC Bank NA)(d)	20,000,000
11,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 0.27%, 6/1/42, (LOC: Citibank NA)(d)	11,500,000

		56,500,000

Texas — 0.24%
6,645,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.26%, 12/1/25(d)	6,645,000
20,000,000	Texas State Veteran’s Housing GO, Series A-2, 0.22%, 12/1/29(d)	20,000,000
12,415,000	Texas State Veteran’s Housing Refunding GO, 0.26%, 6/1/31, (LOC: JP Morgan Chase Bank)(d)	12,415,000

		39,060,000

Utah — 0.05%
8,485,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.26%, 6/1/31, (LOC: Wells Fargo Bank)(d)	8,485,000

Virginia — 1.94%
182,210,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.29%, 9/15/50, (Credit Support: Freddie Mac)(d)	182,210,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 22,200,000	Montgomery County Industrial Development Authority Refunding Revenue, Series A, 0.24%, 2/1/39(d)	$22,200,000
16,230,000	Montgomery County Industrial Development Authority Refunding Revenue, Series B, 0.27%, 2/1/39(d)	16,230,000
16,805,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.26%, 7/1/31, (LOC: Wells Fargo Bank)(d)	16,805,000
18,440,000	Stafford County & Staunton Industrial Development Authority Revenue TECP, 0.29%, 4/8/11	18,440,000
25,605,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.26%, 12/1/28, (LOC: Bank of America NA)(d)	25,605,000
32,500,000	Virginia Small Business Financing Authority Hampton University Revenue, Series A, 0.21%, 12/1/38, (LOC: PNC Bank NA)(d)	32,500,000

		313,990,000

Washington — 0.20%
6,700,000	Port Seattle Industrial Development Corp. Crowley Marine Services Project Revenue, 0.27%, 12/31/21, (LOC: Citibank NA)(d)	6,700,000
26,300,000	Washington State Housing Finance Commission YMCA Greater Seattle Recreational Facility Revenue, 0.24%, 9/1/37, (LOC: Bank of America NA)(d)	26,300,000

		33,000,000

Wisconsin — 0.59%
22,405,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, 0.21%, 8/15/36, (LOC: PNC Bank NA)(d)	22,405,000
73,130,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series A, 0.25%, 9/1/38, (Credit Support: GO of Authority), (LOC: Fannie Mae, Freddie Mac)(d)	73,130,000

		95,535,000

Total Municipal Bonds		3,329,862,000

(Cost $3,329,862,000)
U.S. Government Agency Obligations — 7.02%
Federal Home Loan Bank — 6.40%
143,000,000	0.16%, 5/11/11(b)	142,974,260
75,000,000	0.21%, 9/20/11(d)	75,000,000
83,525,000	0.22%, 10/4/11(d)	83,525,000
50,000,000	0.22%, 11/3/11(d)	50,000,000
75,000,000	0.23%, 9/30/11(d)	75,000,000
137,000,000	0.58%, 5/27/11	136,998,487
275,000,000	0.16%, 7/11/11(d)	274,974,028
100,000,000	0.31%, 5/27/11(d)	100,000,000
100,000,000	0.35%, 12/7/11	99,983,071

		1,038,454,846

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Freddie Mac — 0.62%
$100,000,000	0.18%, 5/16/11(b)	$99,977,500

Total U.S. Government Agency Obligations		1,138,432,346

(Cost $1,138,432,346)

U.S. Treasury Obligations — 1.40%
U.S. Treasury Notes — 1.40%
80,000,000	0.88%, 4/30/11	80,023,967
46,000,000	0.88%, 2/29/12	46,217,244
50,000,000	1.00%, 10/31/11	50,205,465
50,000,000	1.75%, 11/15/11	50,446,641

Total U.S. Treasury Obligations		226,893,317

(Cost $226,893,317)

Repurchase Agreements — 9.07%
40,000,000	BNP Paribas Securities Corp. dated 3/31/11; due 4/1/11 at 0.02% with maturity value of $40,000,022 (fully collateralized by a U.S. Treasury Note with a maturity date of 2/28/14 at a rate of 1.875%)	40,000,000
200,000,000	BNP Paribas Securities Corp. dated 3/31/11; due 4/1/11 at 0.15% with maturity value of $200,000,833 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/19 to 4/1/41 at rates ranging from 4.00% to 6.50%)	200,000,000
225,000,000	Citigroup Global, dated 3/31/11; due 4/1/11 at 0.19% with maturity value of $225,001,187 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 12/1/24 to 2/1/41 at rates ranging from 4.00% to 6.00%)	225,000,000
10,000,000	Federal Reserve (Bank of New York). dated 3/29/11; due 4/5/11 at 0.10% with maturity value of $10,000,194 (fully collateralized by a U.S. Treasury Note with a maturity date of 7/31/11 at a rate of 1.00%)	10,000,000
10,000,000	Federal Reserve (Bank of New York). dated 3/29/11; due 4/5/11 at 0.13% with maturity value of $10,000,253 (fully collateralized by a Fannie Mae security with a maturity date of 4/11/11 at a rate of 2.75%)	10,000,000
10,000,000	Federal Reserve (Bank of New York). dated 3/29/11; due 4/5/11 at 0.16% with maturity value of $10,000,311 (fully collateralized by Freddie Mac securities with maturity dates ranging from 12/1/36 to 6/1/37 at rates ranging from 4.50% to 6.50%)	10,000,000
10,000,000	Federal Reserve (Bank of New York). dated 3/31/11; due 4/4/11 at 0.09% with maturity value of $10,000,100 (fully collateralized by a U.S. Treasury Note with a maturity date of 4/30/11 at a rate of 4.875%)	10,000,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 10,000,000	Federal Reserve (Bank of New York). dated 3/31/11; due 4/4/11 at 0.10% with maturity value of $10,000,111 (fully collateralized by a U.S. Treasury Note with a maturity date of 4/30/11 at a rate of 4.875%)	$10,000,000
300,000,000	Goldman Sachs & Co. dated 3/01/11; due 4/14/11 at 0.18% with maturity value of $300,066,000 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 1/15/39 to 3/20/41 at rates ranging from 4.50% to 6.50%)(e)	300,000,000
300,000,000	Goldman Sachs & Co. dated 3/31/11; due 4/1/11 at 0.16% with maturity value of $300,001,333 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/22 to 3/1/41 at rates ranging from 3.50% to 7.00%)	300,000,000
100,000,000	JP Morgan Securities dated 3/31/11; due 4/1/11 at 0.15% with maturity value of $100,000,416 (fully collateralized by Fannie Mae securities with maturity dates ranging from 2/1/23 to 3/1/37 at rates ranging from 3.00% of 6.00%)	100,000,000
155,000,000	Merrill Lynch Pierce Fenner & Smith. dated 3/31/11; due 4/1/11 at 0.10% with maturity value of $155,000,431(fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/24 to 1/1/41 at rates ranging from 3.50% to 6.00%)	155,000,000
100,000,000	Morgan Stanley & Co, dated 3/31/11; due 4/1/11 at 0.17% with maturity value of $100,000,472 (fully collateralized by Fannie Mae securities with maturity dates ranging from 7/1/37 to 2/1/40 at rates ranging from 4.50% to 5.00%)	100,000,000

Total Repurchase Agreements		1,470,000,000

(Cost $1,470,000,000)

Total Investments		$15,721,934,545
(Cost $15,721,934,545)(f) — 96.96%

Other assets in excess of liabilities — 3.04%		493,500,773

NET ASSETS — 100.00%		$16,215,435,318

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2011 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $300,000,000 or 1.85% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2011 Carrying Value Per Unit
$300,000,000	Goldman Sachs & Co.	3/01/2011	$300,000,000	$100.00

(f)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

COP - Certificate of Participation

FDIC - Federal Deposit Insurance Corp.

FGIC - Insured by Federal Guaranty Insurance Corp.

GO - General Obligation

LOC - Letter of Credit

MBIA - Insured by MBIA

STEP - Step Coupon Bond

TECP - Tax Exempt Commercial Paper

TLGP - Temporary Liquidity Guarantee Program

See notes to financial statements.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2011 (Unaudited)

Principal Amount		Value
Asset Backed Commercial Paper — 4.06%
Finance - Diversified Domestic — 4.06%
$ 50,000,000	Straight-A Funding LLC, 0.25%, 4/1/11, (LOC: Federal Financing Bank), (Credit Support: Department of Education)(a)(b)	$50,000,000
50,000,000	Straight-A Funding LLC, 0.25%, 4/13/11, (LOC: Federal Financing Bank), (Credit Support: Department of Education)(a)(b)	49,995,833
55,000,000	Straight-A Funding LLC, 0.25%, 4/21/11, (LOC: Federal Financing Bank), (Credit Support: Department of Education)(a)(b)	54,992,361
70,000,000	Straight-A Funding LLC, 0.25%, 5/9/11, (LOC: Federal Financing Bank), (Credit Support: Department of Education)(a)(b)	69,981,528

		224,969,722

Total Asset Backed Commercial Paper		224,969,722

(Cost $224,969,722)
FDIC-TLGP Backed Corporate Bonds — 22.42%
Banks - Domestic — 11.11%
65,000,000	American Express Bank FSB, 1.24%, 12/9/11(c)	65,456,473
25,750,000	American Express Bank FSB, 3.15%, 12/9/11	26,255,204
163,350,000	Bank of America Corp., 1.02%, 12/2/11(c)	164,220,308
22,198,000	Citibank NA, 1.25%, 11/15/11	22,323,447
50,000,000	Citibank NA, 1.38%, 8/10/11	50,177,187
12,709,000	HSBC USA, Inc., 3.13%, 12/16/11	12,966,887
118,236,000	Regions Bank, 3.25%, 12/9/11	120,630,316
115,000,000	Wells Fargo & Co., 1.16%, 12/9/11(c)	115,726,754
37,158,000	Wells Fargo & Co., 3.00%, 12/9/11	37,855,384

		615,611,960

Finance - Diversified Domestic — 11.31%
20,810,000	Citigroup Funding, Inc., 0.26%, 6/3/11(c)	20,809,900
31,000,000	Citigroup Funding, Inc., 1.38%, 5/5/11	31,031,063
73,577,000	Citigroup Funding, Inc., 2.88%, 12/9/11	74,870,709
25,920,000	General Electric Capital Corp., 3.00%, 12/9/11	26,404,113
10,000,000	Goldman Sachs Group, Inc., 0.56%, 11/9/11(c)	10,019,232
14,175,000	Goldman Sachs Group, Inc., 1.06%, 12/5/11(c)	14,255,843
42,685,000	Goldman Sachs Group, Inc., 1.63%, 7/15/11	42,847,600
64,580,000	JPMorgan Chase & Co., 0.43%, 4/1/11(c)	64,580,000
68,500,000	JPMorgan Chase & Co., 1.02%, 12/2/11(c)	68,864,326
91,571,000	JPMorgan Chase & Co., 3.13%, 12/1/11	93,281,589
30,000,000	Morgan Stanley, 0.59%, 2/10/12(c)	30,086,813
139,300,000	Morgan Stanley, 3.25%, 12/1/11(c)	142,022,588
7,500,000	PNC Funding Corp., 0.50%, 4/1/12(c)	7,520,302

		626,594,078

Total FDIC-TLGP Backed Corporate Bonds		1,242,206,038

(Cost $1,242,206,038)

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
FHLB Backed Corporate Bonds — 0.32%
Finance - Diversified Domestic — 0.32%
$13,660,000	GFRE Holdings LLC, 0.29%, 12/1/49(c)	$13,660,000
4,120,000	Herman & Kittle Capital LLC, 0.26%, 2/1/37(c)	4,120,000

		17,780,000

Total FHLB Backed Corporate Bonds		17,780,000

(Cost $17,780,000)
U.S. Government Agency Backed Municipal Bonds — 18.79%
California — 4.84%
30,845,000	California Housing Finance Agency Revenue, Series A, 0.21%, 2/1/26, (LOC: Fannie Mae, Freddie Mac)(c)	30,845,000
10,500,000	California Housing Finance Agency Revenue, Series A, 0.23%, 8/1/36, (Credit Support: GO of Agency), (LOC: Fannie Mae, Freddie Mac)(c)	10,500,000
56,310,000	California Housing Finance Agency Revenue, Series A, 0.25%, 8/1/35, (LOC: Fannie Mae, Freddie Mac)(c)	56,310,000
9,200,000	California Housing Finance Agency Revenue, Series B, 0.24%, 8/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	9,200,000
79,815,000	California Housing Finance Agency Revenue, Series C, 0.25%, 8/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	79,815,000
33,360,000	California Housing Finance Agency Revenue, Series D, 0.25%, 8/1/22, (LOC: Fannie Mae, Freddie Mac)(c)	33,360,000
14,600,000	California Statewide Community Development Agency Multifamily Revenue, 0.25%, 10/15/36, (Credit Support: Fannie Mae)(c)	14,600,000
4,764,000	City of Los Angeles Multifamily Housing-Fountain Park Project Revenue, Series A, 0.23%, 3/15/34, (Credit Support: Fannie Mae)(c)	4,764,000
11,915,000	San Diego Housing Authority Hillside Garden Apartments Revenue, Series C, 0.23%, 1/15/35, (Credit Support: Fannie Mae)(c)	11,915,000
17,140,000	Santa Rosa Housing Authority, Apple Creek Apartments Revenue, Series E, 0.22%, 3/1/12, (Credit Support: Freddie Mac)(c)	17,140,000

		268,449,000

Colorado — 2.62%
6,600,000	Colorado Housing & Finance Authority Insured Mortgage Revenue, Series AA, 0.26%, 10/1/30, (LOC: Fannie Mae, Freddie Mac)(c)	6,600,000
5,325,000	Colorado Housing & Finance Authority Refunding Revenue, Class I Series SF-1, 0.26%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	5,325,000
26,700,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series A2, 0.22%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	26,700,000
6,500,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series A3, 0.25%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	6,500,000

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$30,300,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series B1, 0.25%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	$30,300,000
19,765,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series C1, 0.25%, 11/1/32, (LOC: Fannie Mae, Freddie Mac)(c)	19,765,000
17,400,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series A1, 0.22%, 11/1/37, (Credit Support: GO of Authority), (LOC: Fannie Mae, Freddie Mac)(c)	17,400,000
10,400,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series B1, 0.22%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	10,400,000
10,400,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series C1, 0.22%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	10,400,000
11,580,000	Colorado Housing & Finance Authority Taxable Revenue, Series B-1, 0.22%, 11/1/33, (LOC: Fannie Mae, Freddie Mac)(c)	11,580,000

		144,970,000

Florida — 0.23%
12,500,000	West Orange Healthcare District Refunding Revenue, 0.23%, 2/1/22, (LOC: Federal Home Loan Bank, SunTrust Bank)(c)	12,500,000

Idaho — 0.54%
30,000,000	Idaho Housing & Finance Association Revenue, Class I, Series J1, 0.25%, 1/1/39, (LOC: Fannie Mae, Freddie Mac)(c)	30,000,000

Louisiana — 0.23%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.24%, 4/1/36, (Credit Support: Freddie Mac)(c)	12,600,000

Michigan — 0.72%
10,250,000	Lansing Economic Development Corp. Parking Facility Improvement Revenue, 0.28%, 3/1/42, (LOC: Federal Home Loan Bank)(c)	10,250,000
20,000,000	Michigan State Housing Development Authority Refunding Revenue, Series B, 0.26%, 6/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	20,000,000
9,500,000	Michigan State Housing Development Authority Refunding Revenue, Series C, 0.22%, 6/1/39, (LOC: Fannie Mae, Freddie Mac)(c)	9,500,000

		39,750,000

New York — 7.16%
38,600,000	New York City Housing Development Corp. 2 Gold Street Revenue, Series A, 0.24%, 4/15/36, (Credit Support: Fannie Mae)(c)	38,600,000
23,100,000	New York City Housing Development Corp. 201 Pearl Street Development Revenue, Series A, 0.24%, 10/15/41, (Credit Support: Fannie Mae)(c)	23,100,000
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.24%, 10/15/35, (Credit Support: Fannie Mae)(c)	14,205,000

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$36,770,000	New York City Housing Development Corp. Multifamily Rental Housing Revenue, Series A, 0.22%, 11/15/19, (Credit Support: Fannie Mae)(c)	$36,770,000
39,000,000	New York City Housing Development Corp. W. 61 St. Apartments Revenue, Series A, 0.25%, 12/15/37, (Credit Support: Fannie Mae)(c)	39,000,000
27,000,000	New York State Housing Finance Agency 316 11th Ave. Revenue, Series A, 0.25%, 5/15/41, (Credit Support: Fannie Mae)(c)	27,000,000
7,800,000	New York State Housing Finance Agency 38 St. Revenue, Series B, 0.23%, 5/15/33, (Credit Support: Fannie Mae)(c)	7,800,000
60,100,000	New York State Housing Finance Agency 900 8th Ave. Revenue, Series A, 0.23%, 5/15/35, (Credit Support: Fannie Mae)(c)	60,100,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.24%, 11/15/36, (Credit Support: Fannie Mae)(c)	41,750,000
8,000,000	New York State Housing Finance Agency W. 23 St. Revenue, Series B, 0.23%, 5/15/33, (Credit Support: Fannie Mae)(c)	8,000,000
50,000,000	New York State Housing Finance Agency, 125 West 31st. Revenue, Series A, 0.25%, 5/15/38, (Credit Support: Fannie Mae)(c)	50,000,000
10,400,000	New York State Housing Finance Agency, 360 W. 43rd. St. Revenue, Series A, 0.25%, 11/15/33, (Credit Support: Fannie Mae)(c)	10,400,000
40,000,000	New York State Housing Finance Agency, Clinton Green South Revenue, Series A, 0.25%, 11/1/38, (Credit Support: Freddie Mac)(c)	40,000,000

		396,725,000

Pennsylvania — 1.11%
16,660,000	Pennsylvania Housing Finance Agency Single Family Mortgage Refunding Revenue, Series 84D, 0.24%, 10/1/34, (Credit Support: GO of Agency), (LOC: Freddie Mac, Fannie Mae)(c)	16,660,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83B, 0.23%, 4/1/35, (LOC: Freddie Mac, Fannie Mae)(c)	10,000,000
13,370,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 85B, 0.23%, 4/1/35, (Credit Support: GO of Agency)(c)	13,370,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 87B, 0.25%, 4/1/35, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000
11,500,000	Pennsylvania Housing Finance Agency Single Family Refunding Revenue, Series 91B, 0.24%, 10/1/36, (Credit Support: GO of Agency), (LOC: Freddie Mac, Fannie Mae)(c)	11,500,000

		61,530,000

Tennessee — 0.15%
8,310,000	Shelby County Health Educational & Housing Facilities Board Revenue, 0.27%, 12/15/37, (Credit Support: Fannie Mae)(c)	8,310,000

23

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Virginia — 0.31%
$17,400,000	Lynchburg Industrial Development Authority, Hospital Central Health Refunding Revenue, Series A, 0.23%, 1/1/28, (Credit Support: NATL-RE), (LOC: Federal Home Loan Bank, SunTrust Bank)(c)	$17,400,000

Wyoming — 0.88%
12,000,000	Wyoming Community Development Authority Housing Revenue, Series 11, 0.28%, 12/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	12,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 7, 0.28%, 6/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 9, 0.28%, 6/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000
17,000,000	Wyoming Community Development Authority Revenue, Series A, 0.23%, 12/1/32, (LOC: Fannie Mae, Freddie Mac)(c)	17,000,000

		49,000,000

Total U.S. Government Agency Backed Municipal Bonds		1,041,234,000

(Cost $1,041,234,000)
U.S. Government Agency Backed Mortgages — 0.11%
Fannie Mae — 0.11%
6,000,000	Series 2001-T11, Class B, 5.50%, 9/25/11	6,134,475

Total U.S. Government Agency Backed Mortgages		6,134,475

(Cost $6,134,475)
U.S. Government Agency Obligations — 31.43%
Fannie Mae — 9.12%
17,566,600	0.16%, 7/1/11(b)	17,559,495
39,300,000	0.16%, 7/1/11(b)	39,284,105
19,277,000	0.16%, 7/1/11(b)	19,269,204
20,000,000	0.18%, 4/20/11(b)	19,998,153
45,998,000	0.18%, 5/9/11(b)	45,989,260
15,000,000	0.19%, 5/4/11(b)	14,997,387
39,310,580	0.21%, 5/2/11(b)	39,303,556
75,000,000	0.29%, 4/1/11(b)	75,000,000
26,000,000	0.30%, 8/1/11(b)	25,973,567
113,313,900	0.34%, 7/1/11(b)	113,216,513
28,700,000	1.16%, 9/8/11	28,809,791
33,000,000	5.38%, 11/15/11	34,054,593
31,634,000	6.00%, 5/15/11	31,851,721

		505,307,345

Federal Farm Credit Bank — 0.45%
25,000,000	0.32%, 12/16/11(b)	24,942,445

24

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Federal Home Loan Bank — 16.62%
$68,000,000	0.16%, 7/20/11(c)	$67,992,850
130,000,000	0.16%, 7/11/11(c)	129,987,640
37,604,000	0.19%, 4/29/11(b)	37,598,443
92,000,000	0.20%, 5/2/11(c)	91,997,226
150,000,000	0.21%, 9/20/11(c)	150,000,000
15,750,000	0.21%, 10/21/11(c)	15,750,000
165,000,000	0.22%, 11/3/11(c)	165,000,000
50,000,000	0.30%, 12/1/11	49,978,129
85,000,000	0.31%, 6/10/11(c)	85,000,000
35,000,000	0.35%, 12/7/11	34,994,075
75,000,000	0.58%, 5/27/11	74,999,171
17,585,000	1.63%, 7/27/11	17,659,494

		920,957,028

Freddie Mac — 5.08%
50,000,000	0.15%, 8/10/11(c)	49,998,262
29,780,000	0.18%, 4/25/11(b)	29,776,526
58,000,000	0.18%, 5/16/11(b)	57,986,950
33,900,000	0.22%, 2/10/12(c)	33,894,067
16,675,000	0.35%, 4/7/11(c)	16,675,237
19,400,000	0.36%, 4/1/11(c)	19,400,000
37,240,000	1.13%, 12/15/11	37,470,073
35,862,000	6.00%, 6/15/11	36,277,415

		281,478,530

Overseas Private Investment Corp. — 0.16%
1,400,000	0.23%, 3/15/15(c)	1,400,000
7,263,237	0.24%, 11/15/13(c)	7,263,237

		8,663,237

Total U.S. Government Agency Obligations		1,741,348,585

(Cost $1,741,348,585)
U.S. Treasury Obligations — 1.15%
U.S. Treasury Notes — 1.15%
20,000,000	0.88%, 4/30/11	20,005,992
16,000,000	0.88%, 2/29/12	16,075,563
27,325,000	1.75%, 11/15/11	27,569,089

Total U.S. Treasury Obligations		63,650,644

(Cost $63,650,644)

25

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Repurchase Agreements — 21.03%
$200,000,000	BNP Paribas Securities Corp. dated 3/31/11; due 4/1/11 at 0.15% with maturity value of $200,000,833 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/18 to 4/1/41 at rates ranging from 4.00% to 5.50%)	$200,000,000
175,000,000	Citigroup Global, dated 3/31/11; due 4/1/11 at 0.19% with maturity value of $175,000,924 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 7/1/23 to 8/1/40 at rates ranging from 4.00% to 5.50%)	175,000,000
205,000,000	Deutsche Bank AG dated 3/31/11; due 4/1/11 at 0.20% with maturity value of $205,001,139 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/25 to 8/1/47 at rates ranging from 3.50% to 7.00%)	205,000,000
100,000,000	Deutsche Bank AG dated 3/8/11; due 4/7/11 at 0.17% with maturity value of $100,014,167 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/23 to 9/1/40 at rates ranging from 3.50% to 5.00%)(d)	100,000,000
35,000,000	Goldman Sachs & Co. dated 2/24/11; due 4/14/11 at 0.18% with maturity value of $35,008,575 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 11/15/18 to 3/15/41 at rates ranging from 4.00% to 11.00%)(d)	35,000,000
100,000,000	Goldman Sachs & Co. dated 3/01/11; due 4/14/11 at 0.18% with maturity value of $100,022,000 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 11/15/25 to 3/20/41 at rates ranging from 4.00% to 6.50%)(d)	100,000,000
200,000,000	Goldman Sachs & Co. dated 3/31/11; due 4/1/11 at 0.16% with maturity value of $200,000,889 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/21 to 1/1/48 at rates ranging from 3.00% to 6.50%)	200,000,000
100,000,000	JP Morgan Securities dated 3/31/11; due 4/1/11 at 0.15% with maturity value of $100,000,416 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/37 to 12/1/40 at rates ranging from 4.00% of 6.50%).	100,000,000
50,000,000	Morgan Stanley & Co, dated 3/31/11; due 4/1/11 at 0.17% with maturity value of $50,000,236 (fully collateralized by a Fannie Mae security with a maturity date of 3/1/41 at a rate of 4.00%)	50,000,000

Total Repurchase Agreements		1,165,000,000

(Cost $1,165,000,000)

Total Investments		$5,502,323,464
(Cost $5,502,323,464)(e) — 99.31%

Other assets in excess of liabilities — 0.69%		38,048,247

NET ASSETS — 100.00%		$5,540,371,711

26

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2011 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $235,000,000 or 4.24% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2011 Carrying Value Per Unit
$100,000,000	Goldman Sachs & Co.	3/1/2011	$100,000,000	$100.00
$35,000,000	Goldman Sachs & Co.	2/24/2011	$35,000,000	$100.00
$100,000,000	Deutsche Bank AG	3/8/2011	$100,000,000	$100.00

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FDIC - Federal Deposit Insurance Corp.

GO - General Obligation

LOC -Letter of Credit

NATL-RE- Insured by National Public Finance Guarantee Corp.

TLGP - Temporary Liquidity Guaranty Program

See notes to financial statements.

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

March 31, 2011 (Unaudited)

Principal Amount		Value
Municipal Bonds — 98.61%
Alabama — 0.77%
$10,890,000	Birmingham Waterworks Board Revenue, Series R-10412, 0.26%, 7/1/14, (Credit Support: BHAC, AGM)(a)(b)	$10,890,000

Alaska — 1.14%
15,870,000	State of Alaska Public Improvement GO, Series C, 5.00%, 8/1/11	16,118,415

Arizona — 1.52%
3,160,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.27%, 4/15/30, (Credit Support: Fannie Mae)(b)	3,160,000
5,200,000	Maricopa County Industrial Development Authority Valley of the Sun YMCA Refunding Revenue, 0.25%, 12/1/37, (LOC: U.S. Bank NA)(b)	5,200,000
5,800,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.24%, 9/1/38, (LOC: PNC Bank NA)(b)	5,800,000
7,325,000	Tempe Industrial Development Authority Revenue, Series C, 0.33%, 12/1/27, (LOC: Banco Santander)(b)	7,325,000

		21,485,000

California — 5.08%
10,000,000	California Affordable Housing Agency Revenue, Series A, 0.25%, 9/15/33, (Credit Support: Fannie Mae)(b)	10,000,000
15,000,000	California Health Facilities Financing Authority Childrens Hospital Revenue, Series C, 0.21%, 11/1/38, (LOC: U.S. Bank NA)(b)	15,000,000
6,860,000	California Statewide Communities Development Authority Refunding Revenue, Series R-11553, 0.26%, 11/15/32, (Credit Support: BHAC)(b)	6,860,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.24%, 5/15/29, (Credit Support: Fannie Mae)(b)	5,675,000
780,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.28%, 6/1/22, (LOC: Bank of America NA)(b)	780,000
5,800,000	Padre Dam Municipal Water District Refunding COP, Series R-11792, 0.25%, 4/1/17(a)(b)	5,800,000
3,000,000	San Joaquin Transportation Authority TECP, 0.30%, 6/1/11, (LOC: JP Morgan Chase Bank)(c)	3,000,000
24,540,000	State of California Refunding GO, Series A,Sub-Series A-2-1, 0.23%, 5/1/40, (LOC: Barclays Bank PLC)(b)	24,540,000

		71,655,000

Colorado — 2.90%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.27%, 12/1/28, (LOC: U.S. Bank NA)(b)	3,170,000
6,510,000	Base Village Metropolitan District No. 2 GO, Series B, 0.27%, 12/1/38, (LOC: U.S. Bank NA)(b)	6,510,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 0.34%, 4/1/24, (LOC: Wells Fargo Bank)(b)	1,250,000

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 3,000,000	Colorado Housing & Finance Authority Refunding Revenue, 0.24%, 2/15/28, (Credit Support: Fannie Mae)(b)	$3,000,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.27%, 12/1/28, (LOC: U.S. Bank NA)(b)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.27%, 12/1/24, (LOC: U.S. Bank NA)(b)	3,475,000
5,125,000	Gateway Regional Metropolitan District Refunding GO, 0.34%, 12/1/37, (LOC: Wells Fargo Bank)(b)	5,125,000
2,880,000	Meridian Ranch Metropolitan District Refunding GO, 0.27%, 12/1/38, (LOC: U.S. Bank NA)(b)	2,880,000
10,000,000	Midcities Metropolitan District No 1 Refunding Revenue, Series B, 0.26%, 12/1/31, (LOC: BNP Paribas)(b)	10,000,000
485,000	Parker Automotive Metropolitan District GO, 0.27%, 12/1/34, (LOC: U.S. Bank NA)(b)	485,000

		40,895,000

Connecticut — 1.07%
12,000,000	Connecticut Housing Finance Authority Refunding Revenue, Series G, 0.45%, 11/15/11, (Credit Support: GO of Authority)(b)	12,000,000
3,117,000	Northeast Tax-Exempt Bond Grantor Trust Revenue, 0.31%, 4/1/19, (LOC: PNC Bank NA)(b)	3,117,000

		15,117,000

District Of Columbia — 3.56%
7,150,000	District of Columbia Association American Medical Colleges Refunding Revenue, Series B, 0.27%, 2/1/27, (LOC: Bank of America NA)(b)	7,150,000
19,000,000	District of Columbia Cash Flow Management GO, 2.00%, 9/30/11	19,152,864
4,440,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.35%, 4/1/22, (LOC: Wells Fargo Bank)(b)	4,440,000
1,700,000	District of Columbia Internships and Academic Revenue, 0.26%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,700,000
4,500,000	District of Columbia Jesuit Conference Revenue, 0.24%, 10/1/37, (LOC: PNC Bank NA)(b)	4,500,000
3,980,000	District of Columbia Water & Sewer Authority Refunding Revenue, Putters Series 3022, 0.30%, 4/1/16, (Credit Support: Assured GTY)(b)	3,980,000
9,360,000	District of Columbia Water & Sewer Authority Refunding Revenue, Series R-11623, 0.26%, 4/1/29, (Credit Support: Assured GTY), Callable 10/1/18 @ 100(a)(b)	9,360,000

		50,282,864

Florida — 4.75%
2,605,000	Collier County Industrial Development Authority Revenue, 0.43%, 12/1/26, (LOC: Bank of America NA)(b)	2,605,000
15,000,000	County of Palm Beach Pine Crest Preparatory Refunding Revenue, 0.28%, 6/1/38, (LOC: Bank of America NA)(b)	15,000,000
1,280,000	Florida Housing Finance Corp. Refunding Revenue, Series I, 0.24%, 11/1/32, (Credit Support: Freddie Mac)(b)	1,280,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$11,000,000	Highlands County Health Facilities Authority Refunding Revenue, Series C, 0.22%, 11/15/26, (LOC: PNC Bank)(b)	$11,000,000
4,000,000	Hillsborough County TECP, 0.30%, 5/3/11, (LOC: State Street Bank & Trust)(c)	4,000,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.30%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.30%, 10/1/25(a)(b)	2,225,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.25%, 11/15/32, (Credit Support: Fannie Mae)(b)	6,835,000
5,055,000	Miami-Dade County Industrial Development Authority Revenue, 0.32%, 9/1/29, (LOC: Bank of America NA)(b)	5,055,000
8,715,000	Orange County Housing Finance Authority Refunding Revenue, 0.26%, 6/1/25, (Credit Support: Fannie Mae)(b)	8,715,000
4,995,000	Tallahassee Energy System Revenue, Putters, 0.30%, 4/1/15(b)	4,995,000

		66,955,000

Georgia — 4.06%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.25%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
15,000,000	Cobb County Cash Flow Management GO, 1.25%, 12/30/11, (Credit Support: JP Morgan Securities, Inc.)	15,104,250
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.23%, 3/1/24, (Credit Support: Freddie Mac)(b)	4,755,000
9,335,000	Fulton County Development Authority Revenue, 0.28%, 4/1/34, (LOC: Bank of America NA)(b)	9,335,000
3,200,000	Gainesville & Hall County Development Authority Refunding Revenue, 0.25%, 4/1/27, (Credit Support: County GTY), (LOC: Bank of America NA)(b)	3,200,000
9,485,000	Georgia Municipal Electric Authority Refunding Revenue, Sub-Series B, 0.24%, 6/1/20, (Credit Support: GO of Participants), (LOC: Barclays Bank PLC)(b)	9,485,000
8,125,000	Marietta Housing Authority Refunding Revenue, 0.25%, 7/1/24, (Credit Support: Fannie Mae)(b)	8,125,000

		57,219,250

Illinois — 4.13%
11,500,000	City of Galesburg Refunding Revenue, 0.26%, 3/1/31, (LOC: Bank of America NA)(b)	11,500,000
7,400,000	Illinois Development Finance Authority YMCA Metro Chicago Project Refunding Revenue, 0.25%, 6/1/29, (LOC: JP Morgan Chase Bank)(b)	7,400,000
3,300,000	Illinois Finance Authority Cultural Pool Revenue, 0.28%, 12/1/25, (LOC: JP Morgan Chase Bank)(b)	3,300,000
9,645,000	Illinois Finance Authority Dominican University Revenue, 0.25%, 3/1/36, (LOC: JP Morgan Chase Bank)(b)	9,645,000
3,985,000	Illinois Finance Authority Garrett Evangelical Project Refunding Revenue, 0.25%, 6/1/40, (LOC: First Midwest Trust Co., Federal Home Loan Bank)(b)	3,985,000
1,280,000	Illinois Finance Authority Radiological Society Project Revenue, 0.25%, 6/1/17, (LOC: JP Morgan Chase Bank)(b)	1,280,000

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$4,995,000	Illinois Finance Authority Revenue, Putters Series 2967, 0.30%, 2/15/16, (Credit Support: Assured GTY)(b)	$4,995,000
16,100,000	Illinois Finance Authority Revenue, Series R-11624, 0.40%, 8/15/39, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	16,100,000

		58,205,000

Indiana — 4.62%
6,490,000	City of South Bend Genesis Project Industrial Improvement Revenue, 0.27%, 4/1/33, (LOC: Citizens Bank of PA., Federal Home Loan Bank)(b)	6,490,000
19,000,000	Indiana Bond Bank Advance Funding Program Cash Flow Management Revenue, Series A, 2.00%, 1/5/12	19,212,194
14,555,000	Indiana Finance Authority Refunding Revenue, 0.23%, 3/1/36, (LOC: Branch Banking & Trust)(b)	14,555,000
16,365,000	Indiana Finance Authority Refunding Revenue, 0.25%, 7/1/36, (LOC: Harris Bank)(b)	16,365,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.25%, 7/1/28, (LOC: Bank of America NA)(b)	8,540,000

		65,162,194

Iowa — 1.21%
5,900,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.27%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank)(b)	5,900,000
1,785,000	Iowa Finance Authority Revenue, 0.28%, 4/1/25, (LOC: Bank of America NA)(b)	1,785,000
7,270,000	Iowa Higher Education Loan Authority Revenue, 0.34%, 5/1/20, (LOC: Wells Fargo Bank)(b)	7,270,000
2,150,000	Woodbury County Revenue, 0.34%, 11/1/16, (LOC: U.S. Bank NA)(b)	2,150,000

		17,105,000

Kansas — 1.40%
3,155,000	City of Olathe Refunding Revenue, Series B, 0.28%, 11/1/18, (LOC: Bank of America NA)(b)	3,155,000
16,600,000	City of Wichita Water Utility Improvement GO, Series 240, 0.45%, 9/15/11	16,603,462

		19,758,462

Kentucky — 1.71%
8,155,000	County of Warren Refunding Revenue, 0.32%, 4/1/37, (Credit Support: Assured GTY)(b)	8,155,000
5,810,000	Kentucky Area Development Districts Weekly Acquisition Public Improvement Revenue, 0.24%, 6/1/33, (LOC: Wells Fargo Bank)(b)	5,810,000
10,000,000	Louisville & Jefferson County Metropolitan Sewer District Refunding Revenue, 2.00%, 3/1/12	10,104,355

		24,069,355

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Louisiana — 0.92%
$9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.25%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank)(b)	$9,055,000
3,930,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.25%, 2/15/23, (Credit Support: Fannie Mae)(b)	3,930,000

		12,985,000

Michigan — 1.80%
5,000,000	Detroit City School District GO, Putters Series 2954, 0.30%, 11/1/24, (Credit Support: AGM, Q-SBLF)(b)	5,000,000
4,000,000	Michigan Finance Authority Refunding Revenue, Series D3, 2.00%, 8/22/11, (LOC: Scotia Bank)	4,025,000
11,505,000	Michigan Finance Authority State Aid Notes Revenue, Series D1, 2.00%, 8/19/11	11,559,714
4,870,000	Michigan Strategic Fund Revenue, 0.28%, 9/1/40, (LOC: Bank of America NA)(b)	4,870,000

		25,454,714

Minnesota — 9.75%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.29%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
8,035,000	City of Burnsville Refunding Revenue, 0.27%, 1/1/35, (Credit Support: Freddie Mac)(b)	8,035,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.27%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,235,000
4,775,000	City of Minneapolis One Ten Grant Project Refunding Revenue, 0.24%, 9/1/26, (Credit Support: Fannie Mae)(b)	4,775,000
1,200,000	City of Minnetonka Refunding Revenue, 0.27%, 11/15/31, (Credit Support: Fannie Mae)(b)	1,200,000
13,380,000	City of Oak Park Heights Refunding Revenue, 0.27%, 11/1/35, (Credit Support: Freddie Mac)(b)	13,380,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.27%, 9/15/33, (Credit Support: Fannie Mae)(b)	5,565,000
1,225,000	City of Spring Lake Park Refunding Revenue, 0.27%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,225,000
4,265,000	Elk River Independent School District No. 728 Refunding GO, Series A, 5.00%, 2/1/12, (Credit Support: School District Credit Program)	4,427,524
9,510,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.24%, 10/1/35, (LOC: U.S. Bank NA)(b)	9,510,000
3,215,000	Perham Independent School District Number 549 Cash Flow GO, Series A, 1.50%, 9/7/11, (Credit Support: School District Credit Program)	3,229,635
25,000,000	Rochester Health Care Facilities TECP, 0.25%, 4/1/11, (Credit Support: Mayo Clinic Foundation)(c)	25,000,000
10,000,000	Rochester Health Care Facilities TECP, 0.29%, 4/1/11, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
8,000,000	Rochester Health Care Facilities TECP, 0.29%, 6/3/11, (Credit Support: Mayo Clinic Foundation)(c)	8,000,000

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 6,250,000	Saint Francis Independent School District Number 15 Cash Flow GO, Series A, 1.00%, 9/15/11, (Credit Support: School District Credit Program)	$6,266,786
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.24%, 5/1/27, (LOC: U.S. Bank NA)(b)	2,140,000
1,930,000	St. Paul Independent School District No. 625 Refunding GO, Series C, 4.00%, 2/1/12, (Credit Support: School District Credit Program)	1,987,452
11,700,000	St. Paul Port Authority Refunding Revenue, Series 9-BB, 0.25%, 3/1/29, (LOC: Deutsche Bank AG)(b)	11,700,000
7,035,000	St. Paul Port Authority Revenue, Series 5-O, 0.25%, 12/1/28, (LOC: Deutsche Bank AG)(b)	7,035,000

		137,536,397

Mississippi — 1.45%
10,940,000	Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue, 0.25%, 5/1/39, (LOC: Federal Home Loan Bank)(b)	10,940,000
9,500,000	Mississippi Business Finance Corp. Petal Gas Storage LLC Project Revenue, 0.24%, 8/1/34, (LOC: Deutsche Bank AG)(b)	9,500,000

		20,440,000

Missouri — 0.49%
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.25%, 2/1/29, (Credit Support: Fannie Mae)(b)	2,000,000
4,850,000	St. Louis Airport Development Program Revenue, Series A, 5.25%, 7/1/11(d)	4,908,702

		6,908,702

Montana — 1.01%
2,600,000	City of Forsyth Pollution Control Refunding Revenue, 0.25%, 1/1/18, (LOC: BNP Paribas)(b)	2,600,000
11,700,000	Montana Board of Investments Public Improvements Revenue, 0.48%, 3/1/35(b)	11,700,000

		14,300,000

Nebraska — 0.61%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.24%, 7/1/33, (LOC: U.S. Bank NA)(b)	6,000,000
2,650,000	Scotts Bluff County Hospital Authority Refunding Revenue, 0.29%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: U.S. Bank NA)(b)	2,650,000

		8,650,000

New Hampshire — 1.52%
21,500,000	New Hampshire Business Finance Authority Refunding Revenue, 0.24%, 10/1/37, (LOC: TD Bank NA)(b)	21,500,000

New Jersey — 3.17%
19,195,000	New Jersey Economic Development Authority Diocese of Metuchen Project Refunding Revenue, 0.28%, 9/1/30, (LOC: Bank of America NA)(b)	19,195,000

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$12,215,000	New Jersey Economic Development Authority, The Cooper Health System Project Revenue, Series A, 0.18%, 11/1/38, (LOC: TD Bank NA)(b)	$12,215,000
13,285,000	New Jersey Health Care Facilities Financing Authority Refunding Revenue, 0.22%, 7/1/33, (LOC: TD Bank NA)(b)	13,285,000

		44,695,000

New Mexico — 0.60%
6,600,000	City of Albuquerque Public Improvement GO, Series A, 3.00%, 7/1/11	6,644,454
1,850,000	City of Albuquerque Public Improvement GO, Series A, 5.00%, 7/1/11	1,871,660

		8,516,114

New York — 9.60%
3,605,000	Candor Central School District GO, 1.75%, 6/24/11, (Credit Support: State Aid Withholding)	3,613,230
7,200,000	City of New York GO, Sub-Series A-4, 0.21%, 8/1/31, (LOC: Bank of Nova Scotia)(b)	7,200,000
9,200,000	City of New York Refunding GO, Sub-Series E4, 0.19%, 8/1/22, (LOC: BNP Paribas)(b)	9,200,000
2,900,000	Erie County Industrial Development Agency Revenue, Putters Series 2090, 0.28%, 5/1/15, (Credit Support: AGM)(b)	2,900,000
1,280,000	Long Island Power Authority Refunding Revenue, Series L, OID, 5.38%, 5/1/11, (Credit Support: Escrowed in Treasuries)	1,285,403
8,700,000	Long Island Power Authority TECP, 0.28%, 4/5/11, (Credit Support: Escrowed in Treasuries)(c)	8,700,000
5,000,000	Nassau Health Care Corp. Refunding Revenue, 0.20%, 8/1/29, (Credit Support: County GTY), (LOC: TD Bank NA)(b)	5,000,000
10,000,000	New York City Industrial Development Agency University & College Improvement Revenue, Series B-1, 0.21%, 7/1/36, (LOC: TD Bank NA)(b)	10,000,000
5,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A-1, 0.42%, 1/19/12(b)	5,000,000
25,000,000	New York Liberty Development Corp., World Trade Center Project Revenue, Series A2, 0.35%, 8/4/11(b)	25,000,000
22,900,000	New York State Dormitory Authority Refunding Revenue, Series D, 0.18%, 7/1/31, (LOC: TD Bank NA)(b)	22,900,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.27%, 8/1/15, (LOC: Wells Fargo Bank)(b)	27,400,000
7,200,615	Windsor Central School District GO, 1.75%, 6/16/11, (Credit Support: State Aid Withholding)	7,216,238

		135,414,871

North Carolina — 3.01%
2,300,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.26%, 7/1/19, (LOC: Branch Banking & Trust)(b)	2,300,000
17,700,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, Series B, 0.24%, 6/1/38, (LOC: Wells Fargo Bank)(b)	17,700,000

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 9,530,000	North Carolina Capital Facilities Finance Agency Revenue, 0.24%, 8/1/33, (LOC: Wells Fargo Bank)(b)	$9,530,000
12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, Series R-211, 0.26%, 8/1/12, (Credit Support: BHAC), Callable 1/1/13 @ 100(b)	12,995,000

		42,525,000

Pennsylvania — 9.03%
8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.24%, 3/1/38, (LOC: PNC Bank NA)(b)	8,900,000
7,700,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.24%, 6/1/30, (LOC: PNC Bank NA)(b)	7,700,000
4,935,000	Allegheny County Industrial Development Authority Revenue, 0.24%, 6/1/38, (LOC: PNC Bank NA)(b)	4,935,000
15,000,000	Commonwealth of Pennsylvania Cash Flow Management Revenue, 2.50%, 6/30/11	15,080,793
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.21%, 12/1/31(b)	5,000,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.21%, 12/1/31(b)	5,000,000
3,850,000	Emmaus General Authority Revenue, 0.29%, 12/1/28, (Credit Support: AGM)(b)	3,850,000
3,100,000	Emmaus General Authority Revenue, Series A11, 0.24%, 3/1/24, (LOC: U.S. Bank NA)(b)	3,100,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.24%, 3/1/24, (LOC: U.S. Bank NA)(b)	4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.28%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(b)	8,155,000
7,855,000	Luzerne County Convention Center Authority Revenue, Series A, 0.24%, 9/1/28, (LOC: PNC Bank NA)(b)	7,855,000
11,295,000	Montgomery County Industrial Development Authority Refunding Revenue, 0.23%, 6/1/33, (LOC: TD Bank NA)(b)	11,295,000
5,700,000	Northeastern Pennsylvania Hospital & Education Authority University and College Improvement Revenue, 0.21%, 9/1/34, (LOC: PNC Bank NA)(b)	5,700,000
3,930,000	Pennsylvania Economic Development Financing Authority Revenue, 0.24%, 12/1/31, (LOC: PNC Bank N.A.)(b)	3,930,000
3,960,000	Pennsylvania Higher Educational Facilties Authority Gannon University Refunding Revenue, 0.24%, 5/1/15, (LOC: PNC Bank NA)(b)	3,960,000
1,745,000	Pennsylvania Higher Educational Facilties Authority Holy Family College Refunding Revenue, Series A, 0.21%, 12/1/32, (LOC: TD Bank NA)(b)	1,745,000
7,400,000	Pennsylvania Higher Educational Facilties Authority Holy Family College Refunding Revenue, Series B, 0.21%, 12/1/32, (LOC: TD Bank NA)(b)	7,400,000
7,600,000	Philadelphia Authority for Industrial Development Revenue, 0.34%, 12/1/37, (LOC: Wells Fargo Bank)(b)	7,600,000

35

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$3,350,000	Shaler Area School District Refunding GO, 0.29%, 9/1/25, (Credit Support: AGM, State Aid Withholding)(b)	$3,350,000
8,095,000	York County Industrial Development Authority Refunding Revenue, 0.24%, 7/1/37, (LOC: PNC Bank NA)(b)	8,095,000

		127,350,793

Rhode Island — 0.22%
3,140,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, 0.46%, 6/1/37, (LOC: Bank of America NA)(b)	3,140,000

South Carolina — 1.88%
6,500,000	County of Cherokee Revenue, 0.47%, 12/1/15, (LOC: Bank of America NA)(b)	6,500,000
5,700,000	South Carolina Jobs-Economic Development Authority Revenue, 0.34%, 5/1/29, (LOC: Wells Fargo Bank)(b)	5,700,000
6,185,000	Spartanburg County School District No 2 School Improvement GO, 5.00%, 4/1/11, (Credit Support: School District Credit Program)	6,185,000
3,100,000	Spartanburg County School District No 6 School Improvement GO, 3.00%, 4/1/11, (Credit Support: School District Credit Program)	3,100,000
5,100,000	St Peters Parish-Jasper County Public Facilities Corp. Refunding Revenue, Series A, 1.50%, 7/1/11	5,107,553

		26,592,553

South Dakota — 0.90%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.30%, 5/15/15(b)	12,640,000

Tennessee — 0.14%
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.27%, 2/15/28, (Credit Support: Fannie Mae)(b)	2,000,000

Texas — 5.03%
2,845,000	Crawford Education Facilities Corp. Revenue, 0.27%, 6/1/18, (LOC: U.S. Bank NA)(b)	2,845,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.35%, 12/1/16(b)	7,050,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.35%, 6/15/11, (Credit Support: Methodist Hospital)(c)	8,000,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.40%, 9/6/11, (Credit Support: Methodist Hospital)(c)	9,000,000
4,075,000	Harris County Hospital District Refunding Revenue, Series R-12075, 0.26%, 8/15/15, (Credit Support: BHAC)(b)	4,075,000
3,505,000	JP Morgan Chase Putters/Drivers Trust Houston Community College GO, Series 3356, 0.30%, 2/15/12(a)(b)	3,505,000
11,145,000	Lake Travis Independent School District Putters GO, Series 1882, 0.25%, 2/15/14, (Credit Support: PSF-GTD)(a)(b)	11,145,000
5,280,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.34%, 12/1/26, (LOC: Wells Fargo Bank)(b)	5,280,000

36

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$20,000,000	State of Texas Cash Flow Management Revenue, 2.00%, 8/31/11	$20,136,441

		71,036,441

Utah — 1.75%
5,000,000	County of Emery Refunding Revenue, 0.25%, 11/1/24, (LOC: Wells Fargo Bank)(b)	5,000,000
720,000	County of Sanpete Revenue, 0.34%, 8/1/28, (LOC: U.S. Bank NA)(b)	720,000
3,700,000	Duchesne County School District Revenue, 0.34%, 6/1/21, (LOC: U.S. Bank NA)(b)	3,700,000
3,595,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.34%, 4/1/25, (LOC: Wells Fargo Bank)(b)	3,595,000
7,220,000	Salt Lake County Granite School District GO, 3.00%, 6/1/11, (Credit Support: School Board GTY)	7,250,095
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.26%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,435,000

		24,700,095

Virginia — 3.27%
7,160,000	JP Morgan Chase Putters/Drivers Trust Virginia Housing Development Authority Revenue, Series 3313Z, 0.30%, 1/1/31, (Credit Support: GO of Authority)(b)	7,160,000
6,755,000	Virginia Beach Development Authority Refunding Revenue, 0.25%, 7/1/33, (LOC: Bank of America NA)(b)	6,755,000
12,955,000	Virginia College Building Authority Shenandoah University Project Refunding Revenue, 0.20%, 11/1/36, (LOC: Branch Banking & Trust)(b)	12,955,000
19,275,000	Virginia Commonwealth University Nursing Home Improvement Revenue, Series C, 0.20%, 7/1/37, (LOC: Branch Banking & Trust)(b)	19,275,000

		46,145,000

Washington — 1.33%
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.30%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
6,630,000	Washington Health Care Facilities Authority Revenue, 0.43%, 8/1/26, (LOC: Bank of America NA)(b)	6,630,000
1,000,000	Washington State Housing Finance Commission Revenue, 0.27%, 7/1/22, (LOC: U.S. Bank NA)(b)	1,000,000
6,140,000	Washington State Public Improvement GO, Series F, 4.50%, 7/1/11	6,204,611

		18,829,611

Wisconsin — 3.21%
5,800,000	Menomonie Area School District Cash Flow Management Revenue, 1.25%, 8/26/11	5,817,456
7,300,000	Mequon & Thiensville School District Revenue, 1.50%, 9/2/11	7,330,609
6,985,000	Oshkosh Area School District Cash Flow Management Revenue, 1.00%, 6/23/11	6,993,065

37

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$6,810,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.24%, 12/1/32, (LOC: JP Morgan Chase & Co.)(b)	$6,810,000
8,240,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.34%, 6/1/28, (LOC: Wells Fargo Bank)(b)	8,240,000
8,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series C, 0.22%, 4/1/28, (LOC: U.S. Bank NA)(b)	8,000,000
2,100,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.27%, 3/1/23, (LOC: U.S. Bank NA)(b)	2,100,000

		45,291,130

Total Municipal Bonds		1,391,568,961

(Cost $1,391,568,961)

Shares
Investment Company — 1.06%
15,000,000 Goldman Sachs Financial Square Tax Free Money Market Fund	$15,000,000

Total Investment Company	15,000,000

(Cost $15,000,000)

Total Investments	$1,406,568,961
(Cost $1,406,568,961)(e) — 99.67%

Other assets in excess of liabilities — 0.33%	4,587,971

NET ASSETS — 100.00%	$1,411,156,932

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(e)	Tax cost of securities is equal to book cost of securities.

38

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2011 (Unaudited)

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corp.

BHAC – Berkshire Hathaway Assurance Corp.

COP – Certificate of Participation

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corp.

OID – Original Issue Discount

PSF-GTD – Permanent School Fund Guarantee

Q-SBLF – Qualified School Board Loan Fund

TECP – Tax Exempt Commercial Paper

See notes to financial statements.

39

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2011 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Assets:
Investments, at value (cost $15,721,934,545; $5,502,323,464; $1,406,568,961 respectively)	$15,721,934,545*	$5,502,323,464**	$1,406,568,961
Cash	477,769,494	105,597,844	5,720,086
Interest and dividends receivable	20,171,449	9,699,429	2,502,382
Receivable for investments sold	—	—	11,815,304
Prepaid expenses and other assets	276,739	148,773	51,660

Total Assets	16,220,152,227	5,617,769,510	1,426,658,393

Liabilities:
Distributions payable	161,119	32,853	—
Payable for investments purchased	—	76,112,804	15,104,250
Accrued expenses and other payables:
Investment advisory fees	1,388,742	466,372	124,160
Audit fees	21,296	22,197	22,433
Distribution fees	2,019,642	376,347	178,048
Shareholder reports	726,202	265,428	63,134
Shareholder servicing fees	188,067	57,270	1,357
Transfer Agent fees	24,321	8,333	8,079
Other	187,520	56,195	—

Total Liabilities	4,716,909	77,397,799	15,501,461

Net Assets	$16,215,435,318	$5,540,371,711	$1,411,156,932

Net Assets Consist Of:
Capital	$16,220,008,651	$5,540,381,259	$1,411,175,779
Undistributed (distributions in excess of) net investment income	(1,031)	3,719	—
Accumulated net realized losses from investment transactions	(4,572,302)	(13,267)	(18,847)

Net Assets	$16,215,435,318	$5,540,371,711	$1,411,156,932

Net Assets:
RBC Institutional Class 1	$4,530,329,468	$1,444,985,575	$36,225,357
RBC Institutional Class 2	857,263,944	169,834,506	298,550,092
RBC Investor Class	3,759,326,334	1,075,017,233	189,337,565
RBC Reserve Class	5,253,105,327	1,705,345,810	584,863,310
RBC Select Class	1,815,410,245	1,145,188,587	302,180,608

Total	$16,215,435,318	$5,540,371,711	$1,411,156,932

40

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	4,530,277,431	1,444,967,685	36,239,143
RBC Institutional Class 2	857,249,618	169,832,804	298,624,407
RBC Investor Class	3,761,383,246	1,075,033,823	189,330,843
RBC Reserve Class	5,255,231,426	1,705,374,104	584,854,893
RBC Select Class	1,815,986,897	1,145,207,230	302,173,243

Total	16,220,128,618	5,540,415,646	1,411,222,529

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00	$1.00

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class	$1.00	$1.00	$1.00

*	$1,470,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$1,165,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

41

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$26,444,863	$6,991,858	$2,359,164
Dividend income	—	—	10,028

Total Investment Income	26,444,863	6,991,858	2,369,192

Expenses:
Investment advisory fees	7,726,440	2,676,473	759,746
Distribution fees-RBC Institutional Class 2	670,783	94,137	240,354
Distribution fees-RBC Investor Class	19,326,457	5,724,810	999,742
Distribution fees-RBC Reserve Class	23,897,579	7,936,201	2,849,596
Distribution fees-RBC Select Class	7,033,131	4,762,591	1,237,388
Shareholder servicing fee-RBC Institutional Class 1	906,089	282,055	14,120
Accounting fees	386,322	133,824	37,987
Audit fees	20,657	19,090	18,460
Custodian fees	98,730	39,265	10,343
Insurance fees	76,595	16,182	5,702
Legal fees	224,966	79,841	25,457
Registration and filing fees	224,174	135,909	123,653
Shareholder reports	593,751	187,013	52,179
Transfer agent fees	37,392	7,546	7,143
Trustees’ fees	154,806	55,390	15,729
Other fees	181,299	76,726	18,641

Total expenses before fee reductions	61,559,171	22,227,053	6,416,240
Expenses reduced by:
Distributor - Class Specific	(39,011,645)	(15,913,010)	(4,178,705)

Net Expenses	22,547,526	6,314,043	2,237,535

Net Investment Income	3,897,337	677,815	131,657

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	141,515	19,340	(18,847)

Change in net assets resulting from operations	$4,038,852	$697,155	$112,810

See notes to financial statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,897,337	$12,317,827
Net realized gains from investment transactions	141,515	27,903

Change in net assets resulting from operations	4,038,852	12,345,730

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(3,043,173)	(10,667,327)
RBC Institutional Class 2 Shareholders	(307,149)	(560,839)
RBC Investor Class Shareholders	(193,391)	(424,583)
RBC Reserve Class Shareholders	(265,667)	(508,693)
RBC Select Class Shareholders	(87,957)	(156,498)

Change in net assets resulting from shareholder distributions	(3,897,337)	(12,317,940)

Capital Transactions:
Proceeds from shares issued	28,741,163,119	74,870,072,315
Distributions reinvested	2,453,506	6,702,565
Cost of shares redeemed	(28,140,953,063)	(74,621,293,370)

Change in net assets resulting from capital transactions	602,663,562	255,481,510

Net increase in net assets	602,805,077	255,509,300
Net Assets:
Beginning of period	15,612,630,241	15,357,120,941

End of period	$16,215,435,318	$15,612,630,241

Distributions in excess of net investment income	$(1,031)	$(1,031)

Share Transactions:
Issued	28,741,163,119	74,870,072,315
Reinvested	2,453,506	6,702,565
Redeemed	(28,140,953,063)	(74,621,293,370)

Change in shares resulting from capital transactions	602,663,562	255,481,510

See notes to financial statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$677,815	$1,745,979
Net realized gains (losses) from investment transactions	19,340	(24,157)

Change in net assets resulting from operations	697,155	1,721,822

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(466,548)	(1,305,230)
RBC Institutional Class 2 Shareholders	(6,279)	(13,758)
RBC Investor Class Shareholders	(57,272)	(136,027)
RBC Reserve Class Shareholders	(88,181)	(172,829)
RBC Select Class Shareholders	(59,533)	(118,137)

Change in net assets resulting from shareholder distributions	(677,813)	(1,745,981)

Capital Transactions:
Proceeds from shares issued	5,677,490,994	16,226,059,737
Distributions reinvested	471,702	762,532
Cost of shares redeemed	(5,075,060,186)	(16,471,038,573)

Change in net assets resulting from capital transactions	602,902,510	(244,216,304)

Net increase (decrease) in net assets	602,921,852	(244,240,463)
Net Assets:
Beginning of period	4,937,449,859	5,181,690,322

End of period	$5,540,371,711	$4,937,449,859

Undistributed net investment income	$3,719	$3,717

Share Transactions:
Issued	5,677,490,994	16,226,059,737
Reinvested	471,702	762,532
Redeemed	(5,075,060,186)	(16,471,038,573)

Change in shares resulting from capital transactions	602,902,510	(244,216,304)

See notes to financial statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$131,657	$637,673
Net realized gains (losses) from investment transactions	(18,847)	82,268

Change in net assets resulting from operations	112,810	719,941

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(34,640)	(302,641)
RBC Institutional Class 2 Shareholders	(39,892)	(232,358)
RBC Investor Class Shareholders	(9,997)	(22,371)
RBC Reserve Class Shareholders	(31,661)	(51,543)
RBC Select Class Shareholders	(15,467)	(29,008)

Change in net assets resulting from Distributions of Net Investment Income	(131,657)	(637,921)

Distributions from Net Realized Gains
RBC Institutional Class 1 Shareholders	(2,489)	(14,649)
RBC Institutional Class 2 Shareholders	(15,077)	(33,271)
RBC Investor Class Shareholders	(9,193)	(26,166)
RBC Reserve Class Shareholders	(30,786)	(52,895)
RBC Select Class Shareholders	(14,254)	(31,085)

Change in net assets resulting from Distributions of Net Realized Gains	(71,799)	(158,066)

Capital Transactions:
Proceeds from shares issued	890,593,743	2,744,497,706
Distributions reinvested	203,125	768,289
Cost of shares redeemed	(939,717,011)	(2,210,973,743)

Change in net assets resulting from capital transactions	(48,920,143)	534,292,252

Net increase (decrease) in net assets	(49,010,789)	534,216,206
Net Assets:
Beginning of period	1,460,167,721	925,951,515

End of period	$1,411,156,932	$1,460,167,721

Undistributed net investment income	$—	$—

Share Transactions:
Issued	890,593,743	2,744,496,351
Reinvested	203,125	768,289
Redeemed	(939,717,011)	(2,210,973,743)

Change in shares resulting from capital transactions	(48,920,143)	534,290,897

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.08%(c)	$4,530	0.17%(d)	0.17%(d)	(g)
Year Ended September 30,2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.19%	4,051	0.17%	0.19%	(g)
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	1.00	0.95%	4,426	0.55%(f)	1.03%	0.55%
Year Ended September 30, 2008	1.00	0.03(a)	(b)	0.03	(0.03)	(0.03)	1.00	3.02%	10,591	0.84%	2.94%	0.87%
Year Ended September 30, 2007	1.00	0.05	(b)	0.05	(0.05)	(0.05)	1.00	4.69%	9,662	0.80%	4.59%	0.89%
Year Ended September 30, 2006	1.00	0.04	(b)	0.04	(0.04)	(0.04)	1.00	3.99%	8,685	0.80%	3.93%	0.92%
RBC Institutional Class 2
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.03%(c)	$857	0.27%(d)	0.07%(d)	(g)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.09%	830	0.27%	0.07%	0.27%(g)
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.62%(c)	19	0.31%(d)	0.45%(d)	0.32%(d)
RBC Investor Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$3,759	0.33%(d)	0.01%(d)	1.13%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.01%	3,995	0.35%	0.01%	1.13%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.15%(c)	4,659	0.91%(d)	0.16%(d)	1.19%(d)
RBC Reserve Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$5,253	0.33%(d)	0.01%(d)	1.03%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.01%	5,165	0.35%	0.01%	1.03%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.22%(c)	4,870	0.83%(d)	0.24%(d)	1.08%(d)
RBC Select Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$1,815	0.33%(d)	0.01%(d)	0.92%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.01%	1,572	0.35%	0.01%	0.92%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.27%(c)	1,383	0.77%(d)	0.29%(d)	0.97%(d)

*	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Per share net investment income has been calculated using the average	(f)	Beginning November 21, 2008, the net operating expenses were
	daily shares method.		contractually limited to 0.20% of average daily net assets. The ratio
(b)	Less than $0.01 or $(0.01) per share.		of net expenses to average net assets represents a blended percent-
(c)	Not annualized.		age for the year ended September 30, 2009.
(d)	Annualized.	(g)	There were no waivers or reimbursements during the period.
(e)	For the period from November 21, 2008 (commencement of operations)
to September 30, 2009.

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.04%(c)	$1,445	0.18%(d)	0.08%(d)	(g)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.11%	662	0.17%	0.11%	(g)
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	1.00	0.73%	848	0.49%(f)	0.98%	(g)
Year Ended September 30, 2008	1.00	0.03(a)	(b)	0.03	(0.03)	(0.03)	1.00	2.70%	3,266	0.72%	2.51%	(g)
Year Ended September 30, 2007	1.00	0.04	(b)	0.04	(0.04)	(0.04)	1.00	4.56%	1,393	0.76%	4.47%	(g)
Year Ended September 30, 2006	1.00	0.04	(b)	0.04	(0.04)	(0.04)	1.00	3.90%	749	0.78%	3.82%	(g)
RBC Institutional Class 2
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$170	0.25%(d)	0.01%(d)	0.28%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.02%	124	0.27%	0.02%	0.27%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.44%(c)	14	0.30%(d)	0.56%(d)	0.30%(d)
RBC Investor Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$1,075	0.25%(d)	0.01%(d)	1.13%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.01%	1,260	0.27%	0.01%	1.13%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.11%(c)	1,372	0.65%(d)	0.07%(d)	1.17%(d)
RBC Reserve Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$1,705	0.25%(d)	0.01%(d)	1.03%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.01%	1,752	0.27%	0.01%	1.03%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.14%(c)	1,714	0.65%(d)	0.15%(d)	1.06%(d)
RBC Select Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$1,145	0.25%(d)	0.01%(d)	0.93%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.01%	1,139	0.27%	0.01%	0.93%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.17%(c)	1,233	0.63%(d)	0.18%(d)	0.95%(d)

*	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a) Per share net investment income has been calculated using the average daily shares method.		(f)

Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percent age for the year ended September 30, 2009.

(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.	(g)	There were no waivers or reimbursements during the period.
(e)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

47

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income(Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.07%(c)	$36	0.19%(d)	0.12%(d)	(g)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.25%	71	0.18%	0.22%	(g)
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	—	1.00	0.74%	51	0.71%(f)	1.49%	0.71%
Year Ended September 30, 2008	1.00	0.02(a)	(b)	0.02	(0.02)	—	1.00	1.95%	904	0.80%	1.90%	0.84%
Year Ended September 30, 2007	1.00	0.03	(b)	0.03	(0.03)	—	1.00	3.00%	841	0.70%	2.96%	0.84%
Year Ended September 30, 2006	1.00	0.02	—	0.02	(0.02)	—	1.00	2.52%	791	0.70%	2.49%	0.85%
RBC Institutional Class 2
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.02%(c)	$299	0.29%(d)	0.02%(d)	0.29%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.15%	282	0.28%	0.09%	0.28%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	—	1.00	0.41%(c)	(h)	0.34%(d)	0.45%(d)	0.34%(d)
RBC Investor Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$189	0.30%(d)	0.01%(d)	1.14%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.02%	210	0.42%	0.01%	1.15%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	—	1.00	0.04%(c)	202	0.76%(d)	0.03%(d)	1.19%(d)
RBC Reserve Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$585	0.30%(d)	0.01%(d)	1.04%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.02%	612	0.40%	0.01%	1.04%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	—	1.00	0.06%(c)	432	0.74%(d)	0.05%(d)	1.09%(d)
RBC Select Class
Six Months Ended
March 31, 2011 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.01%(c)	$302	0.30%(d)	0.01%(d)	0.94%(d)
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00	0.02%	286	0.40%	0.01%	0.94%
Period Ended September 30, 2009(e)	1.00	(a)(b)	(b)	(b)	(b)	—	1.00	0.11%(c)	242	0.68%(d)	0.10%(d)	0.99%(d)

*	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Per share net investment income has been calculated using the average daily shares method.	(f	)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percent age for the year ended September 30, 2009.

(b)	Less than $0.01 or $(0.01) per share.	(g	)	There were no waivers or reimbursements during the period.
(c)	Not annualized.	(h	)	Less than $1,000,000.
(d)	Annualized.
(e)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

48

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”), is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This semi annual report includes the following three investment portfolios (“Funds”):

- Prime Money Market Fund (“Prime Money Market Fund”)

- U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

- Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

The Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc (“RBC GAM (US)”) acts as the investment adviser for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the co-administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Securities held by the Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board of Trustees (the “Board”) to determine a security’s fair value. Investments in open-end companies are valued at net asset value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Generally, the types of securities included in Level 2 for the Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

• Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

49

NOTES TO FINANCIAL STATEMENTS

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2011 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Prime Money Market	$ —	$15,721,934,545(b)	$—	$15,721,934,545
U.S. Government Money Market	—	5,502,323,464(b)(c)	—	5,502,323,464
Tax Free Money Market	15,000,000(a)	1,391,568,961(c)	—	1,406,568,961

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the six months ended March 31, 2011, the Funds recognized no significant transfers to/from level 1 or 2. The Fund’s policy is to recognize transfers between level 1 and level 2 at the end of the reporting cycle. Additional disclosure surrounding the activity in level 3 fair value measurement will be effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statement disclosures.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

When Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2011, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Adviser has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

50

NOTES TO FINANCIAL STATEMENTS

Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contract RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

	Average Daily Net Assets of Fund	Annual Rate
Prime Money Market Fund	All Net Assets	0.10%
U.S. Government Money Market Fund	All Net Assets	0.10%
Tax Free Money Market Fund	All Net Assets	0.10%

RBC Institutional Class 1 of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1. RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses at 0.20% for RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. During the six months ended March 31, 2011, there were no fees waived under this agreement.

RBC GAM (US) and BNY Mellon serve as co-administrators to the Funds. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Funds based on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

51

NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $30,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the six-month period ended March 31, 2011, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $328,980,000 and $0 for Prime Money Market Fund, respectively, $11,915,000 and $178,585,000 for U.S. Government Money Market Fund, respectively, and $7,660,000 and $44,415,000 for Tax-Free Money Market Fund, respectively.

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax-Free Money Market Funds have adopted a Master Distribution 12b-1 Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

RBC Capital Markets, LLC, in its role as shareholder servicing agent to the Funds, has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

52

NOTES TO FINANCIAL STATEMENTS

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2012 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Distributor, any expenses in excess of the Expense Limitation and repay the Distributor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At March 31, 2011, the amounts subject to possible recoupment under the expense limitation agreement are $77,681,797, $31,608,958 and $7,906,370 for the Prime Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund, respectively.

The Distributor may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

For the six months ended March 31, 2011, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Investor Class	$15,380,059
RBC Reserve Class	18,425,370
RBC Select Class	5,206,216

U.S. Government Money Market Fund
RBC Institutional Class 2	$ 15,911
RBC Investor Class	5,033,439
RBC Reserve Class	6,843,350
RBC Select Class	4,020,310

Tax-Free Money Market Fund
RBC Institutional Class 2	$ 5,838
RBC Investor Class	842,563
RBC Reserve Class	2,341,541
RBC Select Class	988,763

53

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the period were as follows:

	Prime Money Market Fund		U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$24,227,843,441	$65,954,109,708	$4,234,103,150	$11,960,090,750
Distributions reinvested	1,599,573	5,054,514	260,433	322,113
Cost of shares redeemed	(23,749,651,740)	(66,334,967,038)	(3,451,158,122)	(12,147,004,362)

Change in RBC Institutional Class 1	$479,791,274	$(375,802,816)	$783,205,461	$(186,591,499)

RBC Institutional Class 2
Proceeds from shares issued	$997,060,734	$2,085,510,694	$203,939,582	$278,951,408
Distributions reinvested	306,911	558,272	6,279	13,432
Cost of shares redeemed	(970,224,233)	(1,275,077,250)	(158,354,268)	(168,820,280)

Change in RBC Institutional Class 2	$27,143,412	$810,991,716	$45,591,593	$110,144,560

RBC Investor Class
Proceeds from shares issued	$931,078,767	$1,846,640,460	$240,471,231	$1,071,449,784
Distributions reinvested	193,395	424,582	57,269	136,023
Cost of shares redeemed	(1,166,815,486)	(2,510,904,014)	(425,998,135)	(1,182,760,630)

Change in RBC Investor Class	$(235,543,324)	$(663,838,972)	$(185,469,635)	$(111,174,823)

RBC Reserve Class
Proceeds from shares issued	$1,471,441,427	$2,996,746,846	$491,151,207	$1,265,180,323
Distributions reinvested	265,673	508,693	88,179	172,829
Cost of shares redeemed	(1,383,736,078)	(2,701,974,266)	(537,540,618)	(1,227,885,415)

Change in RBC Reserve Class	$87,971,022	$295,281,273	$(46,301,232)	$37,467,737

RBC Select Class
Proceeds from shares issued	$1,113,738,750	$1,987,064,607	$507,825,824	$1,650,387,472
Distributions reinvested	87,954	156,504	59,542	118,135
Cost of shares redeemed	(870,525,526)	(1,798,370,802)	(502,009,043)	(1,744,567,886)

Change in RBC Select Class	$243,301,178	$188,850,309	$5,876,323	$(94,062,279)

Change in net assets resulting from capital transactions	$602,663,562	$255,481,510	$602,902,510	$(244,216,304)

54

NOTES TO FINANCIAL STATEMENTS

	Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
	(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$23,747,714	$573,353,917
Distributions reinvested	36,789	289,586
Cost of shares redeemed	(58,437,745)	(553,447,767)

Change in RBC Institutional Class 1	$(34,653,242)	$20,195,736

RBC Institutional Class 2
Proceeds from shares issued	$199,706,263	$605,851,460
Distributions reinvested	54,971	265,629
Cost of shares redeemed	(182,989,005)	(324,274,695)

Change in RBC Institutional Class 2	$16,772,229	$281,842,394

RBC Investor Class
Proceeds from shares issued	$105,827,404	$400,685,536
Distributions reinvested	19,191	48,539
Cost of shares redeemed	(126,065,660)	(392,730,860)

Change in RBC Investor Class	$(20,219,065)	$8,003,215

RBC Reserve Class
Proceeds from shares issued	$308,930,375	$637,444,166
Distributions reinvested	62,451	104,440
Cost of shares redeemed	(336,326,462)	(457,063,262)

Change in RBC Reserve Class	$(27,333,636)	$180,485,344

RBC Select Class
Proceeds from shares issued	$252,381,987	$527,162,627
Distributions reinvested	29,723	60,095
Cost of shares redeemed	(235,898,139)	(483,457,159)

Change in RBC Select Class	$16,513,571	$43,765,563

Change in net assets resulting from capital transactions	$(48,920,143)	$534,292,252 *

* Includes a reimbursement from RBC GAM (US) in the amount of $1,355 for a commission/underwriter fee that was received by RBC Capital Markets. Without this reimbursement the change in shares resulting from capital transactions would be 534,290,897 which represents 20,195,627; 281,842,136; 8,003,039; 180,484,788 and 43,765,307 for the RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively.

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

55

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended September 30, 2010 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$12,778,513	$—	$—	$12,778,513	$—	$12,778,513
U.S. Government Money Market Fund	1,743,028	—	—	1,743,028	—	1,743,028
Tax-Free Money Market Fund	35,940	51,126	107,188	194,254	601,733	795,987

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2011.

As of September 30, 2010, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$ 15,490	2014
	52,797	2015
	38,902	2016
	4,606,628	2017
U.S. Government Money Market Fund	18,765	2018

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after September 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending September 30, 2012 financial statements.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2011 and as such are included in current year earnings.

Deferred Post-October Losses
U.S. Government Money Market Fund	$13,842

7. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

56

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10-3/31/11	Annualized Expense Ratio During Period 10/1/10-3/31/11
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.80	$0.85	0.17%
RBC Institutional Class 2	1,000.00	1,000.30	1.35	0.27%
RBC Investor Class	1,000.00	1,000.10	1.65	0.33%
RBC Reserve Class	1,000.00	1,000.10	1.65	0.33%
RBC Select Class	1,000.00	1,000.10	1.65	0.33%
U.S. Government

Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.40	0.90	0.18%
RBC Institutional Class 2	1,000.00	1,000.10	1.25	0.25%
RBC Investor Class	1,000.00	1,000.10	1.25	0.25%
RBC Reserve Class	1,000.00	1,000.10	1.25	0.25%
RBC Select Class	1,000.00	1,000.10	1.25	0.25%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.70	0.95	0.19%
RBC Institutional Class 2	1,000.00	1,000.20	1.45	0.29%
RBC Investor Class	1,000.00	1,000.10	1.50	0.30%
RBC Reserve Class	1,000.00	1,000.10	1.50	0.30%
RBC Select Class	1,000.00	1,000.10	1.50	0.30%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

57

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10-3/31/11	Annualized Expense Ratio During Period 10/1/10-3/31/11
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.08	$0.86	0.17%
RBC Institutional Class 2	1,000.00	1,023.59	1.36	0.27%
RBC Investor Class	1,000.00	1,023.29	1.66	0.33%
RBC Reserve Class	1,000.00	1,023.29	1.66	0.33%
RBC Select Class	1,000.00	1,023.29	1.66	0.33%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.03	0.91	0.18%
RBC Institutional Class 2	1,000.00	1,023.68	1.26	0.25%
RBC Investor Class	1,000.00	1,023.68	1.26	0.25%
RBC Reserve Class	1,000.00	1,023.68	1.26	0.25%
RBC Select Class	1,000.00	1,023.68	1.26	0.25%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,023.98	0.96	0.19%
RBC Institutional Class 2	1,000.00	1,023.49	1.46	0.29%
RBC Investor Class	1,000.00	1,023.44	1.51	0.30%
RBC Reserve Class	1,000.00	1,023.44	1.51	0.30%
RBC Select Class	1,000.00	1,023.44	1.51	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

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64

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2011.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.), Inc. serves as investment adviser for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-11

	RBC Funds

About Your Semi Annual Report

This semi annual report includes detailed information about the Access Capital Community Investment Fund (the“ Fund”) including financial statements, performance, and a complete list of holdings.

The Fund compares its performance against the Barclays Capital U.S. Securitized Index and the Barclays Capital U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of
Contents
	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics	3
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statement of Assets and Liabilities	28
	- Statement of Operations	30
	- Statements of Changes in Net Assets	31
	- Statement of Cash Flows	32
	Financial Highlights	34
	Notes to Financial Statements	36
	Share Class Information	48
	Supplemental Information	49

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

John M. Huber, CFA
Senior Managing Director, Chief Investment Officer — Fixed Income	1
John Huber directs RBC GAM (US)’s fixed income group. John joined RBC GAM (US) in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.
Brian Svendahl, CFA
Managing Director, Senior Portfolio Manager
Brian Svendahl is a senior portfolio manager leading RBC GAM (US)’s Risk Management Team which monitors various risks within our fixed income products. Brian also has specific research responsibilities for government and agency loans including small business administration and U.S.D.A. programs. Brian joined RBC GAM (US) in 2005 from Wells Fargo Brokerage Services, where he served as senior vice president and risk manager. Prior to that, Brian’s experiences include developing VAR analysis and off balance sheet hedging strategies for Wells Fargo’s Treasury group. Brian has worked in the investment industry since 1992. Brian received a BS in Economics from the University of Minnesota. He also received a BBA in Finance and an MBA from the University of Minnesota, Carlson School of Management. Brian is a CFA charterholder and member of the CFA Society of Minnesota.
Todd Brux, CFA
Managing Director, Senior Portfolio Manager
Todd Brux co-leads the Rates Research Team in RBC GAM (US)’s fixed income group. Todd has extensive fixed income industry experience and is currently responsible for researching Agency and whole-loan residential mortgage-backed securities as well as commercial mortgage- and asset-backed securities. He also has portfolio management responsibilities for our community investing, mortgage, and opportunistic high income mandates. Before joining RBC GAM (US) in 2004, Todd held senior positions at GMAC- RFC, and was previously a senior investment analyst at Galliard Capital Management. He began his career in the investment industry in 1994. Todd earned a BA in Economics from the University of Wisconsin-Madison. He is a CFA charterholder and a member of the CFA Society of Minnesota.

	PERFORMANCE SUMMARY
	Average Annual Total Returns as of March 31, 2011
	Access Capital Community Investment Fund
		1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
	Class A (a) - Including Maximum Sales Charge of 3.75%	(0.83%)	3.71%	4.49%	4.17%	4.58%
	- At Net Asset Value	3.04%	5.02%	5.30%	4.57%	4.89%	1.04%
	Class I (b)
	- At Net Asset Value	3.40%	5.23%	5.48%	4.78%	5.18%	0.79%

	Barclays Capital U. S.
	Securitized Index (c)	5.01%	5.94%	6.31%	5.61%	5.91%
	Barclays Capital U. S. Aggregate Bond
	Index (c)	5.12%	5.30%	6.03%	5.56%	5.79%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.

* The Fund’s expenses reflect the most recent year end (September 30, 2010).

2

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Current income and capital appreciation				Investment Objective Benchmark
Barclays Capital U.S. Securitized Index Barclays Capital U.S. Aggregate Bond Index
				Asset Allocation (as of 3/31/11) (% of fund’s Investments)
Small Business Administration,	3.31%	Fannie Mae Pool #465537,	1.44%	Top ten Holdings (as of 3/31/11) (% of fund’s net assets)
1.60%, 12/2/20		4.20%, 7/1/20
Fannie Mae Series 2004-T7,	2.11%	Fannie Mae Pool #466303,	1.36%
Class A, 5.12%, 7/25/41		3.54%, 11/1/20
Fannie Mae Pool #463212,	1.98%	Massachusetts Housing Finance	1.29%
4.68%, 8/1/19		Agency Revenue, Series
Fannie Mae Pool #387590,	1.87%	B,6.53%, 12/1/27
4.90%, 9/1/15		Small Business Administration,	1.15%
Fannie Mae (TBA), 4.10%,	1.86%	0.60%, 12/2/20
1/1/21
Massachusetts Housing	1.82%
Investment Corp. Term Loan ,
6.67%, 4/1/35
*A listing of all portfolio holdings can be found beginning on page 5.

				3

FUND STATISTICS (UNAUDITED)
Growth of $10,000 Initial Investment Over 10 Years

Access Capital Community Investment Fund

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index do not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2011 (Unaudited)

Principal Amount		Value
Muncipal Bonds — 2.72%
California — 0.31%
$ 365,000	California Rural Home Mortgage Finance Authority Revenue,
	Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie
	Mae, Freddie Mac), Callable 2/1/17 @ 104	$377,184

975,000	California Statewide Communities Development Authority
	Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie
	Mae), Callable 10/20/17 @ 102	901,963

385,000	Camarillo California Community Development, Community Tax
	Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16,
	(Credit Support: AMBAC)	383,017

		1,662,164

Guam — 0.02%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24,
	(Credit Support: AMBAC)	128,434

Massachusetts — 1.30%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B,
	6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17
	@ 100	6,906,788

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%,
	8/20/48, (Credit Support: Ginnie Mae, Fannie Mae), Callable
	9/1/18 @ 105	94,193

New York — 0.72%
665,000	New York City Housing Development Corp. Revenue, Series A,
	4.15%, 7/15/15, (Credit Support: Fannie Mae)	679,011

700,000	New York State Housing Finance Agency Revenue, 4.50%,
	11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @
	100	637,868

1,000,000	New York State Housing Finance Agency Revenue, Series A,
	4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable
	11/15/16 @ 100	877,360

1,620,000	Suffolk County Industrial Development Agency Revenue,
	5.70%, 12/1/26, (LOC: Bank of New York), Callable 12/1/11 @
	102	1,624,196

		3,818,435

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
Texas — 0.19%
$ 1,085,000	Texas Department of Housing & Community Affairs Revenue,
	5.13%, 12/1/38, (Credit Support: Fannie Mae)(a)	$1,033,734

Utah — 0.16%
407,000	Utah Housing Corp. Multi Family Mortgage Revenue, 7.25%,
	1/20/26, (Credit Support: Ginnie Mae), Callable 7/20/11 @ 102	415,116
455,000	Utah Housing Corp. Single Family Mortgage Revenue, Series
	C-2, Class 1, 4.85%, 1/1/18, Callable 1/1/17 @ 100	455,464

		870,580

Total Municipal Bonds		14,514,328

(Cost $14,646,773)
Corporate Bonds — 0.37%
Diversified Financials — 0.37%
1,395,000	Fort Knox Military Housing Privatization Project 0.61%,
	2/15/52(Credit Support: AMBAC)(a)(b)(c)	849,805
2,000,000	Pacific Beacon LLC 0.70%, 7/15/51(Credit Support:
	MBIA)(a)(b)(c)	1,133,311

Total Corporate Bonds		1,983,116

(Cost $3,351,497)
U.S. Government Agency Backed Mortgages — 110.77%
Fannie Mae — 84.12%
2,660,000	(TBA), 4.00%, 4/1/41	2,623,810
9,983,098	(TBA), 4.10%, 1/1/21	9,932,000
3,474,000	(TBA), 4.24%, 7/1/21	3,474,943
25,671	Pool #253174, 7.25%, 12/1/29	29,241
35,758	Pool #253214, 7.00%, 1/1/15	38,429
111,636	Pool #257611, 5.50%, 5/1/38	119,996
51,968	Pool #257612, 5.00%, 5/1/38	54,810
388,283	Pool #257613, 5.50%, 6/1/38	417,359
286,761	Pool #257631, 6.00%, 7/1/38	314,452
449,898	Pool #257632, 5.50%, 7/1/38	483,869
292,943	Pool #257649, 5.50%, 7/1/38	314,697
90,284	Pool #257656, 6.00%, 8/1/38	99,002
455,354	Pool #257663, 5.50%, 8/1/38	489,167
636,504	Pool #257857, 6.00%, 12/1/37	695,181
188,333	Pool #257868, 6.50%, 11/1/37	211,852
70,481	Pool #257869, 5.50%, 12/1/37	76,155
382,582	Pool #257890, 5.50%, 2/1/38	410,992
1,589,447	Pool #257892, 5.50%, 2/1/38	1,709,463
592,610	Pool #257893, 6.00%, 2/1/38	647,611

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 54,924	Pool #257897, 5.50%, 2/1/38	$59,346
228,753	Pool #257898, 6.00%, 2/1/38	250,127
99,520	Pool #257899, 5.00%, 2/1/38	104,791
122,946	Pool #257901, 5.50%, 2/1/38	132,075
54,988	Pool #257902, 6.00%, 2/1/38	60,469
291,477	Pool #257903, 5.50%, 2/1/38	312,347
203,502	Pool #257904, 6.00%, 2/1/38	222,517
88,177	Pool #257913, 5.50%, 1/1/38	95,028
113,932	Pool #257919, 6.00%, 2/1/38	124,577
215,537	Pool #257926, 5.50%, 3/1/38	231,542
301,718	Pool #257942, 5.50%, 4/1/38	324,123
104,798	Pool #257943, 6.00%, 4/1/38	114,918
98,950	Pool #257973, 5.00%, 5/1/38	104,145
84,634	Pool #257995, 6.00%, 7/1/38	92,806
72,836	Pool #258022, 5.50%, 5/1/34	78,245
98,398	Pool #258027, 5.00%, 5/1/34	103,533
115,515	Pool #258030, 5.00%, 5/1/34	121,543
74,535	Pool #258031, 5.00%, 5/1/34	78,425
47,973	Pool #258051, 5.00%, 5/1/34	50,476
265,835	Pool #258070, 5.00%, 6/1/34	279,875
163,718	Pool #258090, 5.00%, 6/1/34	172,262
169,963	Pool #258093, 5.50%, 6/1/34	182,584
49,692	Pool #258121, 5.50%, 6/1/34	53,382
252,173	Pool #258152, 5.50%, 8/1/34	270,820
454,842	Pool #258157, 5.00%, 8/1/34	478,579
190,893	Pool #258163, 5.50%, 8/1/34	205,127
136,570	Pool #258166, 5.50%, 9/1/34	146,668
221,012	Pool #258171, 5.50%, 10/1/34	237,355
430,615	Pool #258173, 5.50%, 10/1/34	462,457
297,252	Pool #258180, 5.00%, 10/1/34	312,579
84,326	Pool #258185, 5.50%, 10/1/34	90,561
86,108	Pool #258186, 5.50%, 11/1/34	92,475
144,164	Pool #258187, 5.50%, 11/1/34	154,824
752,452	Pool #258188, 5.50%, 11/1/34	808,563
229,965	Pool #258198, 5.50%, 10/1/34	246,970
93,095	Pool #258199, 5.50%, 9/1/34	99,979
231,275	Pool #258203, 5.50%, 10/1/34	248,377
152,161	Pool #258210, 5.50%, 11/1/34	163,413
109,072	Pool #258221, 5.50%, 11/1/34	117,137
47,590	Pool #258222, 5.00%, 11/1/34	50,044
133,414	Pool #258224, 5.50%, 12/1/34	143,258
141,660	Pool #258225, 5.50%, 11/1/34	152,135
110,768	Pool #258236, 5.00%, 12/1/34	116,428
172,835	Pool #258237, 5.50%, 1/1/35	185,589
780,992	Pool #258238, 5.00%, 1/1/35	820,896
44,459	Pool #258245, 5.50%, 12/1/34	47,739
111,953	Pool #258249, 5.00%, 12/1/34	117,673
151,164	Pool #258251, 5.50%, 1/1/35	162,413

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 52,386	Pool #258252, 5.50%, 12/1/34	$56,252
227,090	Pool #258254, 5.50%, 12/1/34	243,847
135,620	Pool #258258, 5.00%, 1/1/35	142,550
136,883	Pool #258301, 5.50%, 2/1/35	146,983
191,172	Pool #258302, 5.00%, 3/1/35	201,327
82,963	Pool #258303, 5.00%, 2/1/35	87,202
401,761	Pool #258305, 5.00%, 3/1/35	422,289
81,477	Pool #258312, 5.50%, 2/1/35	87,489
315,593	Pool #258324, 5.50%, 4/1/35	338,880
384,156	Pool #258333, 5.00%, 4/1/35	403,784
338,827	Pool #258336, 5.00%, 4/1/35	356,139
254,292	Pool #258339, 5.00%, 4/1/35	267,285
74,572	Pool #258340, 5.00%, 3/1/35	78,382
99,521	Pool #258342, 5.00%, 4/1/35	104,605
230,072	Pool #258346, 5.00%, 3/1/35	241,827
745,504	Pool #258347, 5.00%, 4/1/35	783,595
242,964	Pool #258388, 5.50%, 6/1/35	260,854
484,190	Pool #258392, 5.00%, 6/1/35	508,702
499,723	Pool #258393, 5.00%, 5/1/35	525,256
269,682	Pool #258394, 5.00%, 5/1/35	283,335
392,508	Pool #258395, 5.50%, 6/1/35	421,410
177,944	Pool #258402, 5.00%, 6/1/35	187,286
73,073	Pool #258403, 5.00%, 6/1/35	76,772
98,370	Pool #258404, 5.00%, 6/1/35	103,349
84,821	Pool #258406, 5.50%, 5/1/35	91,067
45,562	Pool #258408, 5.00%, 5/1/34	47,918
94,995	Pool #258409, 5.00%, 5/1/35	99,908
56,851	Pool #258410, 5.00%, 4/1/35	59,756
117,746	Pool #258411, 5.50%, 5/1/35	126,416
155,813	Pool #258422, 5.00%, 6/1/35	163,701
89,968	Pool #258439, 5.50%, 6/1/35	96,649
395,182	Pool #258448, 5.00%, 8/1/35	415,188
399,078	Pool #258450, 5.50%, 8/1/35	428,463
55,068	Pool #258451, 5.50%, 7/1/35	59,157
159,343	Pool #258454, 5.50%, 7/1/35	171,076
333,735	Pool #258456, 5.00%, 8/1/35	350,630
555,119	Pool #258460, 5.00%, 8/1/35	583,222
161,269	Pool #258470, 5.00%, 7/1/35	169,433
96,198	Pool #258479, 5.50%, 7/1/35	103,282
263,755	Pool #258552, 5.00%, 11/1/35	277,190
122,399	Pool #258562, 5.50%, 11/1/35	131,335
112,313	Pool #258569, 5.00%, 10/1/35	117,964
798,958	Pool #258571, 5.50%, 11/1/35	857,787
159,124	Pool #258595, 5.50%, 12/1/35	170,741
99,788	Pool #258599, 5.50%, 1/1/36	107,136
260,398	Pool #258600, 6.00%, 1/1/36	284,566
647,758	Pool #258627, 5.50%, 2/1/36	695,050
90,441	Pool #258633, 5.50%, 12/1/35	97,101

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 384,577	Pool #258634, 5.50%, 2/1/36	$412,654
531,772	Pool #258644, 5.50%, 2/1/36	571,925
95,761	Pool #258650, 5.50%, 1/1/36	102,753
665,558	Pool #258658, 5.50%, 3/1/36	713,733
193,556	Pool #258721, 5.50%, 4/1/36	208,231
146,118	Pool #258736, 5.00%, 3/1/36	153,538
135,053	Pool #258737, 5.50%, 12/1/35	145,588
88,349	Pool #258763, 6.00%, 5/1/36	96,783
226,981	Pool #258767, 6.00%, 6/1/36	248,118
219,885	Pool #258779, 6.00%, 5/1/36	240,362
52,971	Pool #259004, 8.00%, 2/1/30	60,527
36,680	Pool #259011, 8.00%, 3/1/30	41,911
62,593	Pool #259030, 8.00%, 4/1/30	71,410
107,135	Pool #259181, 6.50%, 3/1/31	120,062
110,357	Pool #259187, 6.50%, 4/1/31	123,518
89,747	Pool #259190, 6.50%, 4/1/31	100,657
141,528	Pool #259201, 6.50%, 4/1/31	158,726
34,172	Pool #259213, 6.50%, 5/1/31	38,247
38,932	Pool #259284, 6.50%, 8/1/31	43,735
44,127	Pool #259306, 6.50%, 9/1/31	49,530
85,846	Pool #259309, 6.50%, 10/1/31	96,432
216,236	Pool #259316, 6.50%, 11/1/31	242,881
172,522	Pool #259327, 6.00%, 11/1/31	189,302
118,054	Pool #259369, 6.00%, 1/1/32	129,412
78,586	Pool #259372, 6.00%, 1/1/32	86,244
71,848	Pool #259376, 6.00%, 1/1/32	78,748
39,342	Pool #259378, 6.00%, 12/1/31	43,163
87,131	Pool #259391, 6.00%, 1/1/32	95,627
96,112	Pool #259392, 6.50%, 1/1/32	107,973
110,647	Pool #259393, 6.00%, 1/1/32	121,427
142,575	Pool #259397, 6.00%, 2/1/32	156,484
52,404	Pool #259398, 6.50%, 2/1/32	58,874
82,831	Pool #259440, 6.50%, 4/1/32	92,798
96,911	Pool #259560, 6.00%, 9/1/32	106,390
129,974	Pool #259590, 5.50%, 11/1/32	139,788
43,133	Pool #259599, 6.00%, 10/1/32	46,914
100,368	Pool #259607, 5.50%, 11/1/32	107,946
64,819	Pool #259610, 5.50%, 11/1/32	69,714
278,054	Pool #259611, 5.50%, 11/1/32	299,050
78,363	Pool #259612, 5.50%, 11/1/32	84,280
220,246	Pool #259614, 6.00%, 11/1/32	242,340
111,774	Pool #259623, 5.50%, 12/1/32	120,213
99,017	Pool #259634, 5.50%, 12/1/32	106,493
73,924	Pool #259655, 5.50%, 2/1/33	79,506
257,341	Pool #259659, 5.50%, 2/1/33	276,773
166,832	Pool #259667, 5.50%, 2/1/33	179,429
40,992	Pool #259671, 5.50%, 2/1/33	44,088
172,105	Pool #259686, 5.50%, 3/1/33	185,100

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 49,975	Pool #259722, 5.00%, 5/1/33	$52,606
150,577	Pool #259723, 5.00%, 5/1/33	158,506
61,321	Pool #259724, 5.00%, 5/1/33	64,550
280,599	Pool #259725, 5.00%, 5/1/33	295,374
77,122	Pool #259726, 5.00%, 5/1/33	81,183
102,078	Pool #259728, 5.00%, 6/1/33	107,453
132,041	Pool #259729, 5.00%, 6/1/33	138,994
168,037	Pool #259731, 5.00%, 6/1/33	176,885
139,172	Pool #259733, 5.50%, 6/1/33	149,637
79,599	Pool #259734, 5.50%, 5/1/33	85,585
130,983	Pool #259748, 5.00%, 6/1/33	137,880
203,661	Pool #259753, 5.00%, 7/1/33	214,385
79,443	Pool #259757, 5.00%, 6/1/33	83,626
550,663	Pool #259761, 5.00%, 6/1/33	580,003
283,230	Pool #259764, 5.00%, 7/1/33	298,144
126,182	Pool #259765, 5.00%, 7/1/33	132,826
89,458	Pool #259776, 5.00%, 6/1/33	94,168
151,287	Pool #259777, 5.00%, 7/1/33	159,253
168,922	Pool #259779, 5.00%, 7/1/33	177,816
102,166	Pool #259781, 5.00%, 7/1/33	107,545
62,447	Pool #259789, 5.00%, 7/1/33	65,735
114,819	Pool #259807, 5.00%, 8/1/33	120,865
149,379	Pool #259809, 5.00%, 8/1/33	157,245
661,345	Pool #259816, 5.00%, 8/1/33	696,168
34,668	Pool #259819, 5.00%, 8/1/33	36,494
90,135	Pool #259820, 5.00%, 8/1/33	94,881
249,815	Pool #259821, 5.00%, 7/1/33	262,931
453,778	Pool #259830, 5.00%, 8/1/33	477,602
501,361	Pool #259848, 5.00%, 9/1/33	527,682
134,325	Pool #259862, 5.50%, 9/1/33	144,384
88,776	Pool #259867, 5.50%, 10/1/33	95,480
278,922	Pool #259869, 5.50%, 10/1/33	299,809
99,616	Pool #259872, 5.50%, 11/1/33	107,076
76,303	Pool #259873, 5.50%, 10/1/33	82,017
143,610	Pool #259875, 5.50%, 10/1/33	154,364
86,286	Pool #259876, 5.50%, 10/1/33	92,748
215,993	Pool #259879, 5.50%, 10/1/33	232,167
128,490	Pool #259884, 5.50%, 11/1/33	138,112
40,428	Pool #259904, 5.50%, 11/1/33	43,456
311,985	Pool #259906, 5.50%, 11/1/33	335,445
121,347	Pool #259908, 5.50%, 11/1/33	130,434
142,095	Pool #259926, 5.50%, 12/1/33	152,736
62,542	Pool #259928, 5.50%, 12/1/33	67,264
232,683	Pool #259930, 5.00%, 11/1/33	244,898
95,410	Pool #259936, 5.50%, 11/1/33	102,555
223,927	Pool #259938, 5.50%, 12/1/33	240,695
18,743	Pool #259939, 5.50%, 11/1/33	20,146
106,443	Pool #259946, 5.50%, 12/1/33	114,414

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 188,951	Pool #259961, 5.50%, 3/1/34	$202,982
217,893	Pool #259976, 5.00%, 3/1/34	229,400
142,077	Pool #259977, 5.00%, 3/1/34	149,492
47,453	Pool #259998, 5.00%, 3/1/34	49,930
726,562	Pool #380307, 6.53%, 6/1/16	763,310
612,986	Pool #381985, 7.97%, 9/1/17	673,007
554,824	Pool #382373, 7.58%, 5/1/18	622,532
600,888	Pool #383765, 6.70%, 6/1/19	674,561
1,085,980	Pool #383783, 6.38%, 5/1/11	1,090,032
2,353,463	Pool #386602, 4.66%, 10/1/13	2,499,425
4,582,283	Pool #386608, 5.37%, 11/1/21	4,727,666
2,663,715	Pool #386641, 5.80%, 12/1/33	2,840,902
702,734	Pool #386674, 5.51%, 11/1/21	723,312
3,588,919	Pool #387374, 5.60%, 5/1/23	3,857,191
883,204	Pool #387446, 5.22%, 6/1/20	947,612
915,405	Pool #387472, 4.89%, 6/1/15	983,949
9,247,901	Pool #387590, 4.90%, 9/1/15	9,969,004
638,320	Pool #462834, 4.70%, 2/1/17(b)	678,976
10,305,866	Pool #463212, 4.68%, 8/1/19(b)	10,577,083
7,657,465	Pool #465537, 4.20%, 7/1/20	7,712,737
754,776	Pool #465946, 3.61%, 9/1/20	726,900
7,563,664	Pool #466303, 3.54%, 11/1/20	7,240,507
257,367	Pool #557295, 7.00%, 12/1/29	292,635
34,782	Pool #575886, 7.50%, 1/1/31	39,522
96,404	Pool #576445, 6.00%, 1/1/31	105,624
35,867	Pool #576520, 5.50%, 3/1/16	38,756
54,232	Pool #577906, 6.50%, 4/1/31	60,727
201,228	Pool #579402, 6.50%, 4/1/31	225,505
285,151	Pool #583728, 6.50%, 6/1/31	319,693
227,595	Pool #585148, 6.50%, 7/1/31	255,125
71,618	Pool #590931, 6.50%, 7/1/31	80,324
81,119	Pool #590932, 6.50%, 7/1/31	90,970
60,143	Pool #591063, 6.50%, 7/1/31	67,464
293,008	Pool #601865, 6.50%, 4/1/31	327,951
158,123	Pool #601868, 6.00%, 7/1/29	173,292
267,343	Pool #607611, 6.50%, 11/1/31	300,229
130,358	Pool #613125, 6.50%, 10/1/31	146,410
495,382	Pool #634271, 6.50%, 5/1/32	556,488
212,012	Pool #640146, 5.00%, 12/1/17	225,299
154,642	Pool #644232, 6.50%, 6/1/32	173,757
32,753	Pool #644432, 6.50%, 7/1/32	36,775
52,660	Pool #644437, 6.50%, 6/1/32	59,168
104,625	Pool #647461, 6.00%, 6/1/32	114,837
119,679	Pool #657250, 6.00%, 10/1/32	131,366
4,817,377	Pool #663159, 5.00%, 7/1/32	5,073,300
105,005	Pool #666206, 5.50%, 9/1/32	112,966
196,743	Pool #670278, 5.50%, 11/1/32	211,660
248,165	Pool #676702, 5.50%, 11/1/32	266,903

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 64,300	Pool #677591, 5.50%, 12/1/32	$69,155
301,156	Pool #681819, 5.50%, 1/1/33	323,895
900,599	Pool #681883, 6.00%, 3/1/33	991,503
336,480	Pool #683087, 5.00%, 1/1/18	358,125
328,709	Pool #684570, 5.00%, 12/1/32	346,069
232,605	Pool #684644, 4.50%, 6/1/18	245,351
437,388	Pool #686542, 5.50%, 3/1/33	470,414
131,417	Pool #686544, 5.50%, 2/1/33	141,340
383,241	Pool #686565, 5.50%, 4/1/33	412,059
372,535	Pool #689034, 5.00%, 5/1/33	392,152
174,662	Pool #689667, 5.50%, 4/1/33	187,795
742,113	Pool #695961, 5.50%, 1/1/33	798,380
159,323	Pool #695962, 6.00%, 11/1/32	174,858
702,520	Pool #696407, 5.50%, 4/1/33	755,347
1,718,430	Pool #702478, 5.50%, 6/1/33	1,847,647
739,318	Pool #702479, 5.00%, 6/1/33	778,248
460,305	Pool #703210, 5.50%, 9/1/32	493,358
219,159	Pool #705576, 5.50%, 5/1/33	235,707
1,174,442	Pool #720025, 5.00%, 8/1/33	1,236,284
1,274,468	Pool #723066, 5.00%, 4/1/33	1,341,776
556,373	Pool #723067, 5.50%, 5/1/33	598,383
484,582	Pool #723068, 4.50%, 5/1/33	499,820
522,282	Pool #723070, 4.50%, 5/1/33	538,215
607,648	Pool #723328, 5.00%, 9/1/33	639,550
756,114	Pool #727311, 4.50%, 9/1/33	778,945
2,665,279	Pool #727312, 5.00%, 9/1/33	2,805,207
437,546	Pool #727315, 6.00%, 10/1/33	480,890
1,241,401	Pool #738589, 5.00%, 9/1/33	1,306,574
430,581	Pool #738683, 5.00%, 9/1/33	453,187
676,444	Pool #739269, 5.00%, 9/1/33	712,063
289,130	Pool #743595, 5.50%, 10/1/33	310,781
300,645	Pool #748041, 4.50%, 10/1/33	309,723
851,133	Pool #749891, 5.00%, 9/1/33	896,483
675,546	Pool #749897, 4.50%, 9/1/33	696,155
351,382	Pool #750984, 5.00%, 12/1/18	374,218
368,197	Pool #751008, 5.00%, 12/1/18	392,201
632,336	Pool #753533, 5.00%, 11/1/33	665,534
199,354	Pool #755679, 6.00%, 1/1/34	219,103
222,926	Pool #755745, 5.00%, 1/1/34	234,629
328,344	Pool #755746, 5.50%, 12/1/33	352,931
375,914	Pool #763551, 5.50%, 3/1/34	404,063
1,185,941	Pool #763820, 5.50%, 1/1/34	1,274,747
419,848	Pool #763824, 5.00%, 3/1/34	441,759
450,006	Pool #765216, 5.00%, 1/1/19	479,344
299,696	Pool #765217, 4.50%, 1/1/19	315,933
434,940	Pool #765306, 5.00%, 2/1/19	463,296
126,335	Pool #770099, 5.50%, 2/1/34	135,717
179,007	Pool #773084, 4.50%, 3/1/19	188,127

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 168,723	Pool #773091, 4.00%, 3/1/19	$176,447
227,412	Pool #773096, 4.50%, 3/1/19	239,733
631,030	Pool #773175, 5.00%, 5/1/34	663,962
550,619	Pool #773476, 5.50%, 7/1/19	596,346
282,802	Pool #773547, 5.00%, 5/1/34	297,561
667,266	Pool #773553, 5.00%, 4/1/34	702,089
1,086,079	Pool #773568, 5.50%, 5/1/34	1,166,728
252,404	Pool #773575, 6.00%, 7/1/34	277,093
358,019	Pool #776849, 5.00%, 11/1/34	376,480
576,098	Pool #776850, 5.50%, 11/1/34	618,697
297,934	Pool #776851, 6.00%, 10/1/34	326,704
845,252	Pool #777444, 5.50%, 5/1/34	908,019
2,694,293	Pool #777621, 5.00%, 2/1/34	2,835,744
460,874	Pool #781437, 6.00%, 8/1/34	505,377
529,312	Pool #781741, 6.00%, 9/1/34	580,424
497,985	Pool #781907, 5.00%, 2/1/21	532,007
784,425	Pool #781954, 5.00%, 6/1/34	825,362
567,113	Pool #781959, 5.50%, 6/1/34	609,225
452,874	Pool #781960, 5.50%, 6/1/34	486,504
530,866	Pool #783893, 5.50%, 12/1/34	570,121
641,750	Pool #783929, 5.50%, 10/1/34	689,204
198,786	Pool #788329, 6.50%, 8/1/34	223,239
177,917	Pool #790282, 6.00%, 7/1/34	195,319
386,784	Pool #797623, 5.00%, 7/1/35	406,365
169,939	Pool #797626, 5.50%, 7/1/35	182,452
147,069	Pool #797627, 5.00%, 7/1/35	154,515
138,358	Pool #797674, 5.50%, 9/1/35	148,545
705,569	Pool #798725, 5.50%, 11/1/34	757,742
453,568	Pool #799547, 5.50%, 9/1/34	487,107
127,862	Pool #799548, 6.00%, 9/1/34	140,209
2,947,598	Pool #806754, 4.50%, 9/1/34	3,032,918
848,093	Pool #806757, 6.00%, 9/1/34	929,987
3,999,449	Pool #806761, 5.50%, 9/1/34	4,295,190
489,186	Pool #808185, 5.50%, 3/1/35	525,282
884,188	Pool #808205, 5.00%, 1/1/35	929,365
100,079	Pool #813942, 5.00%, 11/1/20	107,042
1,370,446	Pool #815009, 5.00%, 4/1/35	1,440,468
1,158,320	Pool #817641, 5.00%, 11/1/35	1,216,598
609,517	Pool #820334, 5.00%, 9/1/35	640,374
760,661	Pool #820335, 5.00%, 9/1/35	799,169
697,657	Pool #820336, 5.00%, 9/1/35	732,976
597,229	Pool #822008, 5.00%, 5/1/35	627,743
1,728,695	Pool #829005, 5.00%, 8/1/35	1,816,211
218,624	Pool #829006, 5.50%, 9/1/35	234,722
320,835	Pool #829007, 4.50%, 8/1/35	329,119
98,270	Pool #829117, 5.50%, 9/1/35	105,568
87,379	Pool #829118, 5.50%, 9/1/35	93,813
817,093	Pool #829274, 5.00%, 8/1/35	858,459

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$1,286,130	Pool #829275, 5.00%, 8/1/35	$1,351,241
791,757	Pool #829276, 5.00%, 8/1/35	831,840
764,661	Pool #829277, 5.00%, 8/1/35	803,372
209,407	Pool #829356, 5.00%, 9/1/35	220,140
1,546,150	Pool #829649, 5.50%, 3/1/35	1,660,481
903,252	Pool #835287, 5.00%, 8/1/35	948,979
92,199	Pool #843586, 5.50%, 11/1/35	98,931
267,189	Pool #843587, 6.00%, 12/1/35	291,570
2,098,174	Pool #844361, 5.50%, 11/1/35	2,251,357
962,153	Pool #845245, 5.50%, 11/1/35	1,032,398
1,065,671	Pool #866969, 6.00%, 2/1/36	1,162,913
354,491	Pool #867569, 6.00%, 2/1/36	386,839
355,746	Pool #867574, 5.50%, 2/1/36	381,718
535,434	Pool #868788, 6.00%, 3/1/36	583,456
413,785	Pool #868849, 6.00%, 4/1/36	451,543
402,645	Pool #870599, 6.00%, 6/1/36	440,141
472,202	Pool #870684, 6.00%, 7/1/36	514,553
748,492	Pool #871072, 5.50%, 2/1/37	801,033
756,863	Pool #873819, 6.39%, 8/1/24	822,344
799,099	Pool #874253, 5.29%, 8/1/17	862,195
3,220,103	Pool #874900, 5.45%, 10/1/17	3,535,175
445,907	Pool #881425, 6.00%, 7/1/36	485,900
846,732	Pool #882044, 6.00%, 5/1/36	922,673
531,835	Pool #883589, 6.00%, 4/1/36	580,365
433,024	Pool #884693, 5.50%, 4/1/36	465,856
2,662,559	Pool #885724, 5.50%, 6/1/36	2,855,283
526,029	Pool #899800, 6.00%, 8/1/37	572,221
164,847	Pool #901412, 6.00%, 8/1/36	179,889
572,081	Pool #905438, 6.00%, 11/1/36	622,943
676,992	Pool #907646, 6.00%, 1/1/37	737,181
568,921	Pool #908671, 6.00%, 1/1/37	619,502
1,194,953	Pool #908672, 5.50%, 1/1/37	1,280,326
957,708	Pool #911730, 5.50%, 12/1/21	1,039,936
595,387	Pool #919368, 5.50%, 4/1/37	638,111
1,004,814	Pool #922582, 6.00%, 12/1/36	1,095,718
2,012,911	Pool #934941, 5.00%, 8/1/39	2,117,330
1,125,732	Pool #934942, 5.00%, 9/1/39	1,178,500
1,090,415	Pool #941204, 5.50%, 6/1/37	1,168,660
748,141	Pool #941205, 5.00%, 5/1/37	784,613
580,849	Pool #941206, 5.50%, 5/1/37	622,166
266,382	Pool #941487, 6.00%, 8/1/37	291,023
685,056	Pool #943394, 5.50%, 6/1/37	735,927
1,335,029	Pool #944502, 6.00%, 6/1/37	1,452,261
288,620	Pool #945853, 6.00%, 7/1/37	314,551
726,156	Pool #948600, 6.00%, 8/1/37	789,922
915,662	Pool #948672, 5.50%, 8/1/37	979,651
1,351,834	Pool #952598, 6.00%, 7/1/37	1,476,456
601,692	Pool #952623, 6.00%, 8/1/37	654,528

14

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$1,687,009	Pool #952632, 6.00%, 7/1/37	$1,835,677
437,469	Pool #952649, 6.00%, 7/1/37	476,021
1,017,897	Pool #952659, 6.00%, 8/1/37	1,107,599
492,449	Pool #952665, 6.00%, 8/1/37	536,693
698,534	Pool #952678, 6.50%, 8/1/37	783,586
292,056	Pool #952693, 6.50%, 8/1/37	326,886
633,751	Pool #956050, 6.00%, 12/1/37	689,204
2,607,305	Pool #957324, 5.43%, 5/1/18(b)	2,855,794
390,998	Pool #958502, 5.07%, 5/1/19(b)	419,024
694,043	Pool #959093, 5.50%, 11/1/37	746,015
673,629	Pool #960919, 5.00%, 2/1/38	706,468
413,396	Pool #965239, 5.84%, 9/1/38	449,174
792,762	Pool #975137, 5.00%, 5/1/38	829,923
800,108	Pool #975769, 5.50%, 3/1/38	855,771
570,396	Pool #982656, 5.50%, 6/1/38	610,970
658,531	Pool #982898, 5.00%, 5/1/38	690,326
566,575	Pool #983033, 5.00%, 5/1/38	594,195
548,908	Pool #984842, 5.50%, 6/1/38	588,125
282,064	Pool #986230, 5.00%, 7/1/38	296,872
414,231	Pool #986233, 5.00%, 6/1/38	434,425
547,043	Pool #986239, 6.00%, 7/1/38	595,849
944,062	Pool #986957, 5.50%, 7/1/38	1,009,445
872,394	Pool #986958, 5.50%, 7/1/38	934,722
290,487	Pool #986985, 5.00%, 7/1/23	308,518
1,013,431	Pool #990510, 5.50%, 8/1/38	1,083,619
764,867	Pool #990511, 6.00%, 8/1/38	831,314
608,227	Pool #990617, 5.50%, 9/1/38	650,352
135,677	Pool #AA0525, 5.50%, 12/1/38	145,837
1,661,792	Pool #AA0526, 5.00%, 12/1/38	1,749,036
3,005,302	Pool #AA0527, 5.50%, 12/1/38	3,230,347
989,310	Pool #AA0643, 4.00%, 3/1/39	978,219
1,177,764	Pool #AA0644, 4.50%, 3/1/39	1,200,077
1,189,438	Pool #AA0645, 4.50%, 3/1/39	1,213,831
863,065	Pool #AA0814, 5.50%, 12/1/38	927,694
1,020,484	Pool #AA2243, 4.50%, 5/1/39	1,041,731
1,927,141	Pool #AA3142, 4.50%, 3/1/39	1,974,491
1,062,701	Pool #AA3143, 4.00%, 3/1/39	1,050,787
1,177,976	Pool #AA3206, 4.00%, 4/1/39	1,162,562
1,162,936	Pool #AA3207, 4.50%, 3/1/39	1,187,149
1,001,020	Pool #AA4468, 4.00%, 4/1/39	987,921
1,042,885	Pool #AA7042, 4.50%, 6/1/39	1,064,598
972,674	Pool #AA7658, 4.00%, 6/1/39	961,769
1,567,843	Pool #AA7659, 4.50%, 6/1/39	1,599,996
864,917	Pool #AA7741, 4.50%, 6/1/24	909,616
929,095	Pool #AA8455, 4.50%, 6/1/39	948,149
2,067,549	Pool #AC1463, 5.00%, 8/1/39	2,164,465
831,185	Pool #AC1464, 5.00%, 8/1/39	871,705
2,206,134	Pool #AC2109, 4.50%, 7/1/39	2,247,930

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 843,621	Pool #AC4394, 5.00%, 9/1/39	$883,166
1,248,115	Pool #AC4395, 5.00%, 9/1/39	1,312,470
1,025,290	Pool #AC5328, 5.00%, 10/1/39	1,076,554
1,507,493	Pool #AC5329, 5.00%, 10/1/39	1,585,694
1,584,427	Pool #AC6304, 5.00%, 11/1/39	1,666,619
954,495	Pool #AC6305, 5.00%, 11/1/39	1,000,729
2,076,833	Pool #AC6307, 5.00%, 12/1/39	2,184,569
1,165,436	Pool #AC6790, 5.00%, 12/1/39	1,223,708
4,691,355	Pool #AC7199, 5.00%, 12/1/39	4,934,719
2,986,607	Pool #AD1470, 5.00%, 2/1/40	3,145,270
2,897,387	Pool #AD1471, 4.50%, 2/1/40	2,970,387
2,696,508	Pool #AD1560, 5.00%, 3/1/40	2,836,390
3,722,642	Pool #AD1585, 4.50%, 2/1/40	3,816,436
1,486,616	Pool #AD1586, 5.00%, 1/1/40	1,565,593
1,030,688	Pool #AD1638, 4.50%, 2/1/40	1,050,215
1,177,138	Pool #AD1640, 4.50%, 3/1/40	1,205,325
3,403,520	Pool #AD1942, 4.50%, 1/1/40	3,489,273
1,273,769	Pool #AD1943, 5.00%, 1/1/40	1,341,438
4,862,213	Pool #AD1988, 4.50%, 2/1/40	4,984,718
1,195,439	Pool #AD2896, 5.00%, 3/1/40	1,255,211
3,247,087	Pool #AD4456, 4.50%, 4/1/40	3,324,839
1,124,269	Pool #AD4457, 4.50%, 4/1/40	1,147,677
2,803,830	Pool #AD4458, 4.50%, 4/1/40	2,856,949
1,180,753	Pool #AD4940, 4.50%, 6/1/40	1,204,968
1,125,831	Pool #AD4946, 4.50%, 6/1/40	1,147,161
1,308,732	Pool #AD5728, 5.00%, 4/1/40	1,374,168
1,692,865	Pool #AD7239, 4.50%, 7/1/40	1,727,582
1,549,812	Pool #AD7242, 4.50%, 7/1/40	1,586,922
1,336,325	Pool #AD7256, 4.50%, 7/1/40	1,363,730
3,483,154	Pool #AD7271, 4.50%, 7/1/40	3,566,559
1,605,018	Pool #AD7272, 4.50%, 7/1/40	1,637,933
1,542,907	Pool #AD8960, 5.00%, 6/1/40	1,617,642
2,628,137	Pool #AD9613, 4.50%, 8/1/40	2,691,069
2,725,564	Pool #AD9614, 4.50%, 8/1/40	2,777,201
1,399,778	Pool #AE2011, 4.00%, 9/1/40	1,381,460
3,474,173	Pool #AE2012, 4.00%, 9/1/40	3,423,282
1,829,717	Pool #AE2023, 4.00%, 9/1/40	1,802,914
2,205,238	Pool #AE5432, 4.00%, 10/1/40	2,172,934
1,404,207	Pool #AE5435, 4.50%, 9/1/40	1,430,810
1,074,479	Pool #AE5806, 4.50%, 9/1/40	1,096,514
1,800,700	Pool #AE5861, 4.00%, 10/1/40	1,774,323
2,354,855	Pool #AE5862, 4.00%, 10/1/40	2,328,455
2,760,101	Pool #AE5863, 4.00%, 10/1/40	2,729,158
1,278,652	Pool #AE6850, 4.00%, 10/1/40	1,259,523
1,716,220	Pool #AE6851, 4.00%, 10/1/40	1,690,544
1,380,172	Pool #AE7699, 4.00%, 11/1/40	1,359,523
1,212,674	Pool #AE7703, 4.00%, 10/1/40	1,194,531
2,161,425	Pool #AE7707, 4.00%, 11/1/40	2,129,089

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$1,136,292	Pool #AH0300, 4.00%, 11/1/40	$1,119,292
1,387,578	Pool #AH0301, 3.50%, 11/1/40	1,308,388
1,036,221	Pool #AH0302, 4.00%, 11/1/40	1,020,718
1,386,965	Pool #AH0306, 4.00%, 12/1/40	1,367,515
2,193,869	Pool #AH0508, 4.00%, 11/1/40	2,161,047
1,967,458	Pool #AH0537, 4.00%, 12/1/40	1,938,637
1,293,784	Pool #AH0914, 4.50%, 11/1/40	1,318,295
1,656,082	Pool #AH0917, 4.00%, 12/1/40	1,631,306
1,433,329	Pool #AH1077, 4.00%, 1/1/41	1,414,125
1,986,330	Pool #AH2973, 4.00%, 12/1/40	1,956,613
2,610,078	Pool #AH2980, 4.00%, 1/1/41	2,571,029
1,686,124	Pool #AH5656, 4.00%, 1/1/41	1,661,425
1,259,072	Pool #AH5657, 4.00%, 2/1/41	1,240,236
2,617,112	Pool #AH5658, 4.00%, 2/1/41	2,577,958
1,114,275	Pool #AH5662, 4.00%, 2/1/41	1,097,604
2,357,009	Pool #AH5882, 4.00%, 2/1/26	2,425,141
1,635,101	Pool #AH6764, 4.00%, 3/1/41	1,610,638
3,739,674	Pool #AH6768, 4.00%, 3/1/41	3,683,725
1,646,232	Pool #AH7277, 4.00%, 3/1/41	1,627,776
2,343,933	Pool #AH7281, 4.00%, 3/1/41	2,317,655
1,132,409	Pool #AH7526, 4.50%, 3/1/41	1,159,525
3,164,271	Pool #AH7537, 4.00%, 3/1/41	3,128,797
1,055,758	Pool #AH7576, 4.00%, 3/1/41	1,039,963
2,096,839	Pool #AH9050, 3.50%, 2/1/26	2,105,357
482,356	Pool #MC0007, 5.50%, 12/1/38	518,476
127,903	Pool #MC0013, 5.50%, 12/1/38	138,360
130,049	Pool #MC0014, 5.50%, 12/1/38	140,235
69,303	Pool #MC0015, 6.00%, 11/1/38	76,277
83,914	Pool #MC0016, 5.50%, 11/1/38	90,486
563,176	Pool #MC0038, 4.50%, 3/1/39	577,365
147,199	Pool #MC0046, 4.00%, 4/1/39	145,272
297,913	Pool #MC0047, 4.50%, 4/1/39	304,115
58,474	Pool #MC0059, 4.00%, 4/1/39	57,965
407,316	Pool #MC0081, 4.00%, 5/1/39	401,986
521,871	Pool #MC0082, 4.50%, 5/1/39	532,574
515,610	Pool #MC0111, 4.00%, 6/1/39	511,119
330,269	Pool #MC0112, 4.50%, 6/1/39	338,590
386,163	Pool #MC0127, 4.50%, 7/1/39	394,203
79,032	Pool #MC0135, 4.50%, 6/1/39	81,023
1,405,431	Pool #MC0137, 4.50%, 7/1/39	1,434,693
2,018,399	Pool #MC0154, 4.50%, 8/1/39	2,060,423
105,693	Pool #MC0155, 5.00%, 8/1/39	111,308
658,534	Pool #MC0160, 4.50%, 8/1/39	672,245
1,665,791	Pool #MC0171, 4.50%, 9/1/39	1,707,761
620,968	Pool #MC0177, 4.50%, 9/1/39	636,225
668,268	Pool #MC0270, 4.50%, 3/1/40	682,181
984,759	Pool #MC0325, 4.50%, 7/1/40	1,009,570
396,802	Pool #MC0422, 4.00%, 2/1/41	390,989

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 199,521	Pool #MC0426, 4.50%, 1/1/41	$203,301
75,694	Pool #MC3344, 5.00%, 12/1/38	79,384
10,352,352	Series 2004-T7, Class A, 5.12%, 7/25/41	11,251,965

		448,985,588

Freddie Mac — 18.10%
148,805	Pool #A10124, 5.00%, 6/1/33	156,333
266,093	Pool #A10548, 5.00%, 6/1/33	279,553
1,090,744	Pool #A12237, 5.00%, 8/1/33	1,145,921
444,969	Pool #A12969, 4.50%, 8/1/33	457,049
211,514	Pool #A12985, 5.00%, 8/1/33	222,214
542,626	Pool #A12986, 5.00%, 8/1/33	570,075
531,615	Pool #A14028, 4.50%, 9/1/33	546,048
1,035,803	Pool #A14325, 5.00%, 9/1/33	1,088,200
174,613	Pool #A15268, 6.00%, 10/1/33	191,644
1,062,838	Pool #A15579, 5.50%, 11/1/33	1,139,603
570,444	Pool #A17393, 5.50%, 12/1/33	611,645
564,794	Pool #A17397, 5.50%, 1/1/34	605,588
487,237	Pool #A18617, 5.50%, 1/1/34	522,429
533,413	Pool #A19019, 5.50%, 2/1/34	571,940
188,814	Pool #A19362, 5.50%, 2/1/34	202,451
477,406	Pool #A20069, 5.00%, 3/1/34	501,183
1,069,906	Pool #A20070, 5.50%, 3/1/34	1,146,680
1,065,686	Pool #A20540, 5.50%, 4/1/34	1,142,157
234,698	Pool #A20541, 5.50%, 4/1/34	251,540
384,302	Pool #A21679, 5.50%, 4/1/34	411,879
543,693	Pool #A21681, 5.00%, 4/1/34	570,771
506,941	Pool #A23192, 5.00%, 5/1/34	532,189
1,959,992	Pool #A25310, 5.00%, 6/1/34	2,057,608
418,452	Pool #A25311, 5.00%, 6/1/34	439,293
575,043	Pool #A25600, 5.50%, 8/1/34	616,307
87,209	Pool #A26270, 6.00%, 8/1/34	95,498
51,864	Pool #A26386, 6.00%, 9/1/34	56,794
494,017	Pool #A26395, 6.00%, 9/1/34	540,968
402,177	Pool #A26396, 5.50%, 9/1/34	430,848
1,420,685	Pool #A28241, 5.50%, 10/1/34	1,521,964
517,759	Pool #A30055, 5.00%, 11/1/34	543,222
597,841	Pool #A30591, 6.00%, 12/1/34	654,659
630,421	Pool #A31135, 5.50%, 12/1/34	675,166
349,567	Pool #A32976, 5.50%, 8/1/35	374,269
952,685	Pool #A33167, 5.00%, 1/1/35	999,091
1,279,671	Pool #A34999, 5.50%, 4/1/35	1,370,498
601,416	Pool #A35628, 5.50%, 6/1/35	643,914
1,030,679	Pool #A37185, 5.00%, 9/1/35	1,080,562
1,418,477	Pool #A38830, 5.00%, 5/1/35	1,487,572
240,301	Pool #A39561, 5.50%, 11/1/35	257,281
1,596,412	Pool #A40538, 5.00%, 12/1/35	1,673,177

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 140,201	Pool #A41442, 5.50%, 12/1/35	$150,020
684,069	Pool #A42095, 5.50%, 1/1/36	731,980
1,331,876	Pool #A42097, 5.00%, 1/1/36	1,395,921
289,148	Pool #A42098, 5.50%, 1/1/36	309,400
292,662	Pool #A42099, 6.00%, 1/1/36	318,921
545,305	Pool #A42802, 5.00%, 2/1/36	571,527
1,325,177	Pool #A42803, 5.50%, 2/1/36	1,417,991
282,421	Pool #A42804, 6.00%, 2/1/36	307,762
731,786	Pool #A42805, 6.00%, 2/1/36	797,446
97,660	Pool #A44637, 5.50%, 4/1/36	104,974
481,866	Pool #A44638, 6.00%, 4/1/36	526,156
628,510	Pool #A44639, 5.50%, 3/1/36	672,530
896,256	Pool #A45396, 5.00%, 6/1/35	939,633
679,402	Pool #A46321, 5.50%, 7/1/35	727,411
1,210,968	Pool #A46735, 5.00%, 8/1/35	1,269,577
778,629	Pool #A46746, 5.50%, 8/1/35	833,651
438,802	Pool #A46747, 5.50%, 8/1/35	469,809
485,941	Pool #A46748, 5.50%, 8/1/35	520,279
107,388	Pool #A46996, 5.50%, 9/1/35	114,976
796,141	Pool #A46997, 5.50%, 9/1/35	852,399
952,080	Pool #A47552, 5.00%, 11/1/35	997,862
492,777	Pool #A47553, 5.00%, 11/1/35	516,472
450,933	Pool #A47554, 5.50%, 11/1/35	482,516
672,175	Pool #A48788, 5.50%, 5/1/36	718,833
945,393	Pool #A48789, 6.00%, 5/1/36	1,028,742
586,598	Pool #A49013, 6.00%, 5/1/36	639,507
422,474	Pool #A49526, 6.00%, 5/1/36	459,721
385,743	Pool #A49843, 6.00%, 6/1/36	421,982
770,807	Pool #A49844, 6.00%, 6/1/36	838,764
39,133	Pool #A49845, 6.50%, 6/1/36	44,107
570,398	Pool #A50128, 6.00%, 6/1/36	622,469
1,106,344	Pool #A59530, 5.50%, 4/1/37	1,180,719
456,506	Pool #A59964, 5.50%, 4/1/37	489,192
972,373	Pool #A61754, 5.50%, 5/1/37	1,037,743
247,225	Pool #A61779, 5.50%, 5/1/37	264,386
882,641	Pool #A61915, 5.50%, 6/1/37	941,978
2,376,572	Pool #A61916, 6.00%, 6/1/37	2,582,387
1,614,711	Pool #A63456, 5.50%, 6/1/37	1,730,327
896,957	Pool #A64012, 5.50%, 7/1/37	956,695
525,943	Pool #A64015, 6.00%, 7/1/37	571,326
660,651	Pool #A64016, 6.50%, 7/1/37	738,638
606,109	Pool #A64447, 6.00%, 8/1/37	658,409
592,609	Pool #A64450, 6.00%, 8/1/37	646,338
96,564	Pool #A65713, 6.00%, 9/1/37	105,681
418,210	Pool #A65837, 6.00%, 9/1/37	454,297
766,890	Pool #A66043, 5.50%, 7/1/37	818,446
1,753,582	Pool #A66061, 5.50%, 8/1/37	1,871,470
1,079,885	Pool #A66116, 6.00%, 9/1/37	1,173,067

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 805,275	Pool #A66122, 6.00%, 8/1/37	$876,775
559,237	Pool #A66133, 6.00%, 6/1/37	607,668
1,735,368	Pool #A66156, 6.50%, 9/1/37	1,940,223
1,191,835	Pool #A67630, 6.00%, 11/1/37	1,299,147
846,730	Pool #A68766, 6.00%, 10/1/37	924,027
378,892	Pool #A70292, 5.50%, 7/1/37	405,192
233,479	Pool #A73816, 6.00%, 3/1/38	254,794
979,268	Pool #A75113, 5.00%, 3/1/38	1,024,521
804,823	Pool #A76187, 5.00%, 4/1/38	840,505
688,261	Pool #A78354, 5.50%, 11/1/37	735,499
664,082	Pool #A79561, 5.50%, 7/1/38	707,896
1,303,882	Pool #A91887, 5.00%, 4/1/40	1,362,505
1,298,950	Pool #A92388, 4.50%, 5/1/40	1,326,096
1,036,540	Pool #A93962, 4.50%, 9/1/40	1,055,934
1,119,728	Pool #A95573, 4.00%, 12/1/40	1,101,489
1,010,856	Pool #A96339, 4.00%, 12/1/40	994,391
1,614,202	Pool #A97099, 4.00%, 1/1/41	1,588,665
1,262,509	Pool #A97715, 4.00%, 3/1/41	1,241,352
1,117,333	Pool #A97716, 4.50%, 3/1/41	1,140,683
88,868	Pool #B31082, 6.00%, 3/1/31	97,647
112,728	Pool #B31128, 6.00%, 9/1/31	123,852
89,257	Pool #B31139, 6.50%, 10/1/31	100,160
247,477	Pool #B31140, 6.50%, 10/1/31	277,618
76,739	Pool #B31150, 6.50%, 11/1/31	86,116
193,822	Pool #B31188, 6.00%, 1/1/32	212,994
28,366	Pool #B31206, 6.00%, 3/1/32	31,164
112,186	Pool #B31292, 6.00%, 9/1/32	123,238
81,562	Pool #B31493, 5.00%, 2/1/34	85,477
501,789	Pool #B31516, 5.00%, 4/1/34	525,934
82,011	Pool #B31517, 5.00%, 4/1/34	85,921
246,291	Pool #B31532, 5.00%, 5/1/34	258,040
235,355	Pool #B31545, 5.00%, 5/1/34	247,734
233,923	Pool #B31546, 5.50%, 5/1/34	251,491
302,527	Pool #B31547, 5.50%, 5/1/34	325,221
232,892	Pool #B31550, 5.00%, 6/1/34	244,025
197,056	Pool #B31551, 5.50%, 6/1/34	211,855
259,976	Pool #B31587, 5.00%, 11/1/34	272,376
240,442	Pool #B31588, 5.50%, 11/1/34	258,383
313,298	Pool #B31642, 5.50%, 5/1/35	336,549
131,510	Pool #B50443, 5.00%, 11/1/18	140,449
190,632	Pool #B50450, 4.50%, 1/1/19	201,202
97,478	Pool #B50451, 5.00%, 1/1/19	104,053
53,151	Pool #B50458, 4.50%, 3/1/19	56,045
15,255	Pool #B50470, 4.50%, 4/1/19	16,101
182,878	Pool #B50496, 5.50%, 9/1/19	197,709
294,460	Pool #B50499, 5.00%, 11/1/19	314,828
55,783	Pool #B50500, 5.50%, 10/1/19	60,367
178,073	Pool #B50501, 4.50%, 11/1/19	187,940

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 211,952	Pool #B50504, 5.50%, 11/1/19	$229,282
405,920	Pool #B50506, 5.00%, 11/1/19	434,149
92,996	Pool #C35457, 7.50%, 1/1/30	105,173
52,404	Pool #C37233, 7.50%, 2/1/30	59,480
88,399	Pool #C48137, 7.00%, 1/1/31	100,591
37,445	Pool #C48138, 7.00%, 2/1/31	42,610
57,838	Pool #C50288, 6.50%, 4/1/31	64,914
381,780	Pool #C51686, 6.50%, 5/1/31	428,395
191,136	Pool #C53210, 6.50%, 6/1/31	214,503
64,632	Pool #C53914, 6.50%, 6/1/31	72,551
151,745	Pool #C60020, 6.50%, 11/1/31	170,311
65,901	Pool #C60804, 6.00%, 11/1/31	72,089
29,041	Pool #C62574, 6.50%, 12/1/31	32,536
77,939	Pool #C65200, 6.50%, 3/1/32	87,139
67,325	Pool #C65616, 6.50%, 3/1/32	75,588
61,345	Pool #C68324, 6.50%, 6/1/32	68,992
528,221	Pool #C73273, 6.00%, 11/1/32	581,228
296,162	Pool #C73525, 6.00%, 11/1/32	325,420
495,944	Pool #C74672, 5.50%, 11/1/32	531,920
694,586	Pool #C77844, 5.50%, 3/1/33	744,971
164,628	Pool #C77845, 5.50%, 3/1/33	176,570
421,497	Pool #C78252, 5.50%, 3/1/33	452,072
142,161	Pool #C78380, 5.50%, 3/1/33	152,474
151,725	Pool #C79178, 5.50%, 4/1/33	162,707
584,998	Pool #J00980, 5.00%, 1/1/21	625,353
463,014	Pool #J05466, 5.50%, 6/1/22	499,910
765,704	Pool #N31468, 6.00%, 11/1/37	820,768

		96,603,767

Ginnie Mae — 8.55%
639,068	Pool #409117, 5.50%, 6/20/38	690,543
749,777	Pool #487643, 5.00%, 2/15/39	796,287
1,345,358	Pool #514702, 8.25%, 12/15/32	1,441,555
475,393	Pool #588448, 6.25%, 9/15/32	486,723
1,480,945	Pool #616936, 5.50%, 1/15/36	1,608,908
584,408	Pool #617904, 5.75%, 9/15/23	597,213
567,097	Pool #624106, 5.13%, 3/15/34	580,733
454,473	Pool #664269, 5.85%, 6/15/38	483,361
1,322,256	Pool #675509, 5.50%, 6/15/38	1,434,854
858,438	Pool #685140, 5.90%, 4/15/38	913,185
986,831	Pool #697672, 5.50%, 12/15/38	1,070,865
750,231	Pool #697814, 5.00%, 2/15/39	798,176
940,702	Pool #697885, 4.50%, 3/15/39	972,451
1,319,127	Pool #698112, 4.50%, 5/15/39	1,368,594
2,559,609	Pool #698113, 4.50%, 5/15/39	2,647,196
802,597	Pool #699294, 5.63%, 9/20/38	871,350
4,698,224	Pool #713519, 6.00%, 7/15/39	5,192,456

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 988,514	Pool #714561, 4.50%, 6/15/39	$1,022,340
1,251,075	Pool #716822, 4.50%, 4/15/39	1,295,645
1,200,456	Pool #716823, 4.50%, 4/15/39	1,241,534
1,263,566	Pool #717132, 4.50%, 5/15/39	1,306,804
1,352,904	Pool #717133, 4.50%, 5/15/39	1,398,564
1,375,072	Pool #720080, 4.50%, 6/15/39	1,430,075
1,137,551	Pool #720521, 5.00%, 8/15/39	1,210,247
2,991,390	Pool #726550, 5.00%, 9/15/39	3,182,559
1,773,116	Pool #729018, 4.50%, 2/15/40	1,844,041
1,026,757	Pool #729019, 5.00%, 2/15/40	1,096,865
1,481,693	Pool #737574, 4.00%, 11/15/40	1,484,818
1,077,259	Pool #747241, 5.00%, 9/20/40	1,144,419
1,381,656	Pool #748654, 3.50%, 9/15/40	1,318,779
1,025,209	Pool #748846, 4.50%, 9/20/40	1,064,456
1,158,423	Pool #757016, 3.50%, 11/15/40	1,105,706
1,093,207	Pool #757017, 4.00%, 12/15/40	1,095,513
1,506,552	Pool #759196, 3.50%, 1/15/41	1,437,816

		45,634,631

Total U.S. Government Agency Backed Mortgages		591,223,986

(Cost $571,330,025)
U.S. Government Agency Obligations — 12.86%
Community Reinvestment Revenue Notes — 1.14%
6,274,484	3.98%, 8/1/35(b)(c)	6,089,576

Freddie Mac — 0.38%
2,000,000	0.42%, 5/2/11(d)	1,999,914

Small Business Administration — 9.81%
311,770	0.53%, 4/30/35(b)	311,754
178,871	0.53%, 10/14/20(b)	178,881
257,883	0.55%, 4/25/28(a)	255,550
639,710	0.55%, 3/25/29(a)	633,813
1,311,278	0.55%, 9/25/30(a)	1,298,861
271,596	0.60%, 3/25/28(a)	269,677
6,173,827	0.60%, 12/2/20(b)	6,148,453
426,114	0.60%, 11/25/29(a)	423,007
258,585	0.63%, 6/25/18(a)	257,496
1,108,790	0.63%, 3/19/32(b)	1,110,860
439,420	0.65%, 3/25/14(a)	438,387
436,397	0.66%, 6/8/32(b)	437,413
952,697	0.66%, 10/26/26(b)	957,401
201,024	0.66%, 3/8/26(b)	202,049
269,487	0.70%, 3/30/20(b)	271,316
87,937	0.70%, 2/13/20(b)	88,526
210,076	0.70%, 2/17/20(b)	211,446
276,970	0.70%, 8/6/19(b)	278,581
605,026	0.75%, 11/29/32(b)	607,113

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 1,317,289	0.80%, 3/27/33(b)	$1,322,603
171,593	0.80%, 8/8/32(b)	172,336
316,329	0.80%, 9/14/29(b)	318,210
248,375	0.80%, 2/21/33(b)	249,390
771,294	0.88%, 1/26/32(b)	776,113
1,363,269	0.88%, 8/1/32(b)	1,371,010
623,168	0.88%, 11/17/19(b)	628,657
43,700	0.88%, 6/4/14(b)	43,766
192,732	0.88%, 12/1/19(b)	194,447
1,452,993	0.89%, 4/21/34(b)	1,462,312
1,118,388	0.90%, 3/14/18(b)	1,125,490
172,137	0.91%, 4/16/20(b)	173,643
107,669	1.13%, 7/30/17(a)(b)	108,391
1,053,417	1.14%, 11/4/34(b)	1,067,415
20,116,320	1.26%, 7/18/30*(b)	503,244
17,213,171	1.60%, 12/2/20(b)	17,671,386
749,532	2.00%, 6/20/14(b)	756,352
570,613	3.13%, 10/25/15(a)	592,172
945,844	3.38%, 10/25/15(a)	967,323
324,890	3.38%, 5/25/16(a)	333,105
484,818	3.58%, 12/25/15(a)	497,988
90,053	5.70%, 7/30/17(b)	90,366
378,488	5.85%, 11/27/27(b)	386,545
217,189	5.85%, 9/27/13(b)	219,755
109,344	5.86%, 11/15/22(b)	110,311
186,022	6.00%, 3/9/22(b)	187,599
532,825	6.03%, 10/31/32(b)	540,673
413,198	6.10%, 9/21/27(b)	423,330
1,323,651	6.13%, 3/31/31(b)	1,343,528
249,650	6.15%, 1/10/32(b)	253,468
167,833	6.25%, 8/30/27(b)	171,707
865,745	6.28%, 7/16/17(b)	871,181
140,788	6.30%, 4/15/18(b)	142,505
584,120	6.35%, 8/13/26(b)	594,412
997,745	6.45%, 2/19/32(b)	1,015,902
50,465	6.51%, 7/6/27(b)	51,423
87,099	6.53%, 1/2/27(b)	88,659
59,044	6.69%, 5/28/24(b)	59,894
54,911	7.08%, 9/1/13(b)	55,880
129,879	7.08%, 1/19/14(b)	131,893
210,799	7.33%, 6/29/16(b)	213,334
154,755	7.33%, 2/23/16(b)	156,715
98,657	7.33%, 7/1/16(b)	99,832
62,487	7.38%, 4/1/15(b)	63,361
48,850	7.38%, 1/1/15(b)	49,599
66,735	7.58%, 8/1/16(b)	67,625
209,871	7.83%, 9/28/16(b)	212,884
5,380	8.08%, 2/15/14(b)	5,500

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount		Value
$ 45,204	8.08%, 10/1/16(b)	$45,965
1,953	9.58%, 2/15/12(b)	1,998
3,422	9.58%, 2/15/12(b)	3,501
6,103	9.83%, 12/15/11(b)	6,223

		52,381,505

United States Department of Agriculture — 1.53%
366,295	1.13%, 5/31/14(b)	369,968
186,551	5.09%, 3/1/20(b)	186,818
330,705	5.38%, 10/26/22(b)	332,849
171,076	5.59%, 1/20/38(b)	170,941
66,266	5.64%, 1/20/38(b)	66,280
625,357	5.64%, 1/20/38(b)	625,487
104,279	5.66%, 1/20/38(b)	104,345
276,200	5.70%, 1/20/38(b)	276,592
221,475	5.73%, 4/20/37(b)	221,906
456,907	5.73%, 2/1/30(b)	462,033
758,952	5.75%, 1/20/33(b)	768,092
93,057	5.83%, 11/1/20(b)	93,614
123,287	5.98%, 12/20/37(b)	124,104
200,382	5.99%, 11/1/32(b)	203,252
52,390	6.01%, 7/20/36(b)	52,876
218,958	6.01%, 1/20/38(b)	220,501
127,874	6.01%, 11/8/32(b)	129,732
178,112	6.05%, 1/5/26(b)	181,085
402,689	6.05%, 1/1/37(b)	407,285
512,554	6.07%, 4/20/37(b)	518,120
143,181	6.08%, 7/1/32(b)	145,311
96,599	6.09%, 5/17/22(b)	97,469
59,568	6.10%, 1/1/13(b)	60,490
199,165	6.10%, 8/25/37(b)	201,153
215,287	6.12%, 4/20/37(b)	217,900
95,647	6.13%, 7/20/22(b)	96,556
94,514	6.18%, 1/20/38(b)	95,445
222,803	6.22%, 1/20/37(b)	226,139
386,236	6.23%, 3/14/32(b)	392,519
599,990	6.25%, 1/1/37(b)	608,056
72,706	6.28%, 3/1/14(b)	73,528
233,219	6.38%, 2/16/37(b)	237,189
197,606	6.64%, 4/20/37(b)	201,565

		8,169,200

Total U.S. Government Agency Obligations		68,640,195

(Cost $69,364,323)

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Principal Amount	Value
Promissory Notes — 1.82%
$9,375,000 Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(b)(c)	$9,704,025

Total Promissory Notes	9,704,025

(Cost $9,375,000)

Shares
Investment Company — 0.88%
4,690,169 JPMorgan Prime Money Market Fund	4,690,169

Total Investment Company	4,690,169

(Cost $4,690,169)

Total Investments (Cost 672,757,787)(e) — 129.42%	$690,755,819

Liabilities in excess of other assets — (29.42)%	(157,030,937)

NET ASSETS — 100.00%	$533,724,882

*	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $17,776,717 or 3.33% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2011 Carrying Value Per Unit
$2,000,000	Pacific Beacon LLC Community Reinvestment	12/18/2006	$2,000,000	$0.57
$6,274,484	Revenue Note Fort Knox Military Housing	3/24/2008	$6,194,798	$0.97
$1,395,000	Privatization Project Massachusetts Housing	1/29/2007	$1,328,900	$0.61
$9,375,000	Investment Corp.	3/29/2005	$9,375,000	$1.04

(d)	The rate represents the annualized yield at time of purchase.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2011 (Unaudited)

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

IBC - Insured by International Bancshares Corp.

LOC - Letter of Credit

MBIA – Insured by MBIA

NATL-RE - National Reinsurance Corp.

OID - Original Issue Discount

See notes to financial statements.

26

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27

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2011 (Unaudited)

Assets:
Investments in securities, at value (cost $672,757,787 )	$690,755,819
Segregated cash collateral for reverse repurchase agreements	9,070,000
Interest and dividends receivable	3,132,201
Margin variation receivable	35,625
Receivable for Fund shares sold	52,073
Receivable for investments sold	2,262
Deposits at broker for futures contracts	1,900,360
Prepaid expenses and other assets	18,968

Total Assets	704,967,308

Liabilities:
Distributions payable	1,250,759
Payable for capital shares redeemed	6,552
Payable for investments purchased	6,151,859
Reverse repurchase agreements (including interest of $37,285)	163,481,439
Accrued expenses and other payables:
Investment advisory fees	289,433
Accounting fees	4,411
Distribution fees	11,124
Audit fees	30,280
Transfer Agent fees	8,943
Other	7,626

Total Liabilities	171,242,426

Net Assets	$533,724,882

Net Assets Consist Of:
Capital	$546,250,087
Distributions in excess of net investment income	(1,414,368)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(29,213,231)
Net unrealized appreciation on investments, futures contracts, and sale commitments	18,102,394

Net Assets	$533,724,882

28

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$8,032,390
Class I	525,692,492

Total	$533,724,882

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	836,483
Class I	54,786,395

Total	55,622,878

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.60
Class I	$9.60
Maximum Offering Price Per Share:
Class A	$9.97
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

29

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2011 (Unaudited)
Investment Income:
Interest income	$14,941,416
Dividend income	4,303

Total Investment Income	14,945,719

Expenses:
Management fees	1,668,060
Interest expense	175,721
Distribution fees - Class A	14,915
Accounting services	26,080
Audit fees	23,642
Legal fees	12,451
Custodian fees	24,737
Insurance fees	2,774
Trustees’ fees and expenses	5,599
Transfer agent fees	30,384
Printing and shareholder reports	9,068
Registration fees	26,438
Other fees and expenses	61,320

Net expenses	2,081,189

Net Investment Income	12,864,530

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized losses from investment transactions	(320,291)
Net realized losses from sale commitments	(146,250)
Net realized gains from futures contracts	3,682,042
Net change in unrealized appreciation/depreciation on investments	(15,365,629)
Net change in unrealized appreciation/depreciation on sale commitments	(1,871)
Net change in unrealized appreciation/depreciation on futures contracts	498,503

Net realized/unrealized losses from investments, sales commitments and futures contracts	(11,653,496)

Change in net assets resulting from operations	$1,211,034

See notes to financial statements.

30

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010

From Investment Activities:
Operations:
Net investment income	$12,864,530	$ 27,532,428
Net realized gains from investments, sale commitments and futures contracts	3,215,501	(3,730,927)
Net change in unrealized appreciation/depreciation on investments, sale commitments and futures contracts	(14,868,997)	5,353,525

Change in net assets resulting from operations	1,211,034	29,155,026

Distributions to Class A Shareholders:
From net investment income	(268,310)	(506,316)

Distributions to Class I Shareholders:
From net investment income	(12,685,035)	(27,631,062)

Change in net assets resulting from shareholder distributions	(12,953,345)	(28,137,378)

Capital Transactions:
Proceeds from shares issued	16,360,118	66,848,481
Distributions reinvested	5,083,476	10,529,652
Cost of shares redeemed	(24,315,526)	(99,866,348)

Change in net assets resulting from capital transactions	(2,871,932)	(22,488,215)

Net increase (decrease) in net assets	(14,614,243)	(21,470,567)

Net Assets:
Beginning of period	548,339,125	569,809,692

End of period	$533,724,882	$548,339,125

Distributions in excess of net investment income	$(1,414,368)	$ (1,325,553)

Share Transactions:
Issued	1,688,586	6,806,808
Reinvested	524,350	1,071,977
Redeemed	(2,520,955)	(10,176,964)

Change in shares resulting from capital transactions	(308,019)	(2,298,179)

See notes to financial statements.

31

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Six Months Ended March 31, 2011 (Unaudited)

Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$1,211,034
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest and dividend receivable	222,358
Decrease in variation margin receivable	5,000
Increase in deposits at broker for futures contracts	(1,185,546)
Decrease in prepaid expenses and other assets	9,495
Increase in segregated cash collateral for reverse repurchase agreements	(1,200,000)
Decrease in receivables for open maturities	184,117
Decrease in interest due on reverse repurchase agreements	(18,710)
Increase in payable to investment adviser	12,355
Decrease in accrued expenses and other liabilities	(128,440)
Proceeds from sales and paydowns of long-term securities	71,210,765
Proceeds from TBA sales commitments	50,793,313
Purchases of short-term securities	(1,046,277,218)
Purchases of long-term securities	(124,689,395)
Proceeds from sales of short-term securities	1,070,303,502
Closing of TBA sales commitments	(50,856,563)
Amortization of premium and discount - net	167,294
Net realized losses from investment transactions	320,291
Net realized losses from sales commitments	146,250
Net change in unrealized (appreciation)/depreciation on investment securities and sale commitments	15,367,500

Net Cash Provided by Operating Activities	(14,402,598)

Cash Provided by Financing Activities:
Proceeds from issuance of shares	31,322,516
Cash payments on shares redeemed	(24,313,324)
Cash receipts from reverse repurchase agreements	580,390,900
Cash payments on reverse repurchase agreements	(565,052,452)
Distributions paid to shareholders	(7,945,042)

Net Cash Used in Financing Activities	14,402,598

Cash:
Net decrease in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Cash Flow Information:
Cash paid for interest	194,431

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	5,083,476

See notes to financial statements.

32

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33

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
	(Selected data for a share outstanding throughout the years indicated)
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2011 (Unaudited)	$9.81	0.22	(0.21)	0.01	(0.22)	$ 9.60
Year Ended September 30, 2010	$9.80	0.46	0.02	0.48	(0.47)	$ 9.81
Period Ended September 30, 2009(b)	9.47	0.31	0.34	0.65	(0.32)	9.80
Class I(c)
Six Months Ended March 31, 2011 (Unaudited)	$9.80	0.23	(0.20)	0.03	(0.23)	$ 9.60
Year Ended September 30, 2010	$9.79	0.49	0.02	0.51	(0.50)	$ 9.80
Year Ended September 30, 2009	$9.41	0.50	0.38	0.88	(0.50)	$ 9.79
Period Ended September 30, 2008(d)	9.48	0.16	(0.07)	0.09	(0.16)	9.41
Year Ended May 31, 2008	9.46	0.46	0.02	0.48	(0.46)	9.48
Year Ended May 31, 2007	9.29	0.44	0.17	0.61	(0.44)	9.46
Year Ended May 31, 2006	9.82	0.45	(0.53)	(0.08)	(0.45)	9.29

(a) Based on average shares outstanding (b) For the period January 29, 2009 (commencement of operations) to September 30, 2009. (c) The existing share class was renamed Class I Shares with the	commencement of Class A Shares on January 29, 2009. (d) Effective September 30, 2008, the Fund’s fiscal year end changed from May 31 to September 30.

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund (cont.)

		(Selected data for a share outstanding throughout the years indicated)
		Ratios to Average Net Assets(a)				Ratios to Average Net Assets Plus Average Borrowings(a)(b)				Supplemental Data
	Total Return(c)	Total Expenses Net of Reimbursement and Excluding Interest Expense and Investment Structuring Fees(d)	Total Expenses Excluding Interest Expense(e)	Net Expenses	Net Investment Income	Total Expenses Net of Reimbursement and Excluding Interest Expense and Investment Structuring Fees(d)	Total Expenses Excluding Interest Expense	Net Expenses	Net Investment Income	Net Assets, End of Period (000’s)	Portfolio Turnover Rate
Class A
Six Months Ended
March 31, 2011 (Unaudited)	0.08%	0.94%	0.94%	1.00%	4.46%	0.77%	0.77%	0.82%	3.64%	$ 8,032	2%
Year Ended September 30, 2010	5.02%	0.97%	0.97%	1.04%	4.67%	0.78%	0.78%	0.84%	3.76%	12,141	9%
Period Ended September 30, 2009	7.11%	1.00%	1.25%	1.11%	4.77%	0.81%	1.02%	0.90%	3.89%	8,662	10%
Class I
Six Months Ended
March 31, 2011 (Unaudited)	0.31%	0.69%	0.69%	0.76%	4.73%	0.57%	0.57%	0.62%	3.86%	$ 525,692	2%
Year Ended September 30, 2010	5.28%	0.72%	0.72%	0.79%	4.94%	0.58%	0.58%	0.64%	3.98%	536,198	9%
Year Ended September 30, 2009	9.59%	0.74%	0.74%	1.06%	5.16%	0.59%	0.59%	0.85%	4.12%	561,148	10%
Period Ended September 30, 2008	1.02%	0.86%	0.86%	1.61%	5.17%	0.67%	0.67%	1.25%	4.00%	543,404	1%
Year Ended May 31, 2008	5.19%	0.93%	0.93%	1.99%	4.83%	0.75%	0.75%	1.60%	3.88%	513,723	19%
Year Ended May 31, 2007	6.65%	0.79%	0.83%	1.48%	4.55%	0.70%	0.74%	1.31%	4.03%	474,720	23%
Year Ended May 31, 2006	(0.83)%	0.74%	0.73%	1.32%	4.72%	0.65%	0.64%	1.16%	4.13%	449,324	21%

(a)      Annualized for those periods that are less than one year.

(b)      These ratios are calculated based upon the average net assets plus average borrowings.

(c)       Total investment returns exclude the effect of sales charge.

(d)      To the extent that the Fund’s operating expenses (exclusive of management fees and interest expense) were less then 0.25% of the Fund’s monthly average net assets, the Fund repaid the Fund’s investment adviser and sub-adviser for operating expenses previously borne or reimbursed.

(e)      Total expenses of the Fund for the period ended September 30, 2009 is 1.36% and 1.09% for the Class A and Class I shares, respectively. Total expenses for all other periods would be the same as shown in the financial highlights because there were no fee waivers during these periods.

See notes to financial statements.

35

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This semi annual report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”).

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in debt securities specifically designed to support underlying economic activities such as affordable housing, education, small business lending, and job-creating activities in areas of the United States designated by Fund investors.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Swaptions are fair valued using methodologies approved by the Trust’s Board. These valuation techniques take into account mutiple factors, including fundamental security analytical data, information from broker-dealers, market spreads and interest rates.Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar

36

NOTES TO FINANCIAL STATEMENTS

securities. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Financial Instruments:

Reverse Repurchase Agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. For the six months ended March 31, 2011, the average amount borrowed was approximately $122,971,101 and the daily weighted average interest rate was 0.29%.

Details of open reverse repurchase agreements at March 31, 2011 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.29%	2/10/11	4/05/11	$(20,949,109)	$(20,940,000)
Mizuho Securities	0.28%	2/15/11	4/15/11	(24,966,452)	(24,955,000)
Goldman Sachs	0.28%	2/25/11	4/15/11	(35,786,633)	(35,773,000)
Goldman Sachs	0.25%	3/10/11	4/05/11	(30,207,261)	(30,201,808)
Goldman Sachs	0.25%	3/10/11	4/25/11	(25,328,491)	(25,320,402)
Goldman Sachs	0.25%	3/15/11	5/05/11	(13,767,636)	(13,762,762)
Goldman Sachs	0.26%	3/29/11	4/25/11	(12,493,618)	(12,491,182)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to the segregated cash collateral shown on the Statement of Assets and Liabilities at March 31, 2011 were as follows:

	Description	Rate	Maturity Date	Par	Value
Goldman Sachs 2/10/11 to 4/05/11
	Fannie Mae Pool #AE2023	4.00%	9/01/40	$1,829,717	$1,802,914
	Fannie Mae Pool #AD9614	4.50%	8/01/40	2,725,564	2,777,201
	Fannie Mae Pool #AD1942	4.50%	1/01/40	3,403,520	3,489,273
	Fannie Mae Pool #AC2109	4.50%	7/01/39	2,206,134	2,247,930
	Fannie Mae Pool #AC1463	5.00%	8/01/39	2,067,549	2,164,465
	Fannie Mae Pool #AA3142	4.50%	3/01/39	1,927,141	1,974,491
	Fannie Mae Pool #806754	4.50%	9/01/34	2,947,598	3,032,918
	Fannie Mae Pool #777621	5.00%	2/01/34	2,694,293	2,835,744
	Fannie Mae Pool #702478	5.50%	6/01/33	1,718,430	1,847,647

					$22,172,583

37

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
Mizuho Securities 2/15/11 to 4/15/11
	Ginnie Mae Pool #748654	3.50%	9/15/40	$1,381,656	$1,318,779
	Ginnie Mae Pool #737574	4.00%	11/15/40	1,481,693	1,484,818
	Ginnie Mae Pool #729018	4.50%	2/15/40	1,773,116	1,844,041
	Ginnie Mae Pool #720080	4.50%	6/15/39	1,375,072	1,430,075
	Ginnie Mae Pool #717133	4.50%	5/15/39	1,352,904	1,398,564
	Ginnie Mae Pool #717132	4.50%	5/15/39	1,263,566	1,306,804
	Ginnie Mae Pool #716822	4.50%	4/15/39	1,251,075	1,295,645
	Ginnie Mae Pool #698113	4.50%	5/15/39	2,559,609	2,647,196
	Ginnie Mae Pool #698112	4.50%	5/15/39	1,319,127	1,368,594
	Ginnie Mae Pool #726550	5.00%	9/15/39	2,991,390	3,182,559
	Ginnie Mae Pool #675509	5.50%	6/15/38	1,322,256	1,434,854
	Ginnie Mae Pool #616936	5.50%	1/15/36	1,480,945	1,608,908
	Ginnie Mae Pool #713519	6.00%	7/15/39	4,698,224	5,192,456

					$25,513,293

Goldman Sachs 2/25/11 to 4/15/11
	Fannie Mae Pool #AE2012	4.00%	9/01/40	$3,474,173	$3,423,282
	Fannie Mae Pool #AE5862	4.00%	10/01/40	2,354,855	2,328,455
	Fannie Mae Pool #AE5863	4.00%	10/01/40	2,760,101	2,729,158
	Fannie Mae Pool #AD1585	4.50%	2/01/40	3,722,642	3,816,436
	Fannie Mae Pool #AD1988	4.50%	2/01/40	4,862,213	4,984,718
	Fannie Mae Pool #AD7271	4.50%	7/01/40	3,483,154	3,566,559
	Fannie Mae Pool #AD9613	4.50%	8/01/40	2,628,137	2,691,069
	Fannie Mae Pool #AC7199	5.00%	12/01/39	4,691,355	4,934,719
	Fannie Mae Pool #AD1560	5.00%	3/01/40	2,696,508	2,836,390
	Fannie Mae Pool #885724	5.50%	6/01/36	2,662,559	2,855,283
	Fannie Mae Pool #AA0527	5.50%	12/01/38	3,005,302	3,230,347

					$37,396,416

Goldman Sachs 3/10/11 to 4/05/11
	Fannie Mae Pool #AE5432	4.00%	10/01/40	$2,205,238	$2,172,934
	Fannie Mae Pool #AE5861	4.00%	10/01/40	1,800,700	1,774,323
	Fannie Mae Pool #AE6851	4.00%	10/01/40	1,716,220	1,690,544
	Fannie Mae Pool #AD7239	4.50%	7/01/40	1,692,865	1,727,582
	Fannie Mae Pool #MC0154	4.50%	8/01/39	2,018,399	2,060,423
	Fannie Mae Pool #MC0171	4.50%	9/01/39	1,665,791	1,707,761
	Fannie Mae Pool #727312	5.00%	9/01/33	2,665,279	2,805,207
	Fannie Mae Pool #829005	5.00%	8/01/35	1,728,695	1,816,211
	Fannie Mae Pool #934941	5.00%	8/01/39	2,012,911	2,117,330

38

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
	Fannie Mae Pool #AA0526	5.00%	12/01/38	$1,661,792	$1,749,036
	Fannie Mae Pool #AC6304	5.00%	11/01/39	1,584,427	1,666,619
	Fannie Mae Pool #AC6307	5.00%	12/01/39	2,076,833	2,184,569
	Fannie Mae Pool #AD1470	5.00%	2/01/40	2,986,607	3,145,270
	Fannie Mae Pool #257892	5.50%	2/01/38	1,589,447	1,709,463
	Fannie Mae Pool #829649	5.50%	3/01/35	1,546,150	1,660,481
	Fannie Mae Pool #952632	6.00%	7/01/37	1,687,009	1,835,677

					$31,823,430

Goldman Sachs 3/10/11 to 4/25/11
	Fannie Mae Pool #AE7707	4.00%	11/01/40	$2,161,425	$2,129,089
	Fannie Mae Pool #AA7659	4.50%	6/01/39	1,567,843	1,599,996
	Fannie Mae Pool #AD1471	4.50%	2/01/40	2,897,387	2,970,387
	Fannie Mae Pool #AD4456	4.50%	4/01/40	3,247,087	3,324,839
	Fannie Mae Pool #AD4458	4.50%	4/01/40	2,803,830	2,856,949
	Fannie Mae Pool #AD7242	4.50%	7/01/40	1,549,812	1,586,922
	Fannie Mae Pool #AD7272	4.50%	7/01/40	1,605,018	1,637,933
	Fannie Mae Pool #MC0137	4.50%	7/01/39	1,405,431	1,434,693
	Fannie Mae Pool #815009	5.00%	4/01/35	1,370,446	1,440,468
	Fannie Mae Pool #AC5329	5.00%	10/01/39	1,507,493	1,585,694
	Fannie Mae Pool #AD1586	5.00%	1/01/40	1,486,616	1,565,593
	Fannie Mae Pool #AD8960	5.00%	6/01/40	1,542,907	1,617,642
	Fannie Mae Pool #944502	6.00%	6/01/37	1,335,029	1,452,261
	Fannie Mae Pool #952598	6.00%	7/01/37	1,351,834	1,476,456

					$26,678,922

Goldman Sachs 3/15/11 to 5/05/11
	Fannie Mae Pool #AE2011	4.00%	9/01/40	$1,399,778	$1,381,460
	Fannie Mae Pool #AE5435	4.50%	9/01/40	1,404,207	1,430,810
	Fannie Mae Pool #663159	5.00%	7/01/32	4,817,377	5,073,300
	Fannie Mae Pool #844361	5.50%	11/01/35	2,098,174	2,251,357
	Fannie Mae Pool #806761	5.50%	9/01/34	3,999,449	4,295,190

					$14,432,117

39

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
Goldman Sachs 3/29/11 to 4/25/11
	Fannie Mae Pool #AH6768	4.00%	3/01/41	$3,739,674	$3,683,725
	Fannie Mae Pool #AH7537	4.00%	3/01/41	3,164,271	3,128,797
	Fannie Mae Pool #AH5658	4.00%	2/01/41	2,617,112	2,577,958
	Fannie Mae Pool #AH2980	4.00%	1/01/41	2,610,078	2,571,029
	Fannie Mae Pool #941204	5.50%	6/01/37	1,090,415	1,168,660

					$13,130,169

Derivatives

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Losses may arise if the price of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Fair Values of Derivative Instruments as of March 31, 2011*:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
	Asset Derivatives
Interest Rate Contracts	Assets - Margin Variation Receivable	$35,625

* For open derivative instruments as of March 31, 2011, see the following section for financial futures contracts.

The effect of Derivative Instruments on the Statement of Operations during the six months ended March 31, 2011 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Gains from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Contracts	$3,682,042	$498,503

40

NOTES TO FINANCIAL STATEMENTS

For the six months ended March 31, 2011, the average volume of derivative activities are as follows:

Futures Short Positions (Contracts)
1,025

Financial Futures Contracts

The Fund entered into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

The Fund had the following open futures contracts at March 31, 2011:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty

90 Day Euro Dollar	25	March 2012	$ 937	$6,197,500	Barclays Capital
	25	March 2013	45,000	6,154,688	Barclays Capital
	25	March 2014	33,125	6,081,875	Barclays Capital
	25	June 2011	(6,250)	6,221,250	Barclays Capital
	25	June 2012	12,187	6,186,875	Barclays Capital
	25	June 2013	49,687	6,142,500	Barclays Capital
	25	June 2014	31,250	6,066,562	Barclays Capital
	25	September 2011	(5,937)	6,215,313	Barclays Capital
	25	September 2012	25,938	6,176,563	Barclays Capital
	25	September 2013	53,125	6,130,313	Barclays Capital
	25	September 2014	29,063	6,051,563	Barclays Capital
	25	December 2011	(5,000)	6,207,188	Barclays Capital
	25	December 2012	36,563	6,164,688	Barclays Capital
	25	December 2013	34,062	6,096,250	Barclays Capital
Ten Year U.S. Treasury Notes	400	June, 2011	(200,000)	47,412,500	Barclays Capital
Thirty Year U.S. Treasury Bonds	325	June, 2011	(29,281)	39,031,656	Barclays Capital

41

NOTES TO FINANCIAL STATEMENTS

Details of underlying collateral pledged for open futures contracts in addition to the deposit at brokers shown on the Statement of Assets and Liabilities at March 31, 2011 were as follows:

Description	Yield	Maturity Date	Par	Market Value
Freddie Mac Discount Note	0.42%	05/02/11	$2,000,000	$1,999,914

Options

The Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Fund does not have any outstanding options as of March 31, 2011.

Swaptions

The Fund may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).The Fund does not have any outstanding call swaptions as of March 31, 2011.

TBA Commitments

The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the CRA in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of

42

NOTES TO FINANCIAL STATEMENTS

credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

— Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

— Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

— Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Unobservable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$4,690,169	$—	$—	$ 4,690,169
Municipal Bonds	—	14,514,328	—	14,514,328
Corporate Bonds	—	1,983,116	—	1,983,116
U.S. Government Agency Backed Mortgages	—	591,223,986	—	591,223,986
U.S. Government Agency Obligations	—	68,640,195	—	68,640,195
Promissory Notes	—	9,704,025	—	9,704,025

	$4,690,169	$686,065,650	$—	$690,755,819

Other Financial Instruments(*)
Interest Rate Contracts	$509,156	$—	$—	$ 509,156

Total Assets	$5,199,325	$686,065,650	$—	$691,264,975

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(404,687)	$—	$—	$ (404,687)

* Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts which are shown at the unrealized appreciation/(depreciation) on the investment.

During the six months ended March 31, 2011, the Fund recognized no significant transfers to/from level 1 or 2. The Fund’s policy is to recognize transfers between level 1 and level 2 at the end of the reporting cycle. Additional disclosure surrounding the activity in level 3 fair value measurement will be effective for the fiscal years beginning after December 15, 2010. Management is currently evaluating the impact it will have on the financial statement disclosure.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the

43

NOTES TO FINANCIAL STATEMENTS

costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

3. Agreements and Other Transactions with Affiliates

RBC GAM (US) serves as investment advisor to the Fund. The Advisor has agreed to waive or limit fees through January 31, 2012, to maintain expenses (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average monthly gross assets less liabilities, other than indebtness for borrowing. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. During the six months ended March 31,2011, no reimbursements were made to the Advisor.

Under the terms of the Fund’s management agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s average daily total assets less liabilities, other than indebtedness for borrowing. For purposes of calculating the management fee, assets purchased with borrowed monies are included in the total that is subject to the management fee. As a result, the Advisor has an incentive to use leverage so as to increase the amount of assets upon which it may charge a fee. As of March 31, 2011, the impact of leverage raised the management fee to approximately 61 basis points (0.61%) of the Fund’s average net assets. The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $30,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

44

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

12b-1 Plan Fee	Class A
0.25%

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2011, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2011 were as follows:

Purchases(Excl. U.S. Gov’t.)	Sales(Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$114,473,628	$10,432,682	$—	$—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in capital stock of the Fund are summarized below:

	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,842,987	$4,694,851
Distributions reinvested	97,522	124,567
Cost of shares redeemed	(6,817,286)	(1,346,445)

Change in Class A	$(3,876,777)	$3,472,973

Class I
Proceeds from shares issued	$13,517,131	$62,153,630
Distributions reinvested	4,985,954	10,405,085
Cost of shares redeemed	(17,498,240)	(98,519,903)

Change in Class I	$1,004,845	$(25,961,188)

Change in net assets resulting from capital transactions	$(2,871,932)	$(22,488,215)

45

NOTES TO FINANCIAL STATEMENTS

	For the Six Months Ended March 31, 2011	For the Year Ended September 30, 2010
SHARE TRANSACTIONS:
Class A
Issued	294,446	477,077
Reinvested	10,056	12,657
Redeemed	(705,172)	(136,866)

Change in Class A	(400,670)	352,868

Class I
Issued	1,394,140	6,329,731
Reinvested	514,294	1,059,320
Redeemed	(1,815,783)	(10,040,098)

Change in Class I	92,651	(2,651,047)

Change in shares resulting from capital transactions	(308,019)	(2,298,179)

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

As of March 31, 2011 the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$672,757,787	$23,855,024	$(5,856,992)	$17,998,032

The tax character of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the year ended September 30, 2010	$28,353,542	$28,353,542

46

NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2011.

As of September 30, 2010, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$ 1,911,397	2011
3,756,334	2012
659,184	2013
27,743	2014
2,484,167	2015
8,197,543	2016
11,587,282	2018

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year beginning after September 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund will be contained within this section of the Fund’s fiscal year ending September 30, 2012 financial statements.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post October capital losses of $4,199,223 which will be treated as arising on the first business day of the fiscal year ending September 30, 2011.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (for the tax years ended September 30 of the years 2008, 2009, 2010 and the tax years ended May 31 of the years 2007 and 2008.), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. Subsequent Events.

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

47

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

48

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10-3/31/11	Annualized Expense Ratio During Period 10/1/10-3/31/11
Class A	$1,000.00	$1,000.80	$4.99	1.00%
Class I	$1,000.00	$1,003.10	$3.80	0.76%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10-3/31/11	Annualized Expense Ratio During Period 10/1/10-3/31/11
Class A	$1,000.00	$1,019.95	$5.04	1.00%
Class I	$1,000.00	$1,021.14	$3.83	0.76%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half-year period).

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Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2011.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

RBC Global Asset Management U.S., Inc. serves as investment adviser to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC SAR 03-11

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date	5/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date	5/24/11

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date	5/24/11

* Print the name and title of each signing officer under his or her signature.